Portfolio of Investments
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 12.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AGL CLO 11 Ltd.(a),(b)
Series 2021-11A Class AJ
3-month USD LIBOR + 1.350% Floor 1.350% 04/15/2034	1.800%	12,200,000	12,201,220
AGL CLO 12 Ltd.(a),(b),(c)
Series 2021-12A Class C
3-month USD LIBOR + 1.850% Floor 1.850% 07/20/2034	2.100%	1,000,000	1,000,106
AIG CLO(a),(b)
Series 2021-1A Class C
3-month USD LIBOR + 1.750% Floor 1.750% 04/22/2034	1.934%	1,750,000	1,750,635
AIMCO CLO 11 Ltd.(a),(b)
Series 2020-11A Class A
3-month USD LIBOR + 1.380% Floor 1.380% 10/15/2031	1.564%	2,000,000	2,004,762
Allegany Park CLO Ltd.(a),(b)
Series 2019-1A Class A
3-month USD LIBOR + 1.330% Floor 1.330% 01/20/2033	1.518%	3,870,000	3,873,785
Allegro CLO VII Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 06/13/2031	1.284%	7,500,000	7,491,930
American Credit Acceptance Receivables Trust(a)
Series 2019-4 Class C
12/12/2025	2.690%	3,060,000	3,104,345
Subordinated Series 2020-2 Class B
09/13/2024	2.480%	850,000	861,939
Subordinated Series 2020-4 Class C
12/14/2026	1.310%	2,830,000	2,859,200
Subordinated Series 2021-1 Class B
03/13/2025	0.610%	85,000	84,991
AmeriCredit Automobile Receivables Trust
Series 2019-2 Class B
07/18/2024	2.540%	6,060,000	6,158,535
Series 2020-1 Class D
12/18/2025	1.800%	950,000	971,396
Series 2020-2 Class D
03/18/2026	2.130%	500,000	515,922
Subordinated Series 2017-1 Class D
01/18/2023	3.130%	1,755,000	1,769,582
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019-1 Class D
03/18/2025	3.620%	2,250,000	2,377,019
Subordinated Series 2019-3 Class C
07/18/2025	2.320%	1,650,000	1,692,344
Subordinated Series 2019-3 Class D
09/18/2025	2.580%	1,450,000	1,510,788
Subordinated Series 2020-2 Class B
02/18/2026	0.970%	540,000	545,016
Subordinated Series 2020-3 Class C
08/18/2026	1.060%	1,385,000	1,396,117
AMMC CLO Ltd.(a),(b)
Series 2020-23A Class A1L
3-month USD LIBOR + 1.400% 10/17/2031	1.635%	6,400,000	6,405,798
Anchorage Capital CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.250% 10/13/2030	1.438%	5,250,000	5,254,546
Series 2016-9A Class AR
3-month USD LIBOR + 1.370% 07/15/2032	1.554%	13,000,000	13,003,068
Series 2019-11A Class A
3-month USD LIBOR + 1.390% Floor 1.390% 07/22/2032	1.612%	11,000,000	11,019,844
Apidos CLO XXII(a),(b)
Series 2015-22A Class A1R
3-month USD LIBOR + 1.060% 04/20/2031	1.248%	6,400,000	6,395,718
Apidos CLO XXIV(a),(b)
Series 2016-24A
3-month USD LIBOR + 2.050% Floor 2.050% 10/20/2030	2.238%	2,900,000	2,892,799
Apidos CLO XXXII(a),(b)
Series 2019-32A Class A1
3-month USD LIBOR + 1.320% Floor 1.320% 01/20/2033	1.508%	3,000,000	3,003,132
Apidos CLO XXXIII(a),(b)
Series 2020-33A Class A
3-month USD LIBOR + 1.700% Floor 1.700% 07/24/2031	1.876%	1,450,000	1,451,322
Applebee’s Funding LLC/IHOP Funding LLC(a)
Series 2019-1A Class A2I
06/07/2049	4.194%	1,044,750	1,082,892
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-1A Class AII
06/07/2049	4.723%	497,500	528,481
Aqua Finance Trust(a)
Series 2020-AA Class A
07/17/2046	1.900%	1,685,569	1,704,356
ArrowMark Colorado Holdings(a),(b)
Series 2017-6A Class A1
3-month USD LIBOR + 1.280% 07/15/2029	1.464%	2,250,000	2,248,108
Atrium XII(a),(b)
Series 2012A Class AR
3-month USD LIBOR + 0.830% 04/22/2027	1.014%	13,584,816	13,576,081
Atrium XIII(a),(b)
Series 2013A Class A1
3-month USD LIBOR + 1.180% Floor 1.180% 11/21/2030	1.353%	2,500,000	2,501,755
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2016-2A Class A
11/20/2022	2.720%	6,700,000	6,744,717
Series 2017-2A Class A
03/20/2024	2.970%	750,000	781,012
Series 2020-1A Class A
08/20/2026	2.330%	115,000	120,883
Series 2020-2A Class A
02/20/2027	2.020%	1,600,000	1,649,513
Bain Capital Credit CLO Ltd.(a),(b)
Series 2019-3A Class A
3-month USD LIBOR + 1.340% Floor 1.340% 10/21/2032	1.526%	20,000,000	20,032,280
Ballyrock CLO Ltd.(a),(b)
Series 2019-1A Class A1
3-month USD LIBOR + 1.360% 07/15/2032	1.544%	15,000,000	15,015,255
Series 2020-2A Class A1
3-month USD LIBOR + 1.320% Floor 1.320% 10/20/2031	1.529%	26,500,000	26,530,740
Bardot CLO Ltd.(a),(b)
Series 2019-2A Class A2
3-month USD LIBOR + 1.650% Floor 1.650% 10/22/2032	1.834%	5,000,000	5,009,125
Barings CLO Ltd.(a),(b)
Series 2020-1A Class A1
3-month USD LIBOR + 1.400% 10/15/2032	1.584%	3,000,000	3,004,617
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-2A Class A1
3-month USD LIBOR + 1.290% Floor 1.290% 10/15/2033	3.000%	10,000,000	10,006,940
Series 2020-4A Class A
3-month USD LIBOR + 1.220% Floor 1.220% 01/20/2032	1.444%	6,500,000	6,500,351
Benefit Street Partners CLO X Ltd.(a),(b)
Series 2016-10A Class BRR
3-month USD LIBOR + 2.150% Floor 2.150% 04/20/2034	2.338%	2,810,000	2,794,028
Benefit Street Partners CLO XIX Ltd.(a),(b)
Series 2019-19A Class A
3-month USD LIBOR + 1.350% Floor 1.350% 01/15/2033	1.534%	4,500,000	4,505,823
Benefit Street Partners CLO XVIII Ltd.(a),(b)
Series 2019-18A Class A
3-month USD LIBOR + 1.340% 10/15/2032	1.524%	5,500,000	5,504,026
Benefit Street Partners CLO XXI Ltd.(a),(b)
Series 2020-21A Class A1
3-month USD LIBOR + 1.700% Floor 1.700% 07/15/2031	1.941%	10,000,000	10,021,650
Betony CLO 2 Ltd.(a),(b)
Series 2018-1A Class A1
3-month USD LIBOR + 1.080% 04/30/2031	1.266%	3,000,000	3,000,150
BlueMountain CLO Ltd.(a),(b)
Series 2012-2A Class AR2
3-month USD LIBOR + 1.050% Floor 1.050% 11/20/2028	1.205%	4,502,401	4,503,022
Series 2016-2A Class A1R
3-month USD LIBOR + 1.310% Floor 1.310% 08/20/2032	1.492%	7,000,000	7,001,617
BlueMountain CLO XXVIII Ltd.(a),(b)
Series 2021-28A Class C
3-month USD LIBOR + 2.000% Floor 2.000% 04/15/2034	2.113%	1,300,000	1,293,699
BlueMountain CLO XXXI Ltd.(a),(b),(c)
Series 2021-31A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 04/19/2034	2.000%	3,600,000	3,600,364

2	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bojangles Issuer LLC(a)
Series 2020-1A Class A2
10/20/2050	3.832%	1,600,000	1,677,917
Broad River BSL Funding CLO(a),(b)
Series 2020-1A Class A
3-month USD LIBOR + 1.850% Floor 1.850% 04/20/2029	2.038%	2,090,000	2,091,770
Broad River BSL Funding CLO Ltd.(a),(b),(c)
Series 2020-1A Class AR
3-month USD LIBOR + 1.170% Floor 1.170% 07/20/2034	2.500%	2,090,000	2,090,000
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	1.328%	2,231,000	2,230,993
CARDS II Trust(a)
Subordinated Series 2021-1A Class B
04/15/2027	0.931%	2,850,000	2,850,342
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A1AR
3-month USD LIBOR + 1.100% Floor 1.100% 10/15/2030	1.284%	3,975,454	3,969,681
Series 2014-3RA Class A1A
3-month USD LIBOR + 1.050% 07/27/2031	1.231%	21,572,361	21,573,742
Series 2016-1A Class A1R2
3-month USD LIBOR + 1.140% Floor 1.140% 04/20/2034	1.300%	6,000,000	6,004,542
Carlyle US CLO Ltd.(a),(b)
Series 2017-2A Class A2R
3-month USD LIBOR + 1.600% Floor 1.600% 07/20/2031	1.800%	2,100,000	2,100,143
Series 2017-2A Class AJR
3-month USD LIBOR + 1.400% Floor 1.400% 07/20/2031	1.800%	5,400,000	5,400,373
Carmax Auto Owner Trust
Series 2019-2 Class C
02/18/2025	3.160%	3,270,000	3,413,465
Carvana Auto Receivables Trust(c)
Series 2021-N2 Class B
03/10/2028	0.750%	1,365,000	1,365,141
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CBAM Ltd.(a),(b)
Series 2019-11A Class A1
3-month USD LIBOR + 1.360% Floor 1.360% 10/20/2032	1.548%	10,000,000	10,006,780
Chancelight, Inc.(a),(b)
Series 2012-2 Class A
1-month USD LIBOR + 0.730% 04/25/2039	0.822%	635,038	631,217
CIFC Funding IV Ltd.(a),(b)
Series 2015-4A Class BR2
3-month USD LIBOR + 1.900% Floor 1.900% 04/20/2034	2.009%	6,300,000	6,289,561
CIFC Funding Ltd.(a),(b)
Series 2015-3A Class AR
3-month USD LIBOR + 0.870% 04/19/2029	1.060%	6,000,000	6,000,594
Series 2017-5A Class A1
3-month USD LIBOR + 1.180% 11/16/2030	1.370%	3,000,000	3,002,256
Series 2018-1A Class A
3-month USD LIBOR + 1.000% 04/18/2031	1.190%	5,000,000	5,002,155
Series 2018-2A Class A1
3-month USD LIBOR + 1.040% 04/20/2031	1.228%	12,000,000	12,001,380
Series 2019-6A Class A1
3-month USD LIBOR + 1.330% Floor 1.330% 01/16/2033	1.514%	2,900,000	2,903,378
Series 2019-6A Class A2
3-month USD LIBOR + 1.750% Floor 1.750% 01/16/2033	1.934%	2,000,000	2,006,998
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
3-month USD LIBOR + 0.300% Floor 0.300% 06/25/2042	0.501%	566,346	524,869
CIT Mortgage Loan Trust(a),(b)
Series 2007-1 Class 1A
1-month USD LIBOR + 1.350% Floor 1.350% 10/25/2037	1.442%	4,422,260	4,443,855
Commonbond Student Loan Trust(a)
Series 2018-CGS Class B
02/25/2046	4.250%	324,529	334,132
Series 2020-AGS Class A
08/25/2050	1.980%	1,911,257	1,941,175

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Acceptance Auto Loan Trust(a)
Series 2019-3A Class A
11/15/2028	2.380%	3,925,000	4,004,824
Series 2020-2A Class A
07/16/2029	1.370%	2,305,000	2,335,401
Series 2020-3A Class B
12/17/2029	1.770%	2,105,000	2,138,372
Series 2021-3A Class A
05/15/2030	1.000%	2,125,000	2,124,478
DB Master Finance LLC(a)
Series 2017-1A Class A2II
11/20/2047	4.030%	1,209,375	1,290,754
Series 2019-1A Class A23
05/20/2049	4.352%	1,179,000	1,290,412
Series 2019-1A Class A2II
05/20/2049	4.021%	638,625	675,237
Diamond Resorts Owner Trust(a)
Series 2018-1 Class A
01/21/2031	3.700%	1,537,744	1,604,079
Domino’s Pizza Master Issuer LLC(a)
Series 2018-1A Class A2I
07/25/2048	4.116%	1,462,500	1,533,695
Series 2021-1A Class A2II
04/25/2051	3.151%	3,200,000	3,302,628
Donlen Fleet Lease Funding 2 LLC(a)
Series 2021-2 Class A2
12/11/2034	0.560%	4,760,000	4,778,456
Drive Auto Receivables Trust
Series 2019-3 Class B
02/15/2024	2.650%	2,692,707	2,705,354
Subordinated Series 2020-2 Class B
03/17/2025	1.420%	2,200,000	2,224,092
Subordinated Series 2021-1 Class B
07/15/2025	0.650%	2,425,000	2,432,675
Driven Brands Funding LLC(a)
Series 2019-1A Class A2
04/20/2049	4.641%	1,759,500	1,894,570
Dryden CLO Ltd.(a),(b)
Series 2019-75A Class AR2
3-month USD LIBOR + 1.040% Floor 1.040% 04/15/2034	1.242%	4,000,000	4,003,104
Series 2019-75A Class CR2
3-month USD LIBOR + 1.800% Floor 1.800% 04/15/2034	2.002%	5,000,000	5,001,950
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-78A Class A
3-month USD LIBOR + 1.180% Floor 1.180% 04/17/2033	1.370%	5,000,000	5,005,815
DT Auto Owner Trust(a)
Series 2019-2A Class C
02/18/2025	3.180%	2,250,000	2,286,020
Series 2020-2A Class C
03/16/2026	3.280%	1,055,000	1,102,271
Series 2021-1A Class B
09/15/2025	0.620%	60,000	59,965
Series 2021-2A Class B
01/15/2027	0.810%	1,795,000	1,799,264
Subordinated Series 2019-1A Class C
11/15/2024	3.610%	2,002,885	2,022,851
Earnest Student Loan Program LLC(a),(b)
Series 2016-D Class A1
1-month USD LIBOR + 1.400% Floor 1.400% 01/25/2041	1.492%	87,927	88,007
Eaton Vance CLO Ltd.(a),(b)
Series 2019-1A Class AR
3-month USD LIBOR + 1.100% Floor 1.100% 04/15/2031	1.223%	4,670,000	4,670,411
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	0.892%	4,248,335	4,278,110
Educational Funding of the South, Inc.(b)
Series 2011-1 Class A2
3-month USD LIBOR + 0.650% Floor 0.650% 04/25/2035	0.826%	1,315,657	1,316,209
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
1-month USD LIBOR + 1.350% Floor 1.350% 03/25/2036	1.442%	1,989,065	2,036,682
Elevation CLO Ltd.(a),(b)
Series 2014-2A Class A1R
3-month USD LIBOR + 1.230% 10/15/2029	1.414%	4,000,000	4,000,412
Series 2017-7A Class A
3-month USD LIBOR + 1.220% 07/15/2030	1.404%	4,750,000	4,750,109
ELFI Graduate Loan Program LLC(a)
Series 2019-A Class A
03/25/2044	2.540%	1,369,122	1,400,440

4	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-A Class B
03/25/2044	2.940%	789,083	783,980
Ellington CLO II Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.700% Floor 1.700% 02/15/2029	1.856%	18,782,942	18,771,710
Elmwood CLO II Ltd.(a),(b)
Series 2019-2A Class AR
3-month USD LIBOR + 1.150% Floor 1.150% 04/20/2034	1.338%	27,250,000	27,275,751
Elmwood CLO IX Ltd.(a),(b),(c)
Series 2021-2A Class A
3-month USD LIBOR + 1.130% 07/20/2034	1.450%	3,500,000	3,500,000
Elmwood CLO VII Ltd.(a),(b)
Series 2020-4A Class A
3-month USD LIBOR + 1.390% Floor 1.390% 01/17/2034	1.539%	2,000,000	2,009,254
Exeter Automobile Receivables Trust(a)
Series 2020-1A Class B
04/15/2024	2.260%	1,190,000	1,197,606
Series 2020-2A Class A
08/15/2023	1.130%	715,377	716,176
Series 2020-2A Class C
05/15/2025	3.280%	1,400,000	1,450,414
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class C
07/15/2025	1.320%	4,900,000	4,949,977
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	400,000	406,624
Subordinated Series 2021-1A Class B
02/18/2025	0.500%	1,960,000	1,961,687
Exeter Automobile Receivables Trust(c)
Subordinated Series 2021-2A Class B
09/15/2025	0.570%	2,080,000	2,080,163
Flagship Credit Auto Trust(a)
Series 2020-2 Class C
04/15/2026	3.800%	235,000	246,751
Subordinated Series 2018-2 Class B
05/15/2023	3.560%	1,692,156	1,699,033
Subordinated Series 2018-4 Class B
10/16/2023	3.880%	1,600,000	1,619,787
Subordinated Series 2020-1 Class B
02/17/2025	2.050%	1,445,000	1,478,389
Subordinated Series 2020-4 Class C
02/16/2027	1.280%	585,000	589,421
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-2 Class B
06/15/2027	0.930%	1,800,000	1,801,236
Flatiron CLO 21 Ltd.(a),(b),(c),(d),(e)
Series 2021-1A Class C
3-month USD LIBOR + 1.850% Floor 1.850% 07/19/2034	1.900%	2,000,000	2,000,000
Ford Credit Auto Owner Trust(a)
Series 2017-2 Class A
03/15/2029	2.360%	7,075,000	7,270,946
Series 2018-1 Class A
07/15/2031	3.190%	7,110,000	7,724,161
Series 2021-1 Class A
10/17/2033	1.370%	3,415,000	3,454,133
Ford Credit Floorplan Master Owner Trust
Series 2018-4 Class A
11/15/2030	4.060%	5,100,000	5,858,195
Galaxy XV CLO Ltd.(a),(b)
Series 2013-15A Class AR
3-month USD LIBOR + 1.200% 10/15/2030	1.384%	2,225,000	2,225,556
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	1,214,417	1,224,777
GLS Auto Receivables Issuer Trust(a)
Series 2019-2A Class A
04/17/2023	3.060%	101,897	102,029
Subordinated Series 2018-3A Class B
08/15/2023	3.780%	1,772,444	1,790,311
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	1,890,000	1,931,970
Subordinated Series 2020-4A Class C
11/17/2025	1.140%	1,540,000	1,548,839
Subordinated Series 2021-1A Class B
04/15/2025	0.820%	1,990,000	1,989,287
GM Financial Consumer Automobile Receivables Trust
Series 2020-2 Class A3
12/16/2024	1.490%	940,000	952,772
GMF Floorplan Owner Revolving Trust(a)
Series 2020-1 Class A
08/15/2025	0.680%	1,115,000	1,121,089
Goal Capital Funding Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.450% Floor 0.450% 08/25/2042	0.597%	712,693	667,872

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Greenwood Park CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.010% 04/15/2031	1.194%	15,000,000	15,009,960
Greywolf CLO III Ltd.(a),(b)
Series 2020-3RA Class A1R
3-month USD LIBOR + 1.290% Floor 1.290% 04/15/2033	1.474%	6,500,000	6,503,510
Greywolf CLO VII Ltd.(a),(b)
Series 2018-2A Class A1
3-month USD LIBOR + 1.180% Floor 1.180% 10/20/2031	1.368%	6,250,000	6,251,544
Helios Issuer LLC(a)
Series 2020-AA Class A
06/20/2047	2.980%	1,212,845	1,240,838
Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/2073	4.080%	1,761,825	1,969,906
Series 2014-2A Class A
01/17/2073	3.610%	2,234,913	2,455,966
ICG US CLO Ltd.(a),(b)
Series 2014-3A Class A1RR
3-month USD LIBOR + 1.030% 04/25/2031	1.206%	7,232,319	7,239,681
JG Wentworth XLIII LLC(a)
Series 2019-1A Class A
08/17/2071	3.820%	1,143,637	1,267,019
Kayne CLO Ltd.(a),(b)
Series 2019-6A Class A1
3-month USD LIBOR + 1.380% Floor 1.380% 01/20/2033	1.568%	7,000,000	7,010,052
Series 2019-6A Class A2
3-month USD LIBOR + 1.850% Floor 1.850% 01/20/2033	2.038%	1,500,000	1,506,275
Series 2020-7A Class A1
3-month USD LIBOR + 1.200% 04/17/2033	1.390%	5,000,000	5,019,025
Kayne Ltd.(a),(b)
Series 2018-1A Class CR
3-month USD LIBOR + 1.750% 07/15/2031	1.934%	1,820,000	1,818,928
Series 2021-10A Class C
3-month USD LIBOR + 1.750% Floor 1.750% 04/23/2034	2.000%	1,600,000	1,586,813
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KKR CLO Ltd.(a),(b)
Series 2030A Class A1
3-month USD LIBOR + 1.500% Floor 1.500% 10/17/2031	1.690%	9,000,000	9,017,064
Series 2032A Class A1
3-month USD LIBOR + 1.320% Floor 1.320% 01/15/2032	1.504%	17,000,000	17,018,700
KVK CLO Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 0.930% 05/20/2029	1.085%	10,099,744	10,105,834
LCM XIII LP(a),(b)
Series 2013A Class ARR
3-month USD LIBOR + 1.140% 07/19/2027	1.330%	5,500,000	5,503,173
LCM XXIV Ltd.(a),(b)
Series 2024A Class AR
3-month USD LIBOR + 0.980% Floor 0.980% 03/20/2030	1.168%	4,750,000	4,746,072
LCM XXV Ltd.(a),(b)
Series 2025A Class A
3-month USD LIBOR + 1.210% 07/20/2030	1.398%	1,643,000	1,643,067
Lending Funding Trust(a)
Series 2020-2A Class A
04/21/2031	2.320%	700,000	705,168
Lendmark Funding Trust(a)
Series 2018-2A Class A
04/20/2027	4.230%	900,000	912,916
Series 2019-1A Class A
12/20/2027	3.000%	3,800,000	3,889,402
Series 2019-2A Class A
04/20/2028	2.780%	2,000,000	2,054,478
Series 2021-1A Class A
11/20/2031	1.900%	5,000,000	5,013,156
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	200,000	199,997
Subordinated Series 2021-1A Class C
11/20/2031	3.410%	100,000	100,375
loanDepot GMSR Master Trust(a),(b)
Series 2018-GT1 Class A
1-month USD LIBOR + 2.800% Floor 2.800% 10/16/2023	2.901%	1,300,000	1,296,311
Loanpal Solar Loan Ltd.(a)
Series 2020-2GF Class A
07/20/2047	2.750%	1,878,551	1,934,390

6	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Logan CLO I Ltd.(a),(b),(c)
Series 2021-1A Class A
3-month USD LIBOR + 1.160% Floor 1.160% 07/20/2034	2.000%	15,000,000	15,001,530
Madison Park Funding XIX Ltd.(a),(b)
Series 2015-19A Class B1R2
3-month USD LIBOR + 1.850% Floor 1.850% 01/22/2028	2.034%	3,000,000	3,001,080
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	1.292%	6,500,000	6,489,210
Series 2021-48A Class C
3-month USD LIBOR + 2.000% Floor 2.000% 04/19/2033	2.142%	1,520,000	1,516,209
Madison Park Funding XXI Ltd.(a),(b)
Series 2019-21A Class A1AR
3-month USD LIBOR + 1.350% Floor 1.350% 10/15/2032	1.534%	3,500,000	3,502,425
Madison Park Funding XXXVIII Ltd.(a),(b),(c)
Series 2021-38A Class A
3-month USD LIBOR + 1.120% Floor 1.120% 07/17/2034	2.000%	15,000,000	15,001,590
Magnetite CLO Ltd.(a),(b)
Series 2020-26A Class A
3-month USD LIBOR + 1.750% 07/15/2030	1.934%	2,700,000	2,705,921
Magnetite XVII Ltd.(a),(b)
Series 2016-17A Class AR
3-month USD LIBOR + 1.100% 07/20/2031	1.288%	1,050,000	1,051,188
Marathon CLO Ltd.(a),(b)
Series 2020-15A Class A1S
3-month USD LIBOR + 1.700% 11/15/2031	1.932%	20,500,000	20,886,691
Marble Point CLO XIV Ltd.(a),(b)
Series 2018-2A Class A1R
3-month USD LIBOR + 1.280% Floor 1.280% 01/20/2032	1.468%	3,490,000	3,494,872
Mariner CLO 5 Ltd.(a),(b)
Series 2018-5A Class A
3-month USD LIBOR + 1.110% Floor 1.110% 04/25/2031	1.328%	5,500,000	5,494,676
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mariner Finance Issuance Trust(a)
Series 2019-AA Class A
07/20/2032	2.960%	1,300,000	1,320,345
Series 2020-AA Class A
08/21/2034	2.190%	1,000,000	1,017,558
Marlette Funding Trust(a)
Series 2019-3A Class B
09/17/2029	3.070%	2,050,000	2,076,538
Series 2021-1A Class C
06/16/2031	1.410%	700,000	700,537
Subordinated Series 2018-4A Class C
12/15/2028	4.910%	1,000,000	1,016,790
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	2,596,285	2,664,515
Merlin Aviation Holdings DAC(a)
Series 2016-1 Class A
12/15/2032	4.500%	724,203	696,922
MidOcean Credit CLO VIII(a),(b)
Series 2018-8A Class B
3-month USD LIBOR + 1.650% 02/20/2031	1.805%	6,600,000	6,583,500
MidOcean Credit CLO X(a),(b)
Series 2019-10A Class A1
3-month USD LIBOR + 1.390% Floor 1.390% 10/23/2032	1.563%	19,000,000	19,003,857
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class A
10/15/2040	5.787%	811,589	866,574
Mid-State Trust VII
Series 7 Class A (AMBAC)
12/15/2036	6.340%	713,027	750,089
Mill City Solar Loan Ltd.(a)
Series 2019-1A Class A
03/20/2043	4.340%	1,416,081	1,545,386
Series 2019-2GS Class A
07/20/2043	3.690%	1,483,188	1,577,266
Mosaic Solar Loan Trust(a)
Series 2018-1A Class A
06/22/2043	4.010%	774,821	838,379
Series 2019-1A Class A
12/21/2043	4.370%	1,597,210	1,761,150
Series 2020-2A Class A
08/20/2046	1.440%	2,976,473	2,925,321
Subordinated Series 2018-2GS Class B
02/22/2044	4.740%	1,896,586	2,010,941
Subordinated Series 2020-2A Class B
08/20/2046	2.210%	1,898,041	1,898,488

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mosaic Solar Loans LLC(a)
Series 2017-2A Class A
06/22/2043	3.820%	831,791	897,086
Mountain View CLO LLC(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.210% 01/16/2031	1.394%	6,500,000	6,505,401
Navient Private Education Refi Loan Trust(a)
Series 2020-BA Class A2
01/15/2069	2.120%	2,280,000	2,320,523
Series 2020-DA Class A
05/15/2069	1.690%	1,662,255	1,681,927
Series 2020-FA Class A
07/15/2069	1.220%	1,530,791	1,540,980
Series 2020-GA Class A
09/16/2069	1.170%	2,896,249	2,912,123
Series 2020-HA Class A
01/15/2069	1.310%	1,597,134	1,608,195
Series 2021-A Class A
05/15/2069	0.840%	1,503,682	1,503,588
Navient Student Loan Trust(b)
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	0.712%	4,933,436	4,875,615
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	0.712%	2,162,720	2,118,375
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	1.042%	4,210,000	4,239,414
Neuberger Berman CLO XVII Ltd.(a),(b)
Series 2014-17A Class CR2
3-month USD LIBOR + 2.000% Floor 2.000% 04/22/2029	2.184%	2,000,000	2,000,808
Neuberger Berman Loan Advisers CLO 33 Ltd.(a),(b)
Series 2019-33A Class C
3-month USD LIBOR + 2.450% 10/16/2032	2.673%	2,000,000	2,003,136
Neuberger Berman Loan Advisers CLO Ltd.(a),(b)
Series 2021-40A Class C
3-month USD LIBOR + 1.750% Floor 1.750% 04/16/2033	1.938%	4,650,000	4,649,944
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextGear Floorplan Master Owner Trust(a)
Subordinated Series 2020-1A Class A2
02/18/2025	1.550%	2,515,000	2,565,468
Oaktree CLO Ltd.(a),(b),(c)
Series 2021-1A Class A1
3-month USD LIBOR + 1.160% Floor 1.160% 07/15/2034	1.500%	5,300,000	5,300,000
Ocean Trails CLO(a),(b)
Series 2020-8A Class A1
3-month USD LIBOR + 1.950% Floor 1.950% 07/15/2029	2.134%	5,000,000	5,003,365
OCP CLO Ltd.(a),(b)
Series 2020-18A Class AR
3-month USD LIBOR + 1.090% Floor 1.090% 07/20/2032	1.250%	1,410,000	1,412,201
Series 2020-18A Class CR
3-month USD LIBOR + 1.950% Floor 1.950% 07/20/2032	2.110%	500,000	500,226
Series 2020-19A Class A1
3-month USD LIBOR + 1.750% Floor 1.750% 07/20/2031	1.938%	1,000,000	1,000,966
Octagon Investment Partners 30 Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.950% 03/17/2030	2.138%	3,550,000	3,535,463
Octagon Investment Partners 32 Ltd.(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.200% Floor 1.200% 07/15/2029	1.384%	7,400,000	7,400,466
Octagon Investment Partners 48 Ltd.(a),(b)
Series 2020-3A Class A
3-month USD LIBOR + 1.500% Floor 1.500% 10/20/2031	1.688%	4,000,000	4,005,120
Octagon Investment Partners XIV Ltd.(a),(b)
Series 2012-1A Class BRR
3-month USD LIBOR + 2.100% Floor 2.100% 07/15/2029	2.284%	6,500,000	6,479,219
OHA Credit Funding Ltd.(a),(b)
Series 2021-8A Class C
3-month USD LIBOR + 1.900% Floor 1.900% 01/18/2034	2.088%	1,350,000	1,347,821

8	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Partners VII Ltd.(a),(b)
Series 2012-7A Class CR3
3-month USD LIBOR + 1.800% Floor 1.800% 02/20/2034	1.968%	5,000,000	4,983,680
OHA Loan Funding Ltd.(a),(b)
Series 2019-1A Class A1R2
3-month USD LIBOR + 1.340% Floor 1.340% 11/15/2032	1.496%	4,500,000	4,511,286
OneMain Direct Auto Receivables Trust(a)
Series 2019-1A Class A
09/14/2027	3.630%	6,900,000	7,479,274
Subordinated Series 2018-1A Class B
04/14/2025	3.710%	11,400,000	11,543,201
Subordinated Series 2019-1A Class B
11/14/2028	3.950%	1,500,000	1,606,072
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	10,385,529	10,423,693
Series 2020-2A Class A
09/14/2035	1.750%	2,700,000	2,749,354
Subordinated Series 2017-1A Class B
09/14/2032	2.790%	1,000,000	1,002,492
Subordinated Series 2017-1A Class C
09/14/2032	3.350%	800,000	800,809
Oscar US Funding XII LLC(a)
Series 2021-1A Class A4
04/10/2028	1.000%	2,050,000	2,056,682
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A
3-month USD LIBOR + 1.250% 10/22/2030	1.434%	13,736,345	13,742,141
Palmer Square CLO Ltd.(a),(b)
Series 2014-1A Class A1R2
3-month USD LIBOR + 1.130% Floor 1.130% 01/17/2031	1.320%	8,000,000	8,001,016
Series 2021-2A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 07/15/2034	2.000%	9,400,000	9,400,940
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-2A Class B
3-month USD LIBOR + 2.250% Floor 2.250% 04/20/2028	2.438%	2,250,000	2,251,436
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palmer Square Ltd.(a),(b)
Series 2015-2A Class A1R2
3-month USD LIBOR + 1.100% 07/20/2030	1.288%	1,250,000	1,248,610
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2017-1A Class A1R
3-month USD LIBOR + 1.240% Floor 1.240% 02/14/2034	1.438%	5,000,000	4,985,370
Planet Fitness Master Issuer LLC(a)
Series 2018-1A Class A2II
09/05/2048	4.666%	3,929,250	4,041,705
PPM CLO Ltd.(a),(b)
Series 2020-4A Class A1
3-month USD LIBOR + 1.420% Floor 1.420% 10/18/2031	1.617%	11,500,000	11,515,881
Primose Funding LLC(a)
Series 2019-1A Class A2
07/30/2049	4.475%	1,477,500	1,517,910
Rockford Tower CLO Ltd.(a),(b),(c)
Series 2021-1A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 07/20/2034	1.850%	7,900,000	7,900,822
Santander Consumer Auto Receivables Trust(a)
Series 2020-AA Class C
02/17/2026	3.710%	1,310,000	1,388,813
Santander Drive Auto Receivables Trust
Series 2019-3 Class C
10/15/2025	2.490%	850,000	862,441
Series 2020-2 Class B
11/15/2024	0.960%	1,090,000	1,095,934
Series 2020-2 Class D
09/15/2026	2.220%	700,000	722,688
Series 2020-3 Class C
01/15/2026	1.120%	2,500,000	2,517,960
Series 2021-2 Class C
06/15/2026	0.900%	2,845,000	2,854,339
Subordinated Series 2018-2 Class D
02/15/2024	3.880%	2,060,000	2,101,703
Subordinated Series 2018-5 Class C
12/16/2024	3.810%	1,170,383	1,175,280
Subordinated Series 2019-2 Class C
10/15/2024	2.900%	3,320,000	3,374,337
Subordinated Series 2019-2 Class D
07/15/2025	3.220%	1,750,000	1,811,543
Subordinated Series 2019-3 Class D
10/15/2025	2.680%	2,200,000	2,263,912

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-1 Class B
11/15/2024	3.030%	2,300,000	2,351,477
Subordinated Series 2020-2 Class C
09/15/2025	1.460%	2,250,000	2,281,054
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	2,900,000	2,941,647
Subordinated Series 2020-4 Class C
01/15/2026	1.010%	2,425,000	2,441,799
Subordinated Series 2020-4 Class D
01/15/2027	1.480%	1,800,000	1,819,597
Santander Retail Auto Lease Trust(a)
Series 2019-A Class B
05/22/2023	3.010%	1,500,000	1,522,259
Shackleton VR CLO Ltd.(a),(b)
Series 2014-5RA Class A
3-month USD LIBOR + 1.100% 05/07/2031	1.270%	11,000,000	10,977,560
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	260,222	263,491
Sixth Street CLO XVI Ltd.(a),(b)
Series 2020-16A Class A1A
3-month USD LIBOR + 1.320% Floor 1.320% 10/20/2032	1.513%	25,250,000	25,262,069
S-Jets Ltd.(a)
Series 2017-1 Class A
08/15/2042	3.970%	1,736,941	1,713,284
SLM Student Loan Trust(b)
Series 2008-2 Class A3
3-month USD LIBOR + 0.750% 04/25/2023	0.926%	3,299,548	3,259,469
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	1.418%	1,165,000	1,040,540
Series 2008-3 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 04/26/2083	1.376%	1,165,000	1,085,191
Series 2008-4 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 04/25/2073	2.026%	1,165,000	1,150,536
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	2.026%	4,060,000	4,006,712
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	1.276%	4,791,200	4,791,204
Series 2008-6 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	2.026%	1,165,000	1,143,135
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	2.026%	1,165,000	1,158,768
Series 2008-8 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2075	2.426%	1,165,000	1,179,866
Series 2008-9 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2083	2.468%	1,165,000	1,173,488
Series 2012-2 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 01/25/2029	0.806%	5,555,332	5,443,363
Series 2012-7 Class A3
1-month USD LIBOR + 0.650% Floor 0.650% 05/26/2026	0.756%	2,694,743	2,722,455
SMB Private Education Loan Trust(a)
Series 2020-PTA Class A2A
09/15/2054	1.600%	4,000,000	4,054,176
SoFi Consumer Loan Program LLC(a)
Series 2017-3 Class B
05/25/2026	3.850%	1,955,021	1,976,805
SoFi Consumer Loan Program LLC(a),(f)
Subordinated Series 2017-4 Class B
05/26/2026	3.590%	1,072,931	1,083,277
SoFi Consumer Loan Program Trust(a)
Series 2019-4 Class C
08/25/2028	2.840%	1,200,000	1,220,000
Subordinated Series 2019-1 Class D
02/25/2028	4.420%	4,000,000	4,142,821
Subordinated Series 2019-2 Class D
04/25/2028	4.200%	3,000,000	3,108,868
Subordinated Series 2019-4 Class D
08/25/2028	3.480%	350,000	357,183
SoFi Professional Loan Program LLC(a)
Series 2016-B Class A2B
10/25/2032	2.740%	423,428	428,297
Series 2016-C Class A2B
12/27/2032	2.360%	260,018	262,466

10	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-A Class A2B
03/26/2040	2.400%	235,755	237,693
Series 2017-D Class A2FX
09/25/2040	2.650%	639,559	654,153
Series 2017-E Class A2B
11/26/2040	2.720%	104,355	105,496
Series 2018-A Class A2B
02/25/2042	2.950%	217,967	221,936
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,643,208
Series 2019-C Class BFX
11/16/2048	3.050%	1,500,000	1,548,507
Subordinated Series 2018-B Class BFX
08/25/2047	3.830%	2,700,000	2,825,959
Subordinated Series 2019-B Class BFX
08/17/2048	3.730%	2,500,000	2,610,449
SoFi Professional Loan Program LLC(a),(b)
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	1.042%	89,670	89,897
SoFi Professional Loan Program Trust(a)
Subordinated Series 2020-B Class BFX
05/15/2046	2.730%	2,200,000	2,217,794
Sonic Capital LLC(a)
Series 2020-1A Class A2I
01/20/2050	3.845%	1,879,417	1,965,244
Sound Point CLO II Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.070% Floor 1.070% 01/26/2031	1.246%	6,000,000	6,000,012
Sound Point CLO XIV Ltd.(a),(b)
Series 2016-3A Class CR
3-month USD LIBOR + 2.050% Floor 2.050% 01/23/2029	2.223%	5,700,000	5,681,190
Sound Point CLO XXV Ltd.(a),(b)
Series 2019-4A Class A1A
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2033	1.584%	1,490,000	1,491,734
Springleaf Funding Trust(a)
Series 2017-AA Class A
07/15/2030	2.680%	1,483,041	1,486,797
Subordinated Series 2017-AA Class B
07/15/2030	3.100%	600,000	603,147
Sunnova Sol II Issuer LLC(a)
Series 2020-2A Class A
11/01/2055	2.730%	2,973,866	3,017,754
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunrun Athena Issuer LLC(a)
Series 2018-1 Class A
04/30/2049	5.310%	1,887,586	2,096,641
Sunrun Callisto Issuer LLC(a)
Series 2019-1A Class A
06/30/2054	3.980%	1,673,420	1,801,465
Synchrony Credit Card Master Note Trust
Series 2017-2 Class A
10/15/2025	2.620%	5,400,000	5,575,893
TCI-Flatiron CLO Ltd.(a),(b)
Series 2018-1A Class CR
3-month USD LIBOR + 1.750% Floor 1.750% 01/29/2032	1.927%	2,300,000	2,301,049
TCW CLO Ltd.(a),(b)
Series 2019-2A Class A1A
3-month USD LIBOR + 1.340% Cap 1.340% 10/20/2032	1.528%	8,000,000	8,005,744
Series 2021-1A Class C
3-month USD LIBOR + 1.900% Floor 1.900% 03/18/2034	2.009%	3,150,000	3,144,812
Telos CLO Ltd.(a),(b)
Series 2013-4A Class AR
3-month USD LIBOR + 1.240% 01/17/2030	1.430%	12,889,376	12,868,483
Textainer Marine Containers VII Ltd.(a)
Series 2021-2A Class A
04/20/2046	2.230%	4,370,667	4,428,064
THL Credit Wind River CLO Ltd.(b)
Series 2016-1A Class CR
3-month USD LIBOR + 2.100% 07/15/2028	2.284%	3,350,000	3,350,596
TIAA CLO I Ltd.(a),(b)
Series 2016-1A Class AR
3-month USD LIBOR + 1.200% 07/20/2031	1.388%	6,750,000	6,750,175
Toyota Auto Loan Extended Note Trust(a)
Series 2020-1A Class A
05/25/2033	1.350%	1,405,000	1,436,367
Tralee CLO VII Ltd(a),(b)
Series 2021-7A Class A1
3-month USD LIBOR + 1.320% Floor 1.320% 04/25/2034	1.559%	9,250,000	9,233,378
Triton Container Finance VIII LLC(a)
Series 2021-1A Class A
03/20/2046	1.860%	3,154,667	3,113,916

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture XXVII CLO Ltd.(a),(b)
Series 2017-27A Class CR
3-month USD LIBOR + 2.300% 07/20/2030	2.414%	4,100,000	4,080,332
Venture XXVIII CLO Ltd.(a),(b)
Series 2017-28A Class A2
3-month USD LIBOR + 1.110% 07/20/2030	1.298%	1,000,000	998,632
Voya CLO Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% 10/15/2030	1.394%	7,469,179	7,469,149
Series 2016-1A Class A1R
3-month USD LIBOR + 1.070% Floor 1.007% 01/20/2031	1.258%	10,000,000	10,001,590
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	0.346%	6,774,453	6,647,835
Wellman Park CLO Ltd.(a),(b),(c)
Series 2021-1A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/15/2034	1.500%	3,900,000	3,900,409
Wendy’s Funding LLC(a)
Series 2018-1A Class A2II
03/15/2048	3.884%	967,500	1,031,336
Series 2019-1A Class A2I
06/15/2049	3.783%	3,303,375	3,529,701
Westlake Automobile Receivables Trust(a)
Series 2020-2A Class B
07/15/2025	1.320%	1,840,000	1,857,355
Series 2020-2A Class C
07/15/2025	2.010%	3,080,000	3,141,545
Subordinated Series 2019-2A Class B
07/15/2024	2.620%	6,300,000	6,334,221
Subordinated Series 2019-3A Class B
10/15/2024	2.410%	1,395,000	1,405,852
Subordinated Series 2020-3A Class C
11/17/2025	1.240%	210,000	212,189
Subordinated Series 2021-1A Class B
03/16/2026	0.640%	4,960,000	4,959,666
World Omni Select Auto Trust
Series 2020-A Class A3
07/15/2025	0.550%	1,960,000	1,965,540
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
York CLO Ltd.(a),(b)
Series 2020-1A Class A1
3-month USD LIBOR + 1.500% Floor 1.500% 04/20/2032	1.669%	20,000,000	20,025,600
York CLO-4 Ltd.(a),(b)
Series 2016-2A Class A1R
3-month USD LIBOR + 1.090% 04/20/2032	1.278%	10,500,000	10,504,483
York CLO-6 Ltd.(a),(b)
Series 2019-1A Class A1
3-month USD LIBOR + 1.350% 07/22/2032	1.534%	7,000,000	7,007,987
Zais CLO 7 Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.290% 04/15/2030	1.474%	3,909,182	3,902,149
Zais CLO 8 Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 0.950% 04/15/2029	1.134%	5,318,792	5,280,923
Zais CLO 9 Ltd.(a),(b)
Series 2018-2A Class A
3-month USD LIBOR + 1.200% 07/20/2031	1.388%	12,613,399	12,463,817
Zaxby’s Funding LLC(a),(c)
Series 2021-1A Class A2
07/30/2051	3.238%	5,650,000	5,658,046
Total Asset-Backed Securities — Non-Agency (Cost $1,325,095,843)			1,337,277,035

Commercial Mortgage-Backed Securities - Agency 0.8%

Federal Home Loan Mortgage Corp. Multifamily ML Certificates(f),(g)
Series 2021-ML08 Class XUS
07/25/2037	1.863%	7,954,581	1,451,836
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(f),(g)
CMO Series K028 Class X1
02/25/2023	0.243%	114,785,154	422,398
CMO Series K055 Class X1
03/25/2026	1.359%	2,095,874	119,351
CMO Series K057 Class X1
07/25/2026	1.176%	2,414,945	124,381
CMO Series K059 Class X1
09/25/2026	0.310%	7,224,360	104,510
CMO Series K060 Class X1
10/25/2026	0.071%	26,267,645	123,891
CMO Series K152 Class X1
01/25/2031	0.956%	4,177,860	305,514

12	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series K718 Class X1
01/25/2022	0.568%	19,618,992	26,684
Series K069 Class X1
09/25/2027	0.363%	38,552,688	837,272
Series K091 Class X1
03/25/2029	0.559%	39,836,829	1,619,738
Series K095 Class X1
06/25/2029	0.948%	75,411,874	5,074,307
Series K106 Class X1
01/25/2030	1.355%	99,835,967	10,230,611
Series K108 Class X1
03/25/2030	1.690%	2,259,802	293,290
Series K-1516 Class X1
05/25/2035	1.512%	1,197,484	197,592
Series K-1517 Class X1
07/25/2035	1.334%	6,795,557	985,722
Series K728 Class X1
08/25/2024	0.410%	284,310,789	3,038,287
Series K729 Class X1
10/25/2024	0.356%	172,426,146	1,724,158
Series K735 Class X1
05/25/2026	0.957%	12,890,305	552,935
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K056 Class A2
05/25/2026	2.525%	6,137,000	6,595,560
Series K074 Class A2
01/25/2028	3.600%	8,660,000	9,896,677
Series K155 Class A3
04/25/2033	3.750%	6,935,000	8,185,034
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(f)
Series K157 Class A3
08/25/2033	3.990%	6,145,000	7,457,647
Federal National Mortgage Association
11/01/2031	3.400%	1,500,000	1,581,100
04/01/2040	2.455%	3,495,000	3,575,161
Federal National Mortgage Association(f),(g)
Series 2020-M43 Class X1
08/25/2034	2.135%	43,667,664	6,151,604
Government National Mortgage Association(f),(g)
CMO Series 2011-38 Class IO
04/16/2053	0.301%	3,451,118	58,341
CMO Series 2013-162 Class IO
09/16/2046	0.145%	33,207,881	342,137
CMO Series 2014-134 Class IA
01/16/2055	0.351%	17,337,209	248,858
CMO Series 2015-101 Class IO
03/16/2052	0.452%	5,743,853	139,600
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-114
03/15/2057	0.628%	2,305,634	73,067
CMO Series 2015-120 Class IO
03/16/2057	0.739%	10,376,177	344,317
CMO Series 2015-125 Class IB
01/16/2055	1.169%	31,686,965	1,315,839
CMO Series 2015-125 Class IO
07/16/2055	0.760%	23,455,926	673,244
CMO Series 2015-146 Class IC
07/16/2055	0.753%	20,368,375	612,412
CMO Series 2015-171 Class IO
11/16/2055	0.826%	7,266,470	303,177
CMO Series 2015-174 Class IO
11/16/2055	0.759%	19,944,735	781,514
CMO Series 2015-21 Class IO
07/16/2056	0.885%	6,493,422	259,738
CMO Series 2015-29 Class EI
09/16/2049	0.734%	10,937,376	350,855
CMO Series 2015-41 Class IO
09/16/2056	0.417%	2,641,535	69,072
CMO Series 2015-6 Class IO
02/16/2051	0.524%	6,785,871	149,874
CMO Series 2015-70 Class IO
12/16/2049	0.651%	8,238,007	244,030
CMO Series 2016-39 Class IO
01/16/2056	0.789%	5,189,667	216,767
Series 2014-101 Class IO
04/16/2056	0.752%	23,318,798	720,138
Series 2016-152 Class IO
08/15/2058	0.796%	15,017,244	805,726
Series 2017-168 Class IO
12/16/2059	0.594%	26,680,925	1,286,357
Series 2018-110 Class IA
11/16/2059	0.676%	33,587,596	1,684,468
Series 2018-2 Class IO
12/16/2059	0.722%	10,737,170	577,162
Series 2020-108 Class IO
06/16/2062	0.934%	10,967,841	871,711
Series 2021-52 Class IO
04/16/2063	0.848%	12,839,721	1,031,700
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	0.460%	325,393	325,876

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(f)
Series 2003-88 Class Z
03/16/2046	5.523%	122,272	122,222
Wells Fargo Commercial Mortgage Trust(a)
Subordinated Series 2021-C59 Class E
04/15/2054	2.500%	1,100,000	895,947
Total Commercial Mortgage-Backed Securities - Agency (Cost $98,002,716)			85,179,409

Commercial Mortgage-Backed Securities - Non-Agency 5.8%

Alen Mortgage Trust(a),(b)
Subordinated Series 2021-ACEN Class E
1-month USD LIBOR + 4.000% Floor 4.000% 04/15/2034	4.115%	5,000,000	5,000,003
Banc of America Merrill Lynch Commercial Mortgage, Inc.(f),(g)
Series 2019-BN18 Class XA
05/15/2062	0.901%	60,127,735	3,702,522
BANK(f),(g)
Series 2017-BNK8 Class XA
11/15/2050	0.732%	32,227,030	1,272,520
BANK(a)
Subordinated Series 2017-BNK6 Class D
07/15/2060	3.100%	2,380,000	2,174,854
BBCMS Mortgage Trust(a)
Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	13,170,057
Subordinated Series 2016-ETC Class B
08/14/2036	3.189%	900,000	870,275
Subordinated Series 2016-ETC Class C
08/14/2036	3.391%	770,000	686,052
BBCMS Mortgage Trust(f),(g)
Series 2018-C2 Class XA
12/15/2051	0.767%	61,511,658	3,066,934
BBCMS Mortgage Trust(a),(b)
Series 2020-BID Class A
1-month USD LIBOR + 2.140% Floor 1.840% 10/15/2037	2.241%	3,850,000	3,885,816
Subordinated Series 2020-BID Class D
1-month USD LIBOR + 4.630% Floor 4.380% 10/15/2037	4.731%	895,000	905,086
BBCMS Mortgage Trust(a),(f)
Subordinated Series 2016-ETC Class D
08/14/2036	3.609%	2,790,000	2,300,027
BB-UBS Trust(a)
Series 2012-TFT Class A
06/05/2030	2.892%	6,260,000	6,260,526
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Benchmark Mortgage Trust(f),(g)
03/15/2053	1.419%	25,380,143	2,253,241
Series 2019-B10 Class XA
03/15/2062	1.228%	29,945,409	2,298,056
Series 2020-B20 Class XA
10/15/2053	1.626%	14,583,207	1,594,302
Benchmark Mortgage Trust
Series 2018-B2 Class A4
02/15/2051	3.615%	16,000,000	17,661,571
Series 2021-B26 Class A4
06/15/2054	2.295%	10,600,000	10,756,130
Benchmark Mortgage Trust(f)
Subordinated Series 2018-B8 Class C
01/15/2052	4.874%	3,000,000	3,416,201
BMD2 Re-Remic Trust(a),(h)
Series 2019-FRR1 Class 3AB
05/25/2052	0.000%	2,821,000	2,125,658
BX Commercial Mortgage Trust(a),(b)
Series 2020-BXLP Class E
1-month USD LIBOR + 1.600% Floor 1.600% 12/15/2036	1.701%	1,469,955	1,469,955
Series 2020-BXLP Class F
1-month USD LIBOR + 2.000% Floor 2.000% 12/15/2036	2.101%	2,743,917	2,743,915
Series 2020-BXLP Class G
1-month USD LIBOR + 2.500% Floor 2.500% 12/15/2036	2.601%	6,467,804	6,463,907
Subordinated Series 2020-VKNG Class E
1-month USD LIBOR + 2.100% Floor 2.100% 10/15/2037	2.215%	1,110,000	1,111,634
Subordinated Series 2021-IRON Class E
1-month USD LIBOR + 2.350% Floor 2.350% 02/15/2038	2.451%	4,000,000	3,999,996
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,115,000	1,194,078
BXP Trust(a),(f)
Subordinated Series 2017-GM Class D
06/13/2039	3.425%	2,500,000	2,631,112
CALI Mortgage Trust(a)
Series 2019-101C Class A
03/10/2039	3.957%	2,380,000	2,699,109
Cantor Commercial Real Estate Lending(f),(g)
Series 2019-CF2 Class XA
11/15/2052	1.236%	46,793,622	3,698,292

14	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cantor Commercial Real Estate Lending
Series 2019-CF3 Class A3
01/15/2053	2.752%	16,100,000	16,853,285
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	17,000,000	17,805,436
Series 2017-CD6 Class A3
11/13/2050	3.104%	10,000,000	10,498,830
Series 2017-CD6 Class A4
11/13/2050	3.190%	20,000,000	21,667,292
CD Mortgage Trust(f),(g)
Series 2019-CD8 Class XA
08/15/2057	1.410%	47,008,944	4,585,252
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	6,385,607
CFCRE Commercial Mortgage Trust(f),(g)
Series 2016-C4 Class XA
05/10/2058	1.639%	59,898,772	3,915,223
CGDB Commercial Mortgage Trust(a),(b)
Series 2019-MOB Class E
1-month USD LIBOR + 2.000% Floor 2.000% 11/15/2036	2.101%	3,790,000	3,773,425
Citigroup Commercial Mortgage Trust
Series 2015-GC35 Class A3
11/10/2048	3.549%	10,000,000	10,906,063
Series 2019-C7 Class A4
12/15/2072	3.102%	3,985,000	4,305,118
Series 2019-GC43 Class A3
11/10/2052	2.782%	10,000,000	10,561,914
Series 2019-GC43 Class A4
11/10/2052	3.038%	2,050,000	2,206,454
Citigroup Commercial Mortgage Trust(a),(f)
Subordinated Series 2016-C2 Class E
08/10/2049	5.996%	2,420,000	1,840,999
Subordinated Series 2018-C6 Class D
11/10/2051	5.066%	1,240,000	1,251,316
Citigroup Commercial Mortgage Trust(f)
Subordinated Series 2016-P5 Class C
10/10/2049	4.316%	2,610,000	2,826,790
CityLine Commercial Mortgage Trust(a),(f)
Subordinated Series 2016-CLNE Class B
11/10/2031	2.778%	3,600,000	3,672,329
Subordinated Series 2016-CLNE Class C
11/10/2031	2.778%	1,350,000	1,356,285
COMM Mortgage Trust(a)
Series 2013-CR7 Class AM
03/10/2046	3.314%	4,250,000	4,426,219
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust
Series 2013-CR8 Class A4
06/10/2046	3.334%	252,626	260,858
COMM Mortgage Trust(a),(f)
Series 2020-CBM Class F
02/10/2037	3.633%	2,513,000	2,348,578
Subordinated Series 2013-CR10 Class E
08/10/2046	4.923%	1,220,000	1,201,676
Subordinated Series 2013-CR7 Class D
03/10/2046	4.395%	8,575,000	8,178,023
Subordinated Series 2019-GC44 Class 180
08/15/2057	3.400%	1,000,000	973,116
COMM Mortgage Trust(a),(b)
Subordinated Series 2021-LBA Class E
1-month USD LIBOR + 1.800% Floor 1.800% 03/15/2038	1.915%	5,345,000	5,344,996
Commercial Mortgage Pass-Through Certificates(a)
Series 2012-LTRT Class A2
10/05/2030	3.400%	3,893,000	3,885,646
Commercial Mortgage Trust
Series 2013-CR13 Class A3
11/12/2046	3.928%	2,644,161	2,812,662
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,165,000	1,256,998
Series 2014-UBS4 Class A5
08/10/2047	3.694%	5,000,000	5,418,873
Series 2014-UBS6 Class A4
12/10/2047	3.378%	3,605,000	3,879,938
Series 2015-DC1 Class A5
02/10/2048	3.350%	790,000	852,957
Series 2015-LC19 Class A4
02/10/2048	3.183%	835,000	898,628
Series 2015-PC1 Class A5
07/10/2050	3.902%	2,755,000	3,040,890
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,500,000	9,042,715
Commercial Mortgage Trust(f)
Series 2013-CR9 Class A4
07/10/2045	4.247%	2,427,625	2,582,540
CoreVest American Finance Trust(a)
Series 2017-1 Class A
10/15/2049	2.968%	386,699	388,365
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	13,780,000	14,885,658

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSAIL Commercial Mortgage Trust(f)
Series 2017-CX9 Class A5
09/15/2050	3.446%	3,270,000	3,570,756
CSAIL Commercial Mortgage Trust
Series 2018-CX11 Class A5
04/15/2051	4.033%	5,940,000	6,711,818
Series 2019-C18 Class A4
12/15/2052	2.968%	3,345,000	3,564,527
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class E
1-month USD LIBOR + 1.700% Floor 1.700% 05/15/2035	1.801%	2,784,417	2,784,424
Series 2018-BIOD Class F
1-month USD LIBOR + 2.000% Floor 2.000% 05/15/2035	2.101%	10,952,040	10,952,076
DBJPM Mortgage Trust(a)
Series 2016-SFC Class A
08/10/2036	2.833%	3,000,000	3,082,671
DBJPM Mortgage Trust(f),(g)
Series 2020-C9 Class XA
09/15/2053	1.713%	46,444,294	4,827,675
DBUBS Mortgage Trust(a)
Series 2017-BRBK Class A
10/10/2034	3.452%	2,800,000	3,021,127
DBUBS Mortgage Trust(a),(f)
Subordinated Series 2011-LC2A Class E
07/10/2044	5.389%	1,900,000	1,802,922
DBUBS Mortgage Trust(a),(b)
Subordinated Series 2011-LC2A Class F
1-month USD LIBOR + 3.650% Floor 3.650%, Cap 4.000% 07/10/2044	3.742%	3,300,000	2,471,391
DBWF Mortgage Trust(a),(f)
Series 2016-85T Class D
12/10/2036	3.808%	2,000,000	2,092,374
Series 2016-85T Class E
12/10/2036	3.808%	2,000,000	1,955,816
Fontainebleau Miami Beach Trust(a)
Series 2019-FBLU Class F
12/10/2036	4.095%	1,240,000	1,259,102
GAM Re-REMIC Trust(a),(i)
Series 2021-FRR1 Class 1B
07/28/2027	0.000%	3,690,000	2,837,456
Series 2021-FRR1 Class 2B
12/29/2027	0.000%	4,900,000	3,683,716
GS Mortgage Securities Corp II(a),(f)
Series 2017-375H Class A
09/10/2037	3.475%	5,000,000	5,488,592
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	12,390,000	12,561,969
Series 2012-BWTR Class A
11/05/2034	2.954%	3,717,000	3,795,203
GS Mortgage Securities Trust(a),(f)
Series 2013-PEMB Class A
03/05/2033	3.550%	830,000	867,129
Subordinated Series 2019-GC40 Class DBD
07/10/2052	3.550%	4,090,000	4,165,923
Subordinated Series 2019-GC40 Class DBE
07/10/2052	3.550%	3,132,000	3,141,518
GS Mortgage Securities Trust
Series 2016-GS2 Class A3
05/10/2049	2.791%	4,500,000	4,735,442
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	10,819,623
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	21,595,030
Series 2019-GC38 Class A4
02/10/2052	3.968%	1,780,000	2,026,218
Series 2019-GSA1 Class A4
11/10/2052	3.048%	3,240,000	3,479,518
Series 2020-GC45 Class A5
02/13/2053	2.911%	1,810,000	1,927,296
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,160,000	2,347,600
Hudsons Bay Simon JV Trust(a)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,668,930
Series 2015-HB7 Class A7
08/05/2034	3.914%	2,520,000	2,300,097
IMT Trust(a)
Series 2017-APTS Class AFX
06/15/2034	3.478%	5,410,000	5,745,391
JPMBB Commercial Mortgage Securities Trust(f)
Series 2013-C14 Class A4
08/15/2046	4.133%	2,746,637	2,887,224
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26 Class A3
01/15/2048	3.231%	334,632	356,494
JPMBB Commercial Mortgage Securities Trust(a),(f)
Subordinated Series 2013-C17 Class F
01/15/2047	3.867%	1,840,000	1,419,185
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	8,318,288	8,889,717

16	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-COR6 Class A3
11/13/2052	2.795%	7,500,000	7,918,664
JPMorgan Chase Commercial Mortgage Securities Corp.(a),(b)
Series 2021-MHC Class E
1-month USD LIBOR + 2.450% Floor 2.450% 04/15/2038	2.550%	1,130,000	1,132,120
JPMorgan Chase Commercial Mortgage Securities Trust(a),(f)
Series 2011-C5 Class E
08/15/2046	4.000%	1,611,000	1,188,625
Series 2016-NINE Class A
09/06/2038	2.949%	3,235,000	3,449,283
Subordinated Series 2014-C20 Class D
07/15/2047	4.598%	2,200,000	1,971,184
JPMorgan Chase Commercial Mortgage Securities Trust(f)
Series 2013-C13 Class A4
01/15/2046	3.994%	3,937,120	4,135,421
Subordinated Series 2014-C20 Class B
07/15/2047	4.399%	2,000,000	2,158,572
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,110,000	2,314,094
Ladder Capital Commercial Mortgage(a)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,901,203
Life Mortgage Trust(a),(b)
Subordinated Series 2021-BMR Class F
1-month USD LIBOR + 2.350% Floor 2.350% 03/15/2038	2.451%	1,900,000	1,904,758
LSTAR Commercial Mortgage Trust(a),(f)
Series 2015-3 Class D
04/20/2048	3.216%	2,000,000	1,910,253
Subordinated Series 2016-4 Class F
03/10/2049	4.586%	8,000,000	6,433,146
LSTAR Commercial Mortgage Trust(a)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	849,350
MF1 Multifamily Housing Mortgage Loan Trust(a),(b)
Series 2021-FL5 Class D
1-month USD LIBOR + 2.500% Floor 2.500% 07/15/2036	2.615%	2,524,000	2,522,424
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	2,850,000	2,964,860
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	1,885,000	2,012,414
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-C21 Class A3
03/15/2048	3.077%	502,394	532,365
Series 2016-C29 Class ASB
05/15/2049	3.140%	984,170	1,037,720
Morgan Stanley Bank of America Merrill Lynch Trust(a)
Subordinated Series 2014-C18 Class D
10/15/2047	3.389%	5,670,000	5,122,973
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,500,000	8,932,864
Series 2019-H6 Class A4
06/15/2052	3.417%	2,324,000	2,542,166
Morgan Stanley Capital I Trust(g)
Series 2021-L5 Class XA
04/15/2031	1.425%	13,620,000	1,342,270
Natixis Commercial Mortgage Securities Trust(a)
Series 2020-2PAC Class A
01/15/2025	2.966%	2,300,000	2,414,859
Prima Capital CRE Securitization Ltd.(a)
Series 2019-RK1 Class DD
04/15/2038	3.500%	240,000	238,231
Subordinated Series 2019-RK1 Class BD
04/15/2038	3.500%	5,180,000	5,208,279
Subordinated Series 2019-RK1 Class CD
04/15/2038	3.500%	4,040,000	4,038,532
RBS Commercial Funding, Inc., Trust(a),(f)
Series 2013-GSP Class A
01/15/2032	3.834%	1,180,000	1,257,392
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	5,437,572
SG Commercial Mortgage Securities Trust(a),(f)
Series 2020-COVE Class E
03/15/2037	3.728%	6,680,000	6,753,822
Starwood Retail Property Trust(a),(b)
Series 2014-STAR Class A
1-month USD LIBOR + 1.220% Floor 1.220% 11/15/2027	1.571%	2,461,743	1,815,535
Tricon American Homes Trust(a)
Series 2017-SFR1 Class A
09/17/2034	2.716%	8,197,215	8,241,869
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	5,500,000	6,179,412
Series 2019-C17 Class A4
10/15/2052	2.921%	2,190,000	2,321,257

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	2,583,582	2,656,483
Series 2013-C5 Class A4
03/10/2046	3.185%	2,740,000	2,833,923
Series 2013-C6 Class A4
04/10/2046	3.244%	1,935,000	2,010,146
UBS-Barclays Commercial Mortgage Trust(a),(f)
Series 2012-C4 Class E
12/10/2045	4.467%	2,270,000	1,306,134
Subordinated Series 2012-C4 Class D
12/10/2045	4.467%	1,330,000	959,159
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20 Class A4
04/15/2050	2.925%	1,965,000	2,077,465
Series 2015-SG1 Class A4
09/15/2048	3.789%	9,278,190	10,085,934
Series 2018-C45 Class A3
06/15/2051	3.920%	20,000,000	22,400,818
Wells Fargo Commercial Mortgage Trust(f),(g)
Series 2021-C59 Class XA
04/15/2054	1.689%	20,764,000	2,444,589
WF-RBS Commercial Mortgage Trust
Series 2014-C24 Class A3
11/15/2047	3.428%	556,110	596,109
WF-RBS Commercial Mortgage Trust(a),(f)
Subordinated Series 2013-C14 Class D
06/15/2046	3.971%	1,250,000	1,092,918
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $604,125,524)			619,985,900

Common Stocks 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Extraction Oil & Gas, Inc.(j)	701	34,433
Prairie Provident Resources, Inc.(e),(j)	1,728	89
Total		34,522
Total Energy		34,522
Total Common Stocks (Cost $28,527)		34,522
Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.0%
Bangkok Bank PCL(a),(k)
12/31/2049	5.000%	1,750,000	1,842,589
HSBC Holdings PLC(k)
12/31/2049	4.700%	1,265,000	1,287,903
Itau Unibanco Holding SA/Cayman Island(a),(k)
Subordinated
04/15/2031	3.875%	275,000	274,235
Mizrahi Tefahot Bank Ltd.(a),(k)
04/07/2031	3.077%	850,000	861,087
Total			4,265,814
Wireless 0.0%
Digicel Group 0.5 Ltd.(a),(l)
Subordinated
12/30/2049	7.000%	16,321	12,241
Total Convertible Bonds (Cost $4,140,709)			4,278,055

Corporate Bonds & Notes 33.6%

Aerospace & Defense 0.4%
Airbus Finance BV(a)
04/17/2023	2.700%	1,548,000	1,615,866
BAE Systems PLC(a)
04/15/2030	3.400%	690,000	740,427
Boeing Co. (The)
02/04/2024	1.433%	5,100,000	5,116,285
05/01/2025	4.875%	789,000	886,539
02/04/2026	2.196%	3,745,000	3,760,625
02/01/2028	3.250%	823,000	868,479
02/01/2031	3.625%	4,289,000	4,558,445
11/01/2048	3.850%	302,000	299,404
05/01/2050	5.805%	332,000	429,344
08/01/2059	3.950%	3,500,000	3,484,232
Bombardier, Inc.(a)
12/01/2024	7.500%	2,850,000	2,929,232
03/15/2025	7.500%	3,275,000	3,300,987
04/15/2027	7.875%	2,575,000	2,613,628
Embraer Netherlands Finance BV
06/15/2025	5.050%	780,000	821,957
Northrop Grumman Corp.
10/15/2047	4.030%	435,000	497,107
Raytheon Technologies Corp.
03/15/2027	3.500%	1,341,000	1,483,561
Teledyne Technologies, Inc.
04/01/2026	1.600%	3,175,000	3,190,958
Textron, Inc.
03/01/2024	4.300%	690,000	751,262
03/01/2025	3.875%	300,000	327,452

18	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Technologies Corp.
08/16/2023	3.650%	51,000	54,347
05/01/2035	5.400%	128,000	165,039
07/15/2038	6.125%	120,000	167,225
11/16/2038	4.450%	128,000	150,797
06/01/2042	4.500%	1,752,000	2,108,210
05/04/2047	4.050%	560,000	633,768
Total			40,955,176
Airlines 0.3%
Alaska Airlines Pass-Through Trust(a)
Series 2020-1 Class A
02/15/2029	4.800%	1,967,730	2,170,632
American Airlines Pass-Through Trust
Series 2015-2 Class AA
09/22/2027	3.600%	132,028	134,642
Series 2016-2 Class AA
06/15/2028	3.200%	839,452	843,856
Series 2017-2 Class AA
10/15/2029	3.350%	152,449	154,090
British Airways Pass-Through Trust(a)
Series 2020-1A
11/15/2032	4.250%	359,165	382,685
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	1,387,090	1,421,884
10/29/2024	4.000%	1,637,961	1,730,240
Series 2012-1 Class A
04/11/2024	4.150%	586,244	618,130
Delta Air Lines Pass-Through Trust
01/02/2023	6.718%	1,134,901	1,157,769
06/10/2028	2.000%	6,548,195	6,580,901
06/10/2028	2.500%	1,185,887	1,199,990
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	370,000	399,238
10/20/2028	4.750%	1,208,000	1,319,597
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	690,000	757,443
Southwest Airlines Co.
06/15/2027	5.125%	1,665,000	1,949,490
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	973,103	1,019,329
06/03/2025	4.625%	2,328,614	2,323,376
United Airlines Pass-Through Trust
Series 2014-1 Class A
04/11/2026	4.000%	522,245	540,009
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	181,673	189,872
10/15/2027	5.875%	49,486	54,692
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-1 Class AA
07/07/2028	3.100%	2,566,622	2,639,549
Total			27,587,414
Apartment REIT 0.0%
Camden Property Trust
05/15/2030	2.800%	337,000	349,930
ERP Operating LP
02/15/2030	2.500%	624,000	637,435
Essex Portfolio LP
05/01/2023	3.250%	514,000	537,672
Total			1,525,037
Automotive 1.1%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	2,700,000	2,768,734
Allison Transmission. Inc.(a)
01/30/2031	3.750%	1,320,000	1,268,236
American Axle & Manufacturing, Inc.
04/01/2025	6.250%	966,000	998,841
03/15/2026	6.250%	2,250,000	2,321,344
04/01/2027	6.500%	900,000	955,727
American Honda Finance Corp.
10/10/2023	3.625%	2,375,000	2,556,574
09/10/2024	2.150%	1,250,000	1,311,996
BMW US Capital LLC(a)
04/12/2023	3.450%	1,623,000	1,711,201
BorgWarner, Inc.(a)
10/01/2025	5.000%	126,000	145,302
Cooper-Standard Automotive, Inc.(a)
11/15/2026	5.625%	2,225,000	1,915,274
Cummins, Inc.
09/01/2050	2.600%	350,000	318,864
Daimler Finance North America LLC(a),(b)
3-month USD LIBOR + 0.900% 02/15/2022	1.056%	2,000,000	2,010,994
Daimler Finance North America LLC(a)
03/10/2025	2.125%	1,275,000	1,322,468
Dana, Inc.
11/15/2027	5.375%	685,000	729,117
06/15/2028	5.625%	1,600,000	1,725,963
Ford Motor Co.
02/01/2029	6.375%	740,000	843,853
01/15/2043	4.750%	2,600,000	2,631,075

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	19

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.880% 10/12/2021	1.068%	3,610,000	3,605,157
3-month USD LIBOR + 1.270% 03/28/2022	1.463%	1,000,000	999,792
3-month USD LIBOR + 1.080% 08/03/2022	1.256%	880,000	875,669
Ford Motor Credit Co. LLC
10/12/2021	3.813%	1,605,000	1,619,964
01/07/2022	5.596%	1,535,000	1,573,077
01/09/2022	3.219%	3,800,000	3,840,101
03/28/2022	3.339%	503,000	509,957
08/03/2022	2.979%	5,095,000	5,168,435
11/01/2022	3.350%	6,065,000	6,211,897
01/09/2024	3.810%	2,585,000	2,688,400
05/03/2029	5.113%	1,040,000	1,138,800
11/13/2030	4.000%	1,500,000	1,532,441
General Motors Co.
10/01/2025	6.125%	549,000	653,024
10/01/2027	6.800%	1,850,000	2,336,487
04/01/2035	5.000%	5,365,000	6,387,719
04/01/2038	5.150%	1,550,000	1,840,003
10/02/2043	6.250%	750,000	1,007,317
04/01/2045	5.200%	1,500,000	1,789,147
General Motors Financial Co., Inc.
07/06/2021	3.200%	1,950,000	1,952,596
09/25/2021	4.375%	3,155,000	3,194,263
11/06/2021	4.200%	820,000	833,498
04/10/2022	3.450%	570,000	581,983
06/30/2022	3.150%	995,000	1,020,977
07/08/2022	3.550%	1,000,000	1,033,914
03/20/2023	5.200%	590,000	637,842
07/13/2025	4.300%	1,060,000	1,177,116
03/01/2026	5.250%	2,345,000	2,716,920
06/21/2030	3.600%	1,710,000	1,834,868
Harley-Davidson Financial Services, Inc.(a)
02/04/2022	4.050%	535,000	547,984
06/08/2025	3.350%	2,260,000	2,415,252
Hyundai Capital America(a)
11/02/2026	3.500%	2,335,000	2,534,493
01/10/2028	1.800%	2,980,000	2,916,712
IHO Verwaltungs GmbH(a),(l)
09/15/2026	4.750%	2,925,000	3,003,964
Kia Corp.(a)
04/16/2024	1.000%	1,405,000	1,411,698
Magna International, Inc.
06/15/2024	3.625%	1,100,000	1,191,940
Nissan Motor Co., Ltd.(a)
09/17/2027	4.345%	5,321,000	5,819,077
09/17/2030	4.810%	1,493,000	1,652,582
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toyota Motor Credit Corp.
08/13/2027	1.150%	1,031,000	1,014,718
04/06/2028	1.900%	5,720,000	5,804,990
02/13/2030	2.150%	750,000	757,910
Volkswagen Group of America Finance LLC(a)
11/12/2021	4.000%	2,965,000	3,013,711
05/13/2025	3.350%	1,685,000	1,827,523
11/24/2025	1.250%	6,030,000	6,032,194
Total			124,241,675
Banking 8.8%
Ally Financial, Inc.
10/02/2023	1.450%	5,300,000	5,382,444
ANZ New Zealand International Ltd.(a)
02/13/2023	1.900%	6,235,000	6,400,399
Banco Bilbao Vizcaya Argentaria SA
09/18/2023	0.875%	7,400,000	7,446,304
Banco Bradesco SA(a)
01/27/2025	3.200%	1,150,000	1,182,651
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	1,050,000	1,155,890
Banco de Credito del Peru(a),(k)
Subordinated
09/30/2031	3.250%	900,000	887,021
Banco Santander SA(a)
11/09/2022	4.125%	150,000	156,567
Banco Santander SA
02/23/2023	3.125%	800,000	835,589
04/12/2023	3.848%	2,000,000	2,123,106
05/28/2025	2.746%	1,000,000	1,059,834
03/25/2026	1.849%	400,000	406,443
03/25/2031	2.958%	3,200,000	3,261,232
Banco Santander SA(b)
3-month USD LIBOR + 1.120% 04/12/2023	1.308%	1,400,000	1,419,134
Bancolombia SA
01/29/2025	3.000%	1,075,000	1,100,555
Bank of America Corp.
01/11/2023	3.300%	2,000,000	2,096,593
Subordinated
01/22/2025	4.000%	795,000	877,417
04/21/2025	3.950%	2,500,000	2,761,565
03/03/2026	4.450%	2,000,000	2,281,153
Bank of America Corp.(k)
12/20/2023	3.004%	1,294,000	1,346,700
03/05/2024	3.550%	6,318,000	6,664,260
03/15/2025	3.458%	2,610,000	2,807,156
07/22/2027	1.734%	5,870,000	5,950,203
03/05/2029	3.970%	2,240,000	2,510,545

20	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/13/2031	2.496%	7,027,000	7,087,770
04/29/2031	2.592%	1,500,000	1,527,048
07/23/2031	1.898%	640,000	612,324
10/24/2031	1.922%	1,000,000	957,609
04/23/2040	4.078%	2,365,000	2,704,028
06/19/2041	2.676%	4,133,000	3,910,764
04/22/2042	3.311%	2,530,000	2,597,503
03/15/2050	4.330%	1,500,000	1,769,658
03/20/2051	4.083%	2,795,000	3,193,164
Junior Subordinated
12/31/2049	6.100%	4,580,000	5,132,945
Bank of Ireland Group PLC(a)
11/25/2023	4.500%	3,780,000	4,109,928
Bank of Montreal
05/01/2025	1.850%	1,135,000	1,177,297
Bank of Montreal(k)
Subordinated
12/15/2032	3.803%	1,068,000	1,179,372
Bank of New York Mellon Corp. (The)
01/29/2023	2.950%	995,000	1,037,641
08/16/2023	2.200%	3,185,000	3,308,279
04/24/2025	1.600%	3,885,000	4,004,829
Bank of New Zealand(a)
02/21/2025	2.000%	4,510,000	4,672,238
Bank of Nova Scotia (The)
05/01/2023	1.625%	8,550,000	8,767,483
Subordinated
12/16/2025	4.500%	1,500,000	1,710,203
Bank of Nova Scotia (The)(k)
12/31/2049	4.900%	1,130,000	1,216,085
Banque Federative du Credit Mutuel SA(a)
07/20/2023	3.750%	3,185,000	3,408,198
02/27/2024	0.650%	1,212,000	1,214,094
11/21/2024	2.375%	5,255,000	5,531,983
Barclays PLC
01/10/2023	3.684%	4,045,000	4,124,634
03/16/2025	3.650%	270,000	293,743
Subordinated
05/09/2028	4.836%	995,000	1,118,992
Barclays PLC(k)
02/15/2023	4.610%	4,955,000	5,101,098
05/07/2025	3.932%	3,347,000	3,629,399
06/24/2031	2.645%	3,175,000	3,171,321
03/10/2032	2.667%	12,020,000	11,919,834
Subordinated
09/23/2035	3.564%	902,000	922,895
BB&T Corp.
06/20/2022	3.050%	3,365,000	3,457,463
08/01/2024	2.500%	2,450,000	2,591,004
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BNP Paribas SA(a)
03/01/2023	3.500%	895,000	942,611
01/09/2025	3.375%	1,235,000	1,334,709
08/14/2028	4.400%	345,000	394,801
BNP Paribas SA(a),(k)
11/19/2025	2.819%	2,480,000	2,621,805
06/09/2026	2.219%	11,048,000	11,432,472
01/13/2027	1.323%	1,269,000	1,255,467
09/30/2028	1.904%	3,535,000	3,511,304
04/19/2032	2.871%	10,087,000	10,218,490
Subordinated
08/12/2035	2.588%	628,000	604,069
BPCE SA(a)
01/11/2028	3.250%	460,000	493,358
10/01/2029	2.700%	2,350,000	2,421,313
Subordinated
10/22/2023	5.700%	545,000	606,823
07/11/2024	4.625%	4,200,000	4,636,379
07/21/2024	5.150%	3,578,000	4,012,554
BPCE SA(a),(k)
01/20/2032	2.277%	1,135,000	1,103,810
Canadian Imperial Bank of Commerce(k)
07/22/2023	2.606%	2,317,000	2,375,895
Canadian Imperial Bank of Commerce
04/02/2024	3.100%	283,000	302,862
01/28/2025	2.250%	3,235,000	3,394,809
Capital One Financial Corp.
03/09/2027	3.750%	750,000	840,529
05/11/2027	3.650%	499,000	555,375
Citibank NA
07/23/2021	3.400%	995,000	997,310
Citigroup, Inc.(k)
07/24/2023	2.876%	4,564,000	4,694,451
05/15/2024	1.678%	656,000	672,338
05/01/2025	0.981%	1,410,000	1,418,821
04/08/2026	3.106%	4,210,000	4,524,651
01/28/2027	1.122%	2,115,000	2,092,350
11/05/2030	2.976%	3,020,000	3,166,180
01/29/2031	2.666%	5,550,000	5,665,833
05/01/2032	2.561%	5,633,000	5,658,713
12/31/2049	4.700%	10,225,000	10,501,834
12/31/2049	5.000%	1,100,000	1,150,258
Citigroup, Inc.
05/01/2026	3.400%	1,300,000	1,429,578
Subordinated
06/10/2025	4.400%	4,250,000	4,772,384
09/13/2025	5.500%	1,500,000	1,764,721
05/18/2046	4.750%	395,000	482,991
Comerica Bank
07/23/2024	2.500%	3,995,000	4,228,871

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	21

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comerica, Inc.
07/31/2023	3.700%	2,250,000	2,403,537
Commonwealth Bank of Australia(a)
Subordinated
03/11/2031	2.688%	769,000	758,296
09/12/2039	3.743%	435,000	460,618
Cooperatieve Rabobank UA
01/10/2023	2.750%	4,580,000	4,765,003
Subordinated
11/09/2022	3.950%	424,000	445,310
12/01/2023	4.625%	600,000	657,263
08/04/2025	4.375%	1,506,000	1,683,376
Cooperatieve Rabobank UA(a),(k)
06/24/2026	1.339%	970,000	978,903
09/24/2026	1.004%	920,000	913,306
02/24/2027	1.106%	8,080,000	7,996,338
Credit Agricole SA(a)
04/24/2023	3.750%	530,000	563,433
Credit Agricole SA(a),(k)
06/16/2026	1.907%	5,925,000	6,064,640
Credit Suisse Group AG
05/05/2023	1.000%	893,000	902,996
Credit Suisse Group AG(a),(k)
12/14/2023	2.997%	6,707,000	6,942,386
09/11/2025	2.593%	2,646,000	2,764,107
06/05/2026	2.193%	11,747,000	12,053,951
02/02/2027	1.305%	3,050,000	2,991,875
05/14/2032	3.091%	9,340,000	9,495,654
Credit Suisse Group AG(a)
01/09/2028	4.282%	1,005,000	1,119,168
Subordinated
08/08/2023	6.500%	1,030,000	1,139,003
Credit Suisse Group Funding Guernsey Ltd.
09/15/2022	3.800%	750,000	782,128
06/09/2023	3.800%	4,890,000	5,195,401
04/17/2026	4.550%	275,000	311,686
Danske Bank A/S(a)
01/12/2022	5.000%	2,000,000	2,053,834
09/12/2023	3.875%	3,995,000	4,268,828
Danske Bank A/S(a),(k)
12/20/2025	3.244%	380,000	407,037
09/11/2026	1.621%	1,245,000	1,244,004
Deutsche Bank AG
02/14/2022	5.000%	6,300,000	6,497,334
03/19/2026	1.686%	675,000	682,141
Deutsche Bank AG(k)
04/01/2025	1.447%	3,715,000	3,746,934
11/26/2025	3.961%	2,920,000	3,173,063
05/28/2032	3.035%	1,215,000	1,216,846
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
01/14/2032	3.729%	2,000,000	2,005,584
Discover Bank
08/08/2023	4.200%	5,500,000	5,944,358
03/13/2026	4.250%	789,000	891,021
Discover Financial Services
04/27/2022	5.200%	6,123,000	6,380,418
11/21/2022	3.850%	1,000,000	1,050,611
11/06/2024	3.950%	1,495,000	1,640,717
DNB Bank ASA(a)
12/02/2022	2.150%	625,000	642,924
DNB Bank ASA(a),(k)
09/16/2026	1.127%	7,020,000	6,985,866
05/25/2027	1.535%	200,000	200,949
Federation des Caisses Desjardins du Quebec(a)
02/10/2025	2.050%	1,983,000	2,055,003
Fifth Third Bancorp
06/15/2022	2.600%	1,595,000	1,630,330
Global Bank Corp.(a),(k)
04/16/2029	5.250%	400,000	417,735
Goldman Sachs Group Inc. (The)(k)
04/22/2032	2.615%	17,965,000	18,135,784
Goldman Sachs Group, Inc. (The)(k)
10/31/2022	2.876%	13,029,000	13,165,238
09/29/2025	3.272%	1,160,000	1,250,251
02/12/2026	0.855%	2,610,000	2,600,760
12/09/2026	1.093%	5,970,000	5,910,773
03/09/2027	1.431%	13,290,000	13,304,293
06/05/2028	3.691%	1,145,000	1,267,763
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 0.750% 02/23/2023	0.900%	1,402,000	1,414,322
Goldman Sachs Group, Inc. (The)
01/26/2027	3.850%	2,855,000	3,166,643
Subordinated
10/21/2025	4.250%	1,344,000	1,511,394
05/22/2045	5.150%	2,410,000	3,151,885
HSBC Holdings PLC(k)
03/11/2025	3.803%	573,000	619,803
05/24/2025	0.976%	4,250,000	4,269,877
11/07/2025	2.633%	1,768,000	1,866,708
04/18/2026	1.645%	604,000	614,429
06/04/2026	2.099%	1,379,000	1,422,214
05/24/2027	1.589%	4,612,000	4,635,407
03/13/2028	4.041%	1,150,000	1,278,790
09/22/2028	2.013%	8,035,000	8,047,028
05/22/2030	3.973%	1,243,000	1,374,486
05/24/2032	2.804%	5,605,000	5,672,650
Junior Subordinated
12/31/2049	6.000%	877,000	965,710

22	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC
03/08/2026	4.300%	2,500,000	2,838,531
03/31/2030	4.950%	390,000	462,877
ING Groep NV
04/09/2024	3.550%	1,512,000	1,634,065
ING Groep NV(k)
04/01/2032	2.727%	1,330,000	1,353,123
Intesa Sanpaolo SpA(a),(c)
Subordinated
06/01/2032	4.198%	1,100,000	1,115,098
Itaú Unibanco Holding SA(a)
01/24/2025	3.250%	650,000	669,910
JPMorgan Chase & Co.(k)
04/01/2023	3.207%	4,085,000	4,182,947
03/16/2024	0.697%	290,000	291,184
04/23/2024	3.559%	6,540,000	6,919,599
06/01/2024	1.514%	7,975,000	8,143,111
07/23/2024	3.797%	2,675,000	2,859,856
04/22/2026	2.083%	2,695,000	2,798,963
02/04/2027	1.040%	835,000	824,933
04/22/2027	1.578%	4,205,000	4,243,341
01/23/2029	3.509%	13,570,000	14,886,692
04/23/2029	4.005%	3,180,000	3,586,277
12/05/2029	4.452%	1,750,000	2,027,919
04/22/2031	2.522%	2,106,000	2,139,526
02/04/2032	1.953%	2,843,000	2,722,593
04/22/2032	2.580%	5,845,000	5,905,285
11/19/2041	2.525%	1,823,000	1,676,550
04/22/2042	3.157%	4,279,000	4,313,790
11/15/2048	3.964%	3,090,000	3,470,017
12/31/2049	4.000%	4,500,000	4,490,602
12/31/2049	4.600%	7,625,000	7,769,826
12/31/2049	5.000%	1,290,000	1,350,186
04/22/2052	3.328%	3,691,000	3,756,136
JPMorgan Chase & Co.
07/15/2025	3.900%	4,000,000	4,448,356
Subordinated
05/01/2023	3.375%	1,000,000	1,056,815
09/10/2024	3.875%	8,940,000	9,796,434
JPMorgan Chase & Co.(c),(k)
06/01/2029	2.069%	8,428,000	8,466,891
JPMorgan Chase & Co.(b)
3-month USD LIBOR + 3.800% 12/31/2049	3.976%	5,905,000	5,923,342
Kookmin Bank(a)
Subordinated
11/04/2030	2.500%	550,000	542,178
Lloyds Banking Group PLC
08/16/2023	4.050%	2,940,000	3,167,163
03/12/2024	3.900%	2,600,000	2,835,910
03/22/2028	4.375%	1,975,000	2,254,364
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
11/04/2024	4.500%	5,560,000	6,188,405
Lloyds Banking Group PLC(k)
11/07/2023	2.907%	6,473,000	6,696,148
02/05/2026	2.438%	695,000	727,927
05/11/2027	1.627%	1,175,000	1,181,234
Macquarie Group Ltd.(a),(k)
01/12/2027	1.340%	3,430,000	3,399,283
Mitsubishi UFJ Financial Group, Inc.
02/25/2025	2.193%	2,000,000	2,091,158
07/17/2025	1.412%	1,684,000	1,707,738
09/13/2026	2.757%	255,000	271,933
Mizuho Financial Group, Inc.(k)
07/10/2024	1.241%	1,250,000	1,268,020
09/11/2024	3.922%	2,668,000	2,865,247
05/25/2026	2.226%	797,000	826,544
Mizuho Financial Group, Inc.(a)
04/12/2026	3.477%	225,000	246,961
Morgan Stanley(k)
01/25/2024	0.529%	2,400,000	2,401,381
04/28/2026	2.188%	860,000	899,458
05/04/2027	1.593%	5,707,000	5,759,055
07/22/2028	3.591%	7,245,000	8,018,381
01/24/2029	3.772%	4,315,000	4,806,412
01/23/2030	4.431%	2,885,000	3,350,185
04/01/2031	3.622%	2,200,000	2,424,722
02/13/2032	1.794%	2,210,000	2,089,516
04/28/2032	1.928%	1,000,000	955,990
04/22/2039	4.457%	310,000	372,034
04/22/2042	3.217%	5,154,000	5,265,695
01/25/2052	2.802%	979,000	918,729
Morgan Stanley(c),(k)
05/30/2025	0.790%	17,812,000	17,826,879
Morgan Stanley
07/23/2025	4.000%	1,725,000	1,929,800
01/27/2026	3.875%	6,665,000	7,468,871
Morgan Stanley(b)
Junior Subordinated
3-month USD LIBOR + 3.610% 12/31/2049	3.794%	5,000,000	5,011,375
National Australia Bank Ltd.
11/04/2021	3.700%	2,745,000	2,785,963
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	1,170,000	1,124,718
National Australia Bank Ltd.(a),(k)
Subordinated
08/02/2034	3.933%	1,175,000	1,259,578
Nationwide Building Society(a)
01/27/2023	2.000%	611,000	627,563

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	23

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nationwide Building Society(a),(k)
04/26/2023	3.622%	1,540,000	1,584,043
03/08/2024	3.766%	3,370,000	3,553,089
08/01/2024	4.363%	4,595,000	4,949,398
07/18/2030	3.960%	870,000	965,010
NatWest Group PLC(k)
06/25/2024	4.519%	962,000	1,036,840
Subordinated
11/28/2035	3.032%	895,000	880,243
NatWest Markets PLC(a)
09/29/2022	3.625%	3,020,000	3,153,138
08/12/2024	0.800%	3,620,000	3,625,010
Northern Trust Corp.
05/01/2030	1.950%	928,000	923,371
Northern Trust Corp.(k)
Subordinated
05/08/2032	3.375%	1,345,000	1,464,674
Oversea-Chinese Banking Corp., Ltd.(a),(k)
Subordinated
09/10/2030	1.832%	535,000	535,631
Royal Bank of Canada
06/10/2025	1.150%	8,890,000	8,954,390
04/27/2026	1.200%	2,185,000	2,188,288
Royal Bank of Scotland Group PLC
09/12/2023	3.875%	2,105,000	2,259,311
Royal Bank of Scotland Group PLC(k)
05/22/2028	3.073%	3,681,000	3,883,025
Santander Holdings USA, Inc.
06/02/2025	3.450%	4,110,000	4,429,179
Santander UK Group Holdings PLC
08/05/2021	2.875%	1,675,000	1,682,853
Santander UK Group Holdings PLC(k)
11/15/2024	4.796%	7,062,000	7,764,813
03/15/2025	1.089%	5,545,000	5,580,772
03/15/2032	2.896%	5,585,000	5,690,683
Santander UK PLC(b)
3-month USD LIBOR + 0.620% 06/01/2021	0.811%	3,415,000	3,415,205
Santander UK PLC
06/18/2024	2.875%	1,689,000	1,799,480
Skandinaviska Enskilda Banken AB(a)
09/02/2025	0.850%	1,410,000	1,400,195
Societe Generale SA(a)
03/28/2024	3.875%	5,055,000	5,473,511
01/22/2025	2.625%	3,710,000	3,891,195
07/08/2025	1.375%	3,095,000	3,115,166
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Standard Chartered PLC(a),(k)
05/21/2025	3.785%	3,340,000	3,603,711
01/30/2026	2.819%	5,220,000	5,493,412
01/14/2027	1.456%	712,000	705,300
Subordinated
02/18/2036	3.265%	1,545,000	1,543,424
State Street Corp.(k)
03/30/2026	2.901%	1,880,000	2,015,883
State Street Corp.
Subordinated
03/03/2031	2.200%	2,525,000	2,502,095
Sumitomo Mitsui Financial Group, Inc.
07/12/2022	2.784%	1,720,000	1,768,323
09/27/2024	2.448%	745,000	785,378
Subordinated
09/23/2030	2.142%	1,164,000	1,120,995
Sumitomo Mitsui Trust Bank Ltd.(a)
03/25/2024	0.850%	7,605,000	7,637,312
09/12/2025	1.050%	829,000	825,029
Toronto-Dominion Bank (The)
09/11/2025	0.750%	6,645,000	6,593,285
Truist Financial Corp.(k)
03/02/2027	1.267%	3,340,000	3,334,239
12/31/2049	5.100%	852,000	952,665
Truist Financial Corp.
08/03/2027	1.125%	762,000	744,715
U.S. Bancorp(k)
Junior Subordinated
12/31/2049	5.300%	2,980,000	3,365,707
UBS AG(a)
04/21/2022	1.750%	8,550,000	8,658,518
UBS Group AG(a),(k)
07/30/2024	1.008%	990,000	998,238
01/30/2027	1.364%	912,000	909,251
02/11/2032	2.095%	1,457,000	1,401,504
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	5,580,000	5,746,399
UBS Group Funding Switzerland AG(a),(k)
08/15/2023	2.859%	2,083,000	2,142,786
UniCredit SpA(a)
04/12/2022	3.750%	3,125,000	3,208,438
UniCredit SpA(a),(k)
09/22/2026	2.569%	5,195,000	5,277,083
UniCredit SpA(a),(c),(k)
06/03/2027	1.982%	2,285,000	2,286,105
US Bancorp
05/12/2025	1.450%	8,680,000	8,892,311

24	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.
01/24/2024	3.750%	2,500,000	2,704,910
Subordinated
08/15/2023	4.125%	4,000,000	4,320,237
12/07/2046	4.750%	360,000	436,878
Wells Fargo & Co.(k)
06/02/2024	1.654%	2,215,000	2,269,158
10/30/2025	2.406%	1,260,000	1,325,974
02/11/2026	2.164%	2,882,000	3,006,412
04/30/2026	2.188%	4,498,000	4,693,632
05/22/2028	3.584%	1,700,000	1,879,706
06/02/2028	2.393%	9,880,000	10,273,035
02/11/2031	2.572%	6,775,000	6,932,832
04/30/2041	3.068%	5,252,000	5,250,430
Wells Fargo Bank NA(k)
09/09/2022	2.082%	1,290,000	1,296,392
Westpac Banking Corp.
02/19/2025	2.350%	620,000	654,178
Subordinated
11/16/2040	2.963%	1,057,000	1,005,660
Westpac Banking Corp.(c)
06/03/2031	2.150%	5,583,000	5,581,346
Total			949,757,121
Brokerage/Asset Managers/Exchanges 0.4%
Brookfield Finance, Inc.
06/02/2026	4.250%	1,000,000	1,128,231
Charles Schwab Corp. (The)
05/13/2026	1.150%	4,690,000	4,709,173
03/20/2028	2.000%	6,623,000	6,755,069
03/11/2031	1.650%	500,000	476,147
Charles Schwab Corp. (The)(k)
12/31/2049	5.375%	3,796,000	4,199,151
Hunt Companies, Inc.(a)
04/15/2029	5.250%	2,150,000	2,070,953
Intercontinental Exchange, Inc.
09/15/2040	2.650%	804,000	751,545
06/15/2050	3.000%	795,000	754,899
Jefferies Group LLC
01/20/2023	5.125%	5,000,000	5,366,714
01/20/2043	6.500%	600,000	816,164
LSEGA Financing PLC(a)
04/06/2031	2.500%	1,081,000	1,086,906
04/06/2041	3.200%	1,750,000	1,775,293
Nasdaq, Inc.
12/21/2040	2.500%	911,000	820,993
Owl Rock Technology Finance Corp.(a)
12/15/2025	4.750%	1,331,000	1,460,541
06/17/2026	3.750%	2,450,000	2,584,645
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Raymond James Financial, Inc.
07/15/2046	4.950%	1,745,000	2,219,089
Stifel Financial Corp.
05/15/2030	4.000%	3,755,000	4,130,281
Total			41,105,794
Building Materials 0.2%
Builders FirstSource, Inc.(a)
03/01/2030	5.000%	2,465,000	2,565,017
Cemex SAB de CV(a)
09/17/2030	5.200%	1,050,000	1,144,650
Martin Marietta Materials, Inc.
03/15/2030	2.500%	3,380,000	3,410,543
Masco Corp.
02/15/2028	1.500%	1,850,000	1,800,435
Standard Industries, Inc.(a)
07/15/2030	4.375%	1,845,000	1,866,859
01/15/2031	3.375%	840,000	796,864
Summit Materials LLC/Finance Corp.(a)
06/01/2025	5.125%	1,035,000	1,047,937
01/15/2029	5.250%	2,385,000	2,521,591
U.S. Concrete, Inc.
06/01/2024	6.375%	974,000	991,045
Vulcan Materials Co.
06/15/2047	4.500%	2,610,000	3,097,268
Total			19,242,209
Cable and Satellite 0.8%
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	1,882,000	1,945,898
05/01/2027	5.875%	2,600,000	2,681,942
06/01/2029	5.375%	125,000	135,742
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	1,404,000	1,416,147
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	2,065,000	2,144,798
07/23/2025	4.908%	988,000	1,123,691
10/23/2035	6.384%	1,775,000	2,320,544
10/23/2045	6.484%	4,170,000	5,492,477
03/01/2050	4.800%	1,800,000	1,978,986
04/01/2051	3.700%	2,305,000	2,170,242
04/01/2061	3.850%	1,165,000	1,076,711
Charter Communications Operating LLC/Capital(m)
06/01/2052	3.900%	4,082,000	3,939,076
Comcast Corp.
10/15/2025	3.950%	3,212,000	3,609,461
02/01/2030	2.650%	750,000	777,364
03/01/2048	4.000%	2,000,000	2,255,699
11/01/2049	3.999%	2,000,000	2,269,619
02/01/2050	3.450%	1,900,000	1,973,383

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	25

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cox Communications, Inc.(a)
12/15/2022	3.250%	500,000	522,325
08/15/2024	3.150%	2,265,000	2,433,299
Cox Communications, Inc.(a),(c)
06/15/2031	2.600%	4,230,000	4,231,114
CSC Holdings LLC(a)
04/15/2027	5.500%	3,550,000	3,727,550
02/01/2028	5.375%	1,193,000	1,254,214
04/01/2028	7.500%	300,000	328,489
01/15/2030	5.750%	2,450,000	2,558,098
DISH DBS Corp.
06/01/2021	6.750%	2,700,000	2,701,388
11/15/2024	5.875%	480,000	511,008
07/01/2026	7.750%	2,039,000	2,315,825
DISH DBS Corp.(a)
06/01/2029	5.125%	930,000	923,304
Intelsat Jackson Holdings SA(n)
08/01/2023	0.000%	2,500,000	1,460,118
Intelsat Jackson Holdings SA(a),(n)
10/15/2024	0.000%	832,000	495,526
07/15/2025	0.000%	6,033,000	3,582,509
Sirius XM Radio, Inc.(a)
07/01/2029	5.500%	2,410,000	2,600,122
Time Warner Cable LLC
09/01/2021	4.000%	1,500,000	1,503,920
07/01/2038	7.300%	215,000	304,719
09/01/2041	5.500%	5,371,000	6,464,057
Viasat, Inc.(a)
04/15/2027	5.625%	2,330,000	2,435,669
Videotron Ltd.
07/15/2022	5.000%	2,750,000	2,853,405
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	2,000,000	2,146,156
Total			82,664,595
Chemicals 0.5%
Alpek SAB de CV(a)
02/25/2031	3.250%	400,000	400,359
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	400,000	416,005
Cabot Corp.
07/01/2029	4.000%	2,710,000	2,897,343
Celanese U.S. Holdings LLC
11/15/2022	4.625%	100,000	105,920
CF Industries, Inc.
03/15/2034	5.150%	3,125,000	3,685,565
06/01/2043	4.950%	1,700,000	1,916,892
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dow Chemical Co. (The)
11/15/2030	2.100%	1,166,000	1,138,374
10/01/2034	4.250%	1,281,000	1,460,755
11/15/2042	4.375%	473,000	547,046
11/30/2048	5.550%	443,000	595,571
Eastman Chemical Co.
10/15/2044	4.650%	2,511,000	2,987,469
Element Solutions, Inc.(a)
09/01/2028	3.875%	2,605,000	2,612,568
FMC Corp.
10/01/2049	4.500%	340,000	400,430
GC Treasury Center Co., Ltd.(a)
03/18/2031	2.980%	750,000	753,443
Huntsman International LLC
06/15/2031	2.950%	3,255,000	3,281,744
Ingevity Corp.(a)
11/01/2028	3.875%	2,595,000	2,565,179
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	3,305,000	4,103,144
LYB International Finance III LLC
05/01/2050	4.200%	2,125,000	2,335,176
04/01/2051	3.625%	2,050,000	2,066,399
LyondellBasell Industries NV
04/15/2024	5.750%	1,250,000	1,410,928
Mosaic Co. (The)
11/15/2033	5.450%	1,475,000	1,833,287
11/15/2043	5.625%	985,000	1,265,541
Nutrien Ltd.
05/13/2030	2.950%	493,000	516,199
Nutrition & Biosciences, Inc.(a)
12/01/2050	3.468%	3,005,000	3,005,811
OCI NV(a)
10/15/2025	4.625%	2,251,000	2,341,358
PPG Industries, Inc.
03/15/2026	1.200%	1,008,000	1,005,815
Sasol Financing International Ltd.
11/14/2022	4.500%	3,800,000	3,894,059
TPC Group Inc.(a)
08/01/2024	10.875%	246,422	266,082
TPC Group, Inc.(a)
08/01/2024	10.500%	1,000,000	936,922
WR Grace & Co.(a)
06/15/2027	4.875%	2,515,000	2,649,159
Total			53,394,543

26	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
10/01/2021	1.931%	4,655,000	4,681,851
11/13/2025	0.800%	1,215,000	1,213,993
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	2,670,000	2,584,805
John Deere Capital Corp.
03/06/2028	1.500%	5,020,000	4,983,909
United Rentals North America, Inc.
05/15/2027	5.500%	1,078,000	1,140,097
01/15/2028	4.875%	1,230,000	1,298,320
01/15/2030	5.250%	3,000,000	3,276,906
07/15/2030	4.000%	1,280,000	1,304,728
02/15/2031	3.875%	3,000,000	3,016,224
Total			23,500,833
Consumer Cyclical Services 0.5%
Alibaba Group Holding Ltd.
02/09/2031	2.125%	625,000	607,124
02/09/2041	2.700%	625,000	581,099
Allied Universal Holdco LLC/Finance Corp.(a)
07/15/2026	6.625%	1,000,000	1,061,795
06/01/2029	6.000%	1,300,000	1,319,234
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	990,000	991,456
06/01/2028	4.625%	610,000	606,837
Amazon.com, Inc.
02/22/2023	2.400%	3,635,000	3,763,159
05/12/2031	2.100%	2,550,000	2,558,302
05/12/2041	2.875%	1,844,000	1,839,120
06/03/2050	2.500%	565,000	508,686
05/12/2051	3.100%	6,090,000	6,115,859
05/12/2061	3.250%	1,310,000	1,320,297
ANGI Group LLC(a)
08/15/2028	3.875%	2,600,000	2,551,893
CBRE Services, Inc.
04/01/2031	2.500%	1,269,000	1,261,524
eBay, Inc.
03/11/2025	1.900%	2,335,000	2,422,690
05/10/2051	3.650%	5,430,000	5,436,073
Expedia Group, Inc.(a)
05/01/2025	6.250%	1,094,000	1,275,698
IHS Markit Ltd.(a)
11/01/2022	5.000%	1,000,000	1,050,343
02/15/2025	4.750%	6,410,000	7,202,393
03/01/2026	4.000%	1,350,000	1,499,709
IHS Markit Ltd.
08/01/2028	4.750%	1,875,000	2,186,163
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(a)
08/01/2030	4.125%	2,570,000	2,555,526
MercadoLibre, Inc.
01/14/2026	2.375%	200,000	199,801
Total			48,914,781
Consumer Products 0.2%
Central Garden & Pet Co.
10/15/2030	4.125%	2,265,000	2,313,578
Hasbro, Inc.
11/19/2024	3.000%	1,292,000	1,378,625
11/19/2026	3.550%	3,115,000	3,416,676
Mead Johnson Nutrition Co.
11/15/2025	4.125%	640,000	722,984
Newell, Inc.
04/01/2026	4.200%	4,150,000	4,664,128
Prestige Brands, Inc.(a)
04/01/2031	3.750%	2,295,000	2,204,734
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	235,000	246,348
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	2,750,000	2,680,691
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	1,135,000	1,136,780
Valvoline, Inc.(a)
06/15/2031	3.625%	2,460,000	2,386,308
Total			21,150,852
Diversified Manufacturing 0.2%
Amphenol Corp.
03/01/2025	2.050%	1,015,000	1,056,238
Amsted Industries, Inc.(a)
05/15/2030	4.625%	1,685,000	1,703,086
Carrier Global Corp.
02/15/2030	2.722%	1,282,000	1,319,557
EnerSys(a)
04/30/2023	5.000%	200,000	209,337
General Electric Co.
05/01/2030	3.625%	198,000	217,756
03/15/2032	6.750%	655,000	890,498
01/14/2038	5.875%	2,009,000	2,664,393
General Electric Co.(b)
3-month USD LIBOR + 0.480% 08/15/2036	0.636%	5,380,000	4,409,518
Kennametal, Inc.
06/15/2028	4.625%	1,370,000	1,545,176
Roper Technologies, Inc.
09/15/2027	1.400%	595,000	584,781

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	27

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Timken Co. (The)
12/15/2028	4.500%	3,685,000	4,067,287
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	2,419,476
WW Grainger, Inc.
02/15/2025	1.850%	3,797,000	3,949,741
Total			25,036,844
Electric 2.7%
AEP Texas Central Co.(a)
10/01/2025	3.850%	880,000	966,592
AEP Texas Central Co.
02/15/2033	6.650%	1,385,000	1,845,254
AEP Texas, Inc.
01/15/2050	3.450%	1,000,000	1,003,541
05/15/2051	3.450%	3,930,000	3,927,864
AEP Transmission Co. LLC
12/01/2047	3.750%	2,150,000	2,354,476
AES Corp. (The)(a)
07/15/2025	3.300%	2,730,000	2,919,148
01/15/2026	1.375%	4,762,000	4,705,922
Alabama Power Co.
12/01/2023	3.550%	1,000,000	1,076,940
10/01/2049	3.450%	715,000	761,636
Alliant Energy Finance LLC(a)
06/15/2023	3.750%	2,508,000	2,660,359
06/15/2028	4.250%	5,250,000	5,941,624
Ameren Corp.
02/15/2026	3.650%	590,000	649,480
03/15/2028	1.750%	2,740,000	2,707,427
American Electric Power Co., Inc.
03/01/2050	3.250%	856,000	821,333
American Transmission Systems, Inc.(a)
09/01/2044	5.000%	1,411,000	1,763,895
Appalachian Power Co.
04/01/2031	2.700%	2,500,000	2,549,714
05/01/2050	3.700%	471,000	497,363
Arizona Public Service Co.
08/15/2048	4.200%	605,000	704,213
Avangrid, Inc.
04/15/2025	3.200%	1,675,000	1,805,570
06/01/2029	3.800%	3,190,000	3,554,339
Baltimore Gas & Electric Co.
09/15/2049	3.200%	730,000	739,805
Berkshire Hathaway Energy Co.
05/15/2031	1.650%	956,000	907,770
05/15/2051	2.850%	5,015,000	4,661,062
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Black Hills Corp.
11/30/2023	4.250%	297,000	320,906
10/15/2029	3.050%	615,000	647,424
06/15/2030	2.500%	854,000	861,822
05/01/2033	4.350%	303,000	347,558
Calpine Corp.(a)
03/15/2028	5.125%	575,000	579,314
02/01/2029	4.625%	2,000,000	1,951,372
02/01/2031	5.000%	4,045,000	3,919,148
CenterPoint Energy, Inc.
06/01/2026	1.450%	2,155,000	2,166,547
Cleveland Electric Illuminating Co. (The)(a)
04/01/2028	3.500%	3,331,000	3,492,919
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	1,279,000	1,594,566
CMS Energy Corp.
02/15/2027	2.950%	80,000	84,833
CMS Energy Corp.(k)
06/01/2050	4.750%	1,359,000	1,493,311
12/01/2050	3.750%	830,000	836,414
Commonwealth Edison Co.
08/15/2047	3.750%	434,000	483,735
Consolidated Edison Co. of New York, Inc.
03/01/2035	5.300%	178,000	223,135
06/15/2046	3.850%	1,310,000	1,416,920
06/15/2047	3.875%	1,640,000	1,777,583
12/01/2054	4.625%	399,000	481,752
11/15/2057	4.000%	577,000	630,283
Dominion Energy, Inc.
08/15/2026	2.850%	750,000	801,376
Junior Subordinated
08/15/2024	3.071%	1,755,000	1,871,453
Dominion Energy, Inc.(k)
12/31/2049	4.650%	6,325,000	6,685,231
Dominion Resources, Inc.
01/15/2022	2.750%	2,509,000	2,542,694
DTE Electric Co.
04/01/2028	1.900%	383,000	388,568
05/15/2048	4.050%	210,000	245,737
03/01/2049	3.950%	1,305,000	1,517,777
03/01/2050	2.950%	256,000	250,039
04/01/2051	3.250%	383,000	396,907
DTE Energy Co.
10/01/2024	2.529%	2,165,000	2,281,131
06/01/2025	1.050%	2,260,000	2,259,130
10/01/2026	2.850%	10,155,000	10,890,609
Duke Energy Carolinas LLC
04/15/2031	2.550%	384,000	395,181
09/30/2042	4.000%	585,000	669,384

28	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
04/15/2024	3.750%	3,500,000	3,781,980
09/15/2025	0.900%	3,610,000	3,584,906
09/01/2026	2.650%	4,710,000	4,987,392
Duke Energy Corp.(k)
12/31/2049	4.875%	625,000	664,872
Duke Energy Indiana LLC
05/15/2046	3.750%	330,000	360,173
10/01/2049	3.250%	2,375,000	2,428,339
Duke Energy Ohio, Inc.
06/01/2030	2.125%	446,000	443,751
06/15/2046	3.700%	3,165,000	3,440,711
Duke Energy Progress LLC
05/15/2042	4.100%	1,748,000	2,009,534
03/15/2043	4.100%	955,000	1,100,529
03/30/2044	4.375%	770,000	920,606
08/15/2045	4.200%	500,000	585,689
10/15/2046	3.700%	330,000	360,526
09/15/2047	3.600%	940,000	1,011,172
Duquesne Light Holdings, Inc.(a)
10/01/2030	2.532%	583,000	568,553
Enel Finance International NV(a)
04/06/2028	3.500%	2,370,000	2,570,393
EnfraGen Energia Sur SA/Prime Energia SpA(a)
12/30/2030	5.375%	425,000	422,267
Entergy Arkansas LLC
06/15/2051	2.650%	2,327,000	2,131,631
Entergy Corp.
09/15/2025	0.900%	3,770,000	3,728,340
06/15/2030	2.800%	439,000	450,712
06/15/2031	2.400%	2,528,000	2,494,856
Entergy Louisiana LLC
10/01/2026	2.400%	2,500,000	2,624,253
03/15/2051	2.900%	475,000	453,065
Entergy Mississippi LLC
06/01/2049	3.850%	1,250,000	1,389,409
06/01/2051	3.500%	619,000	656,032
Entergy Texas, Inc.
12/01/2027	3.450%	2,510,000	2,715,725
03/30/2029	4.000%	362,000	405,061
Evergy Metro, Inc.
06/01/2030	2.250%	594,000	597,224
Eversource Energy
08/15/2025	0.800%	687,000	679,995
Exelon Corp.
04/15/2030	4.050%	85,000	95,536
04/15/2046	4.450%	1,050,000	1,229,259
04/15/2050	4.700%	130,000	157,896
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Junior Subordinated
06/01/2022	3.497%	4,600,000	4,729,380
Exelon Generation Co. LLC
10/01/2041	5.750%	2,000,000	2,280,484
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%	3,224,000	3,296,483
Fortis, Inc.
10/04/2026	3.055%	477,000	513,716
Georgia Power Co.
09/15/2024	2.200%	880,000	919,941
Gulf Power Co.
10/01/2044	4.550%	1,350,000	1,481,330
Idaho Power Co.
03/01/2048	4.200%	525,000	617,150
Indiana Michigan Power Co.
05/01/2051	3.250%	3,649,000	3,672,765
Inkia Energy Ltd.(a)
11/09/2027	5.875%	1,675,000	1,700,397
Interstate Power and Light, Co.
12/01/2024	3.250%	821,000	886,571
06/01/2030	2.300%	683,000	683,826
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%	1,600,000	1,744,021
01/15/2026	4.300%	2,000,000	2,217,645
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,985,000	2,504,373
Kallpa Generacion SA(a)
08/16/2027	4.125%	1,000,000	1,026,481
Kansas City Power & Light Co.
08/15/2025	3.650%	665,000	731,107
Kentucky Utilities Co.
06/01/2050	3.300%	337,000	344,038
Metropolitan Edison Co.(a)
01/15/2029	4.300%	2,000,000	2,219,027
Mississippi Power Co.
03/15/2042	4.250%	430,000	494,551
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	550,000	549,556
Monongahela Power Co.(a)
05/15/2027	3.550%	641,000	707,595
Narragansett Electric Co. (The)(a)
04/09/2030	3.395%	2,191,000	2,365,268
National Rural Utilities Cooperative Finance Corp.
02/07/2024	2.950%	3,765,000	3,992,330
03/15/2030	2.400%	1,398,000	1,427,925
06/15/2031	1.650%	1,390,000	1,305,993
03/15/2049	4.300%	2,175,000	2,640,068

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	29

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
National Rural Utilities Cooperative Finance Corp.(k)
04/30/2043	4.750%	1,587,000	1,654,069
Subordinated
04/20/2046	5.250%	1,750,000	1,909,022
New England Power Co.(a)
10/06/2050	2.807%	3,745,000	3,349,661
NextEra Energy Capital Holdings, Inc.
09/01/2021	2.403%	2,600,000	2,614,032
03/01/2023	0.650%	8,480,000	8,524,485
06/15/2023	3.625%	3,000,000	3,165,326
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.270% 02/22/2023	0.420%	3,000,000	3,000,790
NRG Energy, Inc.(a)
12/02/2025	2.000%	560,000	570,295
12/02/2027	2.450%	2,420,000	2,436,101
02/15/2029	3.375%	325,000	313,663
02/15/2031	3.625%	940,000	902,388
NRG Energy, Inc.
01/15/2027	6.625%	3,000,000	3,112,698
Oglethorpe Power Corp.
08/01/2050	3.750%	692,000	706,082
Pacific Gas and Electric Co.(b)
3-month USD LIBOR + 1.375% 11/15/2021	1.531%	5,410,000	5,415,967
Pacific Gas and Electric Co.
04/15/2042	4.450%	583,000	563,754
03/15/2045	4.300%	984,000	920,998
03/15/2046	4.250%	440,000	408,737
PacifiCorp
03/15/2051	3.300%	680,000	694,216
PECO Energy Co.
10/01/2044	4.150%	290,000	340,761
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	1,990,000	2,064,128
PPL Capital Funding, Inc.
03/15/2024	3.950%	1,200,000	1,297,802
04/15/2030	4.125%	1,321,000	1,498,393
PSEG Power LLC
06/01/2023	3.850%	2,770,000	2,949,305
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	666,000	661,179
08/15/2030	1.600%	586,000	550,439
Sierra Pacific Power Co.
05/01/2026	2.600%	758,000	807,674
South Carolina Electric & Gas Co.
05/15/2033	5.300%	701,000	901,013
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Co. (The)
07/01/2036	4.250%	595,000	682,826
Southern Co. (The)(k)
01/15/2051	4.000%	1,210,000	1,282,133
09/15/2051	3.750%	6,353,000	6,458,338
Southwestern Electric Power Co.
03/15/2026	1.650%	4,257,000	4,327,748
10/01/2026	2.750%	6,450,000	6,860,774
Tampa Electric Co.
09/15/2022	2.600%	2,000,000	2,045,352
05/15/2044	4.350%	450,000	528,319
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	1,274,663
Tucson Electric Power Co.
03/15/2023	3.850%	2,480,000	2,607,408
12/01/2048	4.850%	275,000	346,079
06/15/2050	4.000%	2,690,000	3,017,800
Union Electric Co.
09/15/2042	3.900%	613,000	681,670
Virginia Electric & Power Co.
09/01/2022	3.450%	1,500,000	1,545,698
03/15/2027	3.500%	1,500,000	1,667,002
09/15/2047	3.800%	1,000,000	1,111,337
Vistra Operations Co. LLC(a)
07/15/2024	3.550%	2,505,000	2,635,184
02/15/2027	5.625%	2,950,000	3,066,241
07/31/2027	5.000%	2,000,000	2,046,581
05/01/2029	4.375%	1,125,000	1,131,214
Vistra Operations Co., LLC(a)
01/30/2027	3.700%	885,000	931,198
WEC Energy Group, Inc.
10/15/2027	1.375%	1,135,000	1,109,982
Westar Energy, Inc.
09/01/2049	3.250%	726,000	740,659
Wisconsin Public Service Corp.
12/01/2042	3.671%	845,000	914,046
Total			296,477,724
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	435,000	445,188
12/15/2026	5.125%	673,000	707,253
09/01/2028	3.500%	1,925,000	1,871,461
Republic Services, Inc.
02/15/2031	1.450%	734,000	676,710
02/15/2032	1.750%	630,000	589,629
Waste Connections, Inc.
04/01/2050	3.050%	885,000	865,849

30	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Waste Management, Inc.
03/15/2031	1.500%	3,054,000	2,837,831
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	945,000	961,939
Total			8,955,860
Finance Companies 0.9%
AerCap Ireland Capital DAC/Global Aviation Trust
05/26/2022	3.500%	1,305,000	1,338,959
01/16/2024	4.875%	3,745,000	4,087,188
02/15/2024	3.150%	4,340,000	4,545,535
01/30/2026	1.750%	845,000	832,015
07/21/2027	3.650%	465,000	494,080
Air Lease Corp.
02/15/2024	0.700%	2,750,000	2,738,513
03/01/2025	3.250%	2,500,000	2,654,235
08/15/2026	1.875%	5,455,000	5,460,239
Aircastle Ltd.(a)
01/26/2028	2.850%	3,335,000	3,279,714
Ares Capital Corp.
03/01/2025	4.250%	210,000	228,300
07/15/2025	3.250%	4,520,000	4,760,805
07/15/2026	2.150%	410,000	408,385
Aviation Capital Group LLC(a)
05/01/2023	3.875%	3,391,000	3,553,831
01/30/2024	4.375%	483,000	518,755
12/15/2024	5.500%	1,069,000	1,205,607
Avolon Holdings Funding Ltd.(a)
05/01/2022	3.625%	383,000	391,815
10/01/2023	5.125%	1,110,000	1,197,415
07/01/2024	3.950%	750,000	798,221
02/15/2025	2.875%	3,181,000	3,274,381
02/21/2026	2.125%	422,000	415,361
04/15/2026	4.250%	2,875,000	3,097,894
02/21/2028	2.750%	3,241,000	3,159,287
FS KKR Capital Corp.
02/01/2025	4.125%	750,000	795,157
01/15/2026	3.400%	2,420,000	2,500,342
GE Capital Funding LLC
05/15/2027	4.050%	3,130,000	3,543,476
05/15/2030	4.400%	4,036,000	4,644,820
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	750,000	820,372
11/15/2035	4.418%	6,776,000	7,916,071
Main Street Capital Corp.
05/01/2024	5.200%	1,007,000	1,103,018
07/14/2026	3.000%	1,335,000	1,369,819
Navient Corp.
03/15/2027	5.000%	1,220,000	1,241,387
Oaktree Specialty Lending Corp.
02/25/2025	3.500%	1,135,000	1,183,943
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Owl Rock Capital Corp.
01/15/2026	4.250%	4,440,000	4,804,031
07/15/2026	3.400%	2,450,000	2,563,869
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	3,105,000	3,263,506
02/15/2024	5.500%	1,355,000	1,490,477
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	1,335,000	1,305,680
Quicken Loans, Inc.(a)
01/15/2028	5.250%	1,230,000	1,285,594
Springleaf Finance Corp.
03/15/2024	6.125%	2,600,000	2,800,002
USAA Capital Corp.(a)
05/01/2030	2.125%	1,318,000	1,310,016
Total			92,382,115
Food and Beverage 1.1%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	1,492,000	1,779,552
02/01/2046	4.900%	12,360,000	14,914,405
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%	1,735,000	1,922,801
Anheuser-Busch InBev Worldwide, Inc.
01/23/2039	5.450%	872,000	1,109,620
04/15/2048	4.600%	1,180,000	1,371,568
01/23/2049	5.550%	2,915,000	3,821,262
Bacardi Ltd.(a)
05/15/2038	5.150%	4,315,000	5,192,864
05/15/2048	5.300%	1,060,000	1,336,390
Bimbo Bakeries USA, Inc.(a)
05/17/2051	4.000%	1,530,000	1,585,326
Brown-Forman Corp.
04/15/2025	3.500%	1,645,000	1,797,282
Bunge Ltd. Finance Corp.
03/15/2024	4.350%	4,470,000	4,893,273
05/14/2031	2.750%	8,858,000	8,869,718
Campbell Soup Co.
04/24/2050	3.125%	3,875,000	3,668,451
Cargill, Inc.(a)
05/23/2049	3.875%	1,140,000	1,290,634
Central America Botling Corp.(a)
01/31/2027	5.750%	1,600,000	1,685,944
Coca-Cola Co. (The)
03/05/2031	2.000%	1,260,000	1,252,757
01/05/2032	2.250%	2,720,000	2,736,208
06/01/2040	2.500%	407,000	388,608
05/05/2041	2.875%	1,909,000	1,903,737
03/05/2051	3.000%	2,690,000	2,664,550

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	31

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Coca-Cola Europacific Partners PLC(a)
05/03/2024	0.800%	6,295,000	6,302,938
Constellation Brands, Inc.
12/01/2025	4.750%	600,000	693,867
Diageo Capital PLC
04/29/2032	2.125%	173,000	170,604
General Mills, Inc.
04/17/2025	4.000%	1,500,000	1,666,401
Hormel Foods Corp.(c)
06/03/2051	3.050%	1,575,000	1,575,126
JBS USA LUX SA/USA Finance, Inc.(a)
02/15/2028	6.750%	3,000,000	3,285,983
Kraft Heinz Foods Co.
01/26/2039	6.875%	825,000	1,136,484
10/01/2039	4.625%	2,070,000	2,319,068
06/04/2042	5.000%	3,000,000	3,491,848
06/01/2046	4.375%	535,000	573,538
10/01/2049	4.875%	4,985,000	5,720,466
Mars, Inc.(a)
07/16/2026	0.875%	836,000	820,880
07/16/2040	2.375%	1,000,000	925,500
04/01/2054	4.125%	1,445,000	1,714,631
Mondelez International, Inc.
04/13/2030	2.750%	1,240,000	1,286,556
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	5,390,000	5,449,561
Post Holdings, Inc.(a)
03/01/2027	5.750%	1,500,000	1,571,220
12/15/2029	5.500%	2,275,000	2,429,721
04/15/2030	4.625%	335,000	337,238
09/15/2031	4.500%	1,500,000	1,482,763
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	2,550,000	2,553,225
Smithfield Foods, Inc.(a)
10/15/2030	3.000%	2,020,000	2,024,240
Viterra Finance BV(a)
04/21/2026	2.000%	5,460,000	5,447,831
Total			117,164,639
Foreign Agencies 0.0%
PT Bank Mandiri Persero Tbk(a)
04/11/2024	3.750%	850,000	902,353
Gaming 0.3%
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	2,375,000	2,393,507
Churchill Downs, Inc.(a)
04/01/2027	5.500%	2,490,000	2,589,604
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colt Merger Sub, Inc.(a)
07/01/2025	6.250%	691,000	728,622
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	740,000	810,422
09/01/2024	3.350%	610,000	647,139
06/01/2025	5.250%	1,609,000	1,817,783
04/15/2026	5.375%	4,615,000	5,274,530
01/15/2029	5.300%	765,000	882,279
01/15/2030	4.000%	1,670,000	1,774,978
Golden Entertainment, Inc.(a)
04/15/2026	7.625%	1,720,000	1,838,367
International Game Technology PLC(a)
02/15/2025	6.500%	1,775,000	1,971,899
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	1,915,000	2,023,813
MGM Resorts International
05/01/2025	6.750%	1,800,000	1,928,521
09/01/2026	4.625%	188,000	197,777
04/15/2027	5.500%	2,615,000	2,851,666
Scientific Games International, Inc.(a)
07/01/2025	8.625%	2,200,000	2,397,907
VICI Properties LP/Note Co., Inc.(a)
02/15/2027	3.750%	2,000,000	2,022,998
Total			32,151,812
Health Care 1.7%
Abbott Laboratories
11/30/2023	3.400%	2,733,000	2,926,220
11/30/2046	4.900%	218,000	289,443
Agilent Technologies, Inc.
03/12/2031	2.300%	3,000,000	2,959,924
AmerisourceBergen Corp.
03/15/2031	2.700%	7,505,000	7,647,674
AMN Healthcare, Inc.(a)
10/01/2027	4.625%	595,000	616,089
04/15/2029	4.000%	765,000	766,714
Barnabas Health, Inc.
07/01/2028	4.000%	3,200,000	3,644,758
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	1.206%	2,963,000	2,988,490
Becton Dickinson and Co.
06/06/2022	2.894%	295,000	302,104
12/15/2024	3.734%	158,000	172,883
05/15/2044	4.875%	1,555,000	1,801,827
Cardinal Health, Inc.
06/15/2024	3.079%	1,846,000	1,968,420

32	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cigna Corp.
07/15/2023	3.750%	1,388,000	1,482,184
11/15/2025	4.125%	2,149,000	2,422,965
03/01/2027	3.400%	2,190,000	2,408,220
10/15/2028	4.375%	2,000,000	2,309,988
08/15/2038	4.800%	3,445,000	4,184,820
07/15/2046	4.800%	2,400,000	2,936,908
12/15/2048	4.900%	5,344,000	6,682,491
03/15/2050	3.400%	585,000	588,554
03/15/2051	3.400%	1,215,000	1,219,551
CommonSpirit Health
10/01/2025	1.547%	3,000,000	3,042,787
10/01/2030	2.782%	1,485,000	1,523,423
11/01/2042	4.350%	500,000	569,111
CVS Health Corp.
07/20/2025	3.875%	1,007,000	1,116,376
03/25/2028	4.300%	2,620,000	3,004,251
07/20/2035	4.875%	1,000,000	1,206,835
03/25/2038	4.780%	8,749,000	10,457,794
04/01/2040	4.125%	1,970,000	2,197,386
08/21/2040	2.700%	1,033,000	965,098
07/20/2045	5.125%	946,000	1,187,456
03/25/2048	5.050%	12,541,000	15,577,103
DaVita, Inc.(a)
06/01/2030	4.625%	1,130,000	1,153,930
02/15/2031	3.750%	1,640,000	1,572,326
Dentsply Sirona, Inc.
06/01/2030	3.250%	1,499,000	1,584,352
DH Europe Finance II SARL
11/15/2024	2.200%	3,735,000	3,921,157
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	1,019,799
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%	3,805,000	3,830,843
12/01/2031	3.000%	7,635,000	7,671,914
HCA, Inc.
05/01/2023	4.750%	175,000	188,643
02/01/2025	5.375%	2,900,000	3,243,047
04/15/2025	5.250%	4,199,000	4,841,460
06/15/2026	5.250%	1,830,000	2,130,134
02/15/2027	4.500%	1,705,000	1,934,968
06/15/2029	4.125%	882,000	989,358
09/01/2030	3.500%	2,375,000	2,439,794
06/15/2039	5.125%	1,500,000	1,833,129
06/15/2047	5.500%	1,935,000	2,439,329
06/15/2049	5.250%	3,525,000	4,367,083
Illumina, Inc.
03/23/2031	2.550%	953,000	948,758
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Laboratory Corp. of America Holdings
08/23/2022	3.750%	1,576,000	1,626,755
11/01/2023	4.000%	342,000	366,804
09/01/2024	3.250%	2,657,000	2,856,928
06/01/2031	2.700%	4,420,000	4,447,437
Mayo Clinic
11/15/2052	4.128%	750,000	926,524
McKesson Corp.
12/03/2025	0.900%	1,030,000	1,020,449
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	4,630,000	5,667,739
New York and Presbyterian Hospital (The)
08/01/2116	4.763%	785,000	1,027,138
08/01/2119	3.954%	305,000	341,443
NYU Langone Hospitals
07/01/2043	5.750%	705,000	978,396
PerkinElmer, Inc.
09/15/2029	3.300%	1,878,000	2,010,052
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(a)
12/01/2026	9.750%	2,875,000	3,098,750
Smith & Nephew PLC
10/14/2030	2.032%	2,723,000	2,617,959
STERIS Irish FinCo Unlimited, Co.
03/15/2031	2.700%	448,000	450,655
03/15/2051	3.750%	2,304,000	2,364,348
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	43,000	43,748
Tenet Healthcare Corp.
07/15/2024	4.625%	1,301,000	1,318,186
05/01/2025	5.125%	2,500,000	2,535,100
Tenet Healthcare Corp.(a)
11/01/2027	5.125%	4,470,000	4,666,554
10/01/2028	6.125%	2,500,000	2,609,285
Tenet Healthcare Corp.(a),(c)
06/01/2029	4.250%	1,285,000	1,285,001
Texas Health Resources
11/15/2055	4.330%	700,000	879,568
Thermo Fisher Scientific, Inc.
10/01/2029	2.600%	445,000	461,541
Universal Health Services, Inc.(a)
10/15/2030	2.650%	2,485,000	2,466,566
Total			183,344,797
Healthcare Insurance 0.4%
Aetna, Inc.
06/15/2036	6.625%	784,000	1,122,897
05/15/2042	4.500%	1,713,000	1,997,716

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	33

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Anthem, Inc.
09/15/2029	2.875%	1,084,000	1,140,352
01/15/2044	5.100%	1,185,000	1,509,595
03/15/2051	3.600%	2,670,000	2,821,427
Centene Corp.(a)
08/15/2026	5.375%	400,000	418,461
Centene Corp.
12/15/2027	4.250%	3,855,000	4,049,283
12/15/2029	4.625%	1,175,000	1,270,929
02/15/2030	3.375%	1,200,000	1,212,983
Health Care Service Corp., a Mutual Legal Reserve Co.(a)
06/01/2025	1.500%	599,000	610,973
Humana, Inc.
04/01/2025	4.500%	1,162,000	1,308,206
08/15/2029	3.125%	1,240,000	1,317,027
Molina Healthcare, Inc.
11/15/2022	5.375%	1,231,000	1,289,673
Molina Healthcare, Inc.(a)
06/15/2028	4.375%	2,500,000	2,579,132
11/15/2030	3.875%	1,500,000	1,528,921
UnitedHealth Group, Inc.
05/15/2026	1.150%	513,000	514,828
05/15/2031	2.300%	1,411,000	1,423,883
08/15/2039	3.500%	641,000	695,294
05/15/2041	3.050%	3,427,000	3,501,826
07/15/2045	4.750%	460,000	586,044
05/15/2050	2.900%	3,750,000	3,635,126
05/15/2051	3.250%	6,851,000	7,056,379
Wellpoint, Inc.
08/15/2024	3.500%	4,089,000	4,431,256
Total			46,022,211
Healthcare REIT 0.2%
Diversified Healthcare Trust
06/15/2025	9.750%	3,175,000	3,524,680
Healthcare Realty Trust, Inc.
05/01/2025	3.875%	440,000	478,345
03/15/2031	2.050%	1,280,000	1,224,464
Healthcare Trust of America Holdings LP
03/15/2031	2.000%	2,245,000	2,136,291
Healthpeak Properties, Inc.
01/15/2030	3.000%	1,870,000	1,957,926
MPT Operating Partnership LP/Finance Corp.
03/15/2031	3.500%	2,620,000	2,640,068
Omega Healthcare Investors, Inc.
01/15/2025	4.500%	975,000	1,066,282
02/01/2031	3.375%	2,130,000	2,161,335
Senior Housing Properties Trust
05/01/2024	4.750%	1,100,000	1,116,824
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ventas Realty LP
09/30/2043	5.700%	234,000	298,261
04/15/2049	4.875%	1,225,000	1,465,376
Welltower, Inc.
06/01/2031	2.800%	8,255,000	8,366,833
Total			26,436,685
Home Construction 0.2%
Ashton Woods USA LLC/Finance Co.(a)
08/01/2025	6.750%	975,000	1,013,355
01/15/2028	6.625%	1,700,000	1,819,282
Brookfield Residential Properties, Inc./US Corp.(a)
09/15/2027	6.250%	1,560,000	1,646,145
02/15/2030	4.875%	2,000,000	1,968,665
Mattamy Group Corp.(a)
03/01/2030	4.625%	4,500,000	4,489,947
Meritage Homes Corp.
06/06/2027	5.125%	2,000,000	2,253,617
PulteGroup, Inc.
03/01/2026	5.500%	737,000	865,837
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	2,000,000	2,223,879
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	3,446,000	3,691,527
Total			19,972,254
Independent Energy 0.8%
Aker BP ASA(a)
01/15/2026	2.875%	2,875,000	3,008,655
01/15/2030	3.750%	1,755,000	1,861,771
Antero Resources Corp.
03/01/2025	5.000%	850,000	871,218
Apache Corp.
09/01/2040	5.100%	2,560,000	2,632,287
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
11/01/2026	7.000%	600,000	619,294
11/01/2027	9.000%	150,000	205,841
12/31/2028	8.250%	2,500,000	2,720,766
Burlington Resources LLC
10/15/2036	5.950%	275,000	374,471
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	947,703
02/01/2039	6.750%	300,000	415,542
Cimarex Energy Co.
05/15/2027	3.900%	1,920,000	2,115,257
Conoco Funding Co.
10/15/2031	7.250%	2,000,000	2,863,951

34	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ConocoPhillips(a)
10/01/2027	3.750%	654,000	734,609
02/15/2031	2.400%	1,343,000	1,350,419
Continental Resources, Inc.
04/15/2023	4.500%	385,000	401,761
06/01/2024	3.800%	1,683,000	1,766,960
01/15/2028	4.375%	3,700,000	4,015,602
Devon Energy Corp.
07/15/2041	5.600%	1,875,000	2,265,758
Diamondback Energy, Inc.
03/24/2023	0.900%	1,285,000	1,285,351
12/01/2024	2.875%	4,420,000	4,698,907
05/31/2025	4.750%	3,039,000	3,438,071
12/01/2026	3.250%	2,990,000	3,220,188
12/01/2029	3.500%	1,995,000	2,118,212
03/24/2031	3.125%	5,168,000	5,295,403
03/24/2051	4.400%	510,000	551,381
Energean Israel Finance Ltd.(a)
03/30/2026	4.875%	116,000	120,169
03/30/2028	5.375%	1,890,000	1,963,141
Flex Intermediate Holdco LLC(a)
06/30/2031	3.363%	1,410,000	1,416,788
Hess Corp.
02/15/2041	5.600%	3,651,000	4,421,564
Indigo Natural Resources LLC(a)
02/01/2029	5.375%	2,600,000	2,613,335
Newfield Exploration Co.
07/01/2024	5.625%	6,305,000	7,010,230
Occidental Petroleum Corp.(i)
10/10/2036	0.000%	14,950,000	7,425,728
Pioneer Natural Resources Co.
05/15/2023	0.550%	3,235,000	3,245,964
08/15/2030	1.900%	662,000	625,386
Range Resources Corp.
02/01/2026	9.250%	2,600,000	2,867,673
Santos Finance Ltd.(a)
04/29/2031	3.649%	1,460,000	1,467,529
WPX Energy, Inc.
09/15/2024	5.250%	78,000	86,507
06/01/2026	5.750%	2,105,000	2,195,789
Total			85,239,181
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/28/2023	3.216%	734,000	781,813
04/14/2024	3.224%	989,000	1,061,240
08/10/2030	1.749%	614,000	590,777
02/08/2061	3.379%	6,302,000	6,142,141
BP Capital Markets PLC(k)
12/31/2059	4.875%	856,000	923,548
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cenovus Energy, Inc.
04/15/2027	4.250%	5,000,000	5,555,552
Chevron Corp.
05/11/2050	3.078%	1,540,000	1,537,966
Chevron USA, Inc.
10/15/2029	3.250%	31,000	34,053
08/15/2047	4.950%	1,095,000	1,422,775
Exxon Mobil Corp.
03/19/2040	4.227%	690,000	801,850
03/19/2050	4.327%	2,532,000	3,021,649
04/15/2051	3.452%	5,440,000	5,663,548
Husky Energy, Inc.
04/15/2022	3.950%	3,000,000	3,060,400
Shell International Finance BV
05/11/2025	3.250%	821,000	897,042
05/11/2035	4.125%	825,000	967,201
Total Capital International SA
06/29/2041	2.986%	1,013,000	998,813
Total			33,460,368
Leisure 0.0%
AMC Entertainment Holdings, Inc.(a),(l)
06/15/2026	12.000%	915,315	901,558
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	763,000	779,284
NCL Corp.,Ltd.(a)
12/15/2024	3.625%	375,000	358,660
Total			2,039,502
Life Insurance 0.7%
AIG Global Funding(a)
09/22/2025	0.900%	3,545,000	3,510,798
Athene Global Funding(a)
05/26/2023	2.800%	1,357,000	1,416,836
04/16/2024	1.000%	165,000	165,843
11/12/2026	2.950%	816,000	868,970
03/24/2028	2.500%	6,945,000	7,083,684
Athene Global Funding(a),(b)
SOFR + 0.700% 05/24/2024	0.710%	7,760,000	7,776,139
Athene Holding Ltd.
05/25/2051	3.950%	1,980,000	2,013,280
Brighthouse Financial Global Funding(a)
04/12/2024	1.000%	1,375,000	1,380,024
Brighthouse Financial, Inc.
06/22/2047	4.700%	1,997,000	2,160,763
Empower Finance 2020 LP(a)
09/17/2027	1.357%	407,000	402,538

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	35

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equitable Financial Life Global Funding(a)
03/08/2028	1.800%	2,475,000	2,446,021
GA Global Funding Trust(a)
04/08/2024	1.000%	5,690,000	5,716,609
Global Atlantic Fin Co.(a)
10/15/2029	4.400%	1,590,000	1,712,421
Great-West Lifeco US Finance 2020 LP(a)
08/12/2025	0.904%	4,190,000	4,150,922
Guardian Life Global Funding(a)
11/19/2027	1.250%	991,000	970,156
Lincoln National Corp.
06/15/2040	7.000%	930,000	1,380,837
Metropolitan Life Global Funding I(a)
01/07/2031	1.550%	4,670,000	4,377,766
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	2,620,000	2,811,470
Northwestern Mutual Global Funding(a),(c)
06/01/2028	1.700%	1,313,000	1,314,178
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	1,086,000	1,127,296
Pacific Life Global Funding II(a)
04/14/2026	1.375%	1,287,000	1,294,700
Pine Street Trust II(a)
02/15/2049	5.568%	1,890,000	2,400,898
Principal Financial Group, Inc.
05/15/2023	3.125%	667,000	701,677
Reliance Standard Life Global Funding II(a)
09/19/2023	3.850%	4,195,000	4,498,299
05/07/2025	2.750%	4,340,000	4,583,167
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	2,040,000	2,538,532
05/15/2047	4.270%	4,785,000	5,501,707
05/15/2050	3.300%	3,980,000	3,943,587
Unum Group
12/15/2049	4.500%	1,490,000	1,562,949
Total			79,812,067
Lodging 0.1%
Choice Hotels International, Inc.
12/01/2029	3.700%	720,000	771,859
Marriott International, Inc.
12/01/2023	4.150%	3,885,000	4,172,350
10/15/2032	3.500%	3,400,000	3,560,998
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	2,555,000	2,611,499
Total			11,116,706
Media and Entertainment 0.4%
Activision Blizzard, Inc.
09/15/2050	2.500%	2,920,000	2,507,554
CBS Corp.
05/15/2033	5.500%	1,500,000	1,877,387
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	3,985,000	2,957,399
Discovery Communications LLC
03/20/2023	2.950%	1,543,000	1,607,542
09/20/2047	5.200%	2,609,000	3,068,738
05/15/2049	5.300%	2,065,000	2,469,176
05/15/2050	4.650%	2,890,000	3,222,520
Discovery Communications LLC(a)
09/15/2055	4.000%	3,568,000	3,564,597
Gray Television, Inc.(a)
05/15/2027	7.000%	2,350,000	2,546,843
Interpublic Group of Companies, Inc. (The)
10/01/2021	3.750%	891,000	901,100
04/15/2024	4.200%	345,000	377,691
03/01/2041	3.375%	1,350,000	1,349,861
Sinclair Television Group, Inc.(a)
02/15/2027	5.125%	2,620,000	2,622,394
TEGNA, Inc.
03/15/2028	4.625%	755,000	771,427
09/15/2029	5.000%	1,655,000	1,691,294
Viacom, Inc.
04/30/2036	6.875%	1,955,000	2,746,222
04/01/2044	5.250%	2,312,000	2,792,446
Walt Disney Co. (The)
01/13/2031	2.650%	1,260,000	1,303,607
03/15/2033	6.550%	1,000,000	1,400,929
01/13/2051	3.600%	940,000	1,013,270
Total			40,791,997
Metals and Mining 0.3%
Anglo American Capital PLC(a)
05/14/2025	4.875%	505,000	573,119
03/17/2028	2.250%	3,020,000	3,026,981
04/01/2030	5.625%	149,000	181,189
First Quantum Minerals Ltd.(a)
04/01/2025	7.500%	2,800,000	2,905,825
FMG Resources August 2006 Pty Ltd.(a)
04/01/2031	4.375%	1,705,000	1,779,580
Freeport-McMoRan, Inc.
03/01/2030	4.250%	2,285,000	2,456,875

36	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Glencore Funding LLC(a)
03/12/2024	4.125%	1,375,000	1,489,307
Kinross Gold Corp.
07/15/2027	4.500%	1,239,000	1,424,944
Newcrest Finance Pty Ltd.(a)
05/13/2030	3.250%	412,000	437,281
05/13/2050	4.200%	330,000	366,208
Newmont Corp.
10/01/2030	2.250%	3,784,000	3,742,361
Novelis Corp.(a)
01/30/2030	4.750%	2,535,000	2,663,601
Southern Copper Corp.
11/08/2022	3.500%	130,000	134,915
04/23/2025	3.875%	600,000	655,985
Steel Dynamics, Inc.
06/15/2025	2.400%	509,000	534,078
10/15/2027	1.650%	775,000	769,362
01/15/2031	3.250%	1,510,000	1,607,128
Teck Resources Ltd.
08/15/2040	6.000%	730,000	914,141
07/15/2041	6.250%	4,084,000	5,300,554
Vedanta Resources Finance II PLC(a)
03/11/2025	8.950%	200,000	198,995
Total			31,162,429
Midstream 1.2%
AmeriGas Partners LP/Finance Corp.
05/20/2024	5.625%	2,500,000	2,755,852
08/20/2026	5.875%	2,300,000	2,563,386
Cheniere Corpus Christi Holdings LLC
11/15/2029	3.700%	1,035,000	1,115,807
Colonial Enterprises, Inc.(a)
05/15/2030	3.250%	3,505,000	3,762,739
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	2,290,000	2,574,209
Crestwood Midstream Partners LP/Finance Corp.(a)
05/01/2027	5.625%	2,595,000	2,673,512
Enbridge, Inc.(k)
07/15/2080	5.750%	1,258,000	1,383,132
Energy Transfer Operating LP
03/15/2023	4.250%	1,890,000	1,991,004
01/15/2024	5.875%	2,575,000	2,865,008
06/01/2027	5.500%	1,758,000	2,058,445
06/15/2028	4.950%	1,000,000	1,149,116
05/15/2030	3.750%	2,585,000	2,755,650
04/15/2047	5.300%	1,656,000	1,850,655
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Partners LP
03/15/2035	4.900%	170,000	190,097
06/15/2038	5.800%	670,000	801,783
10/01/2043	5.950%	280,000	334,399
03/15/2045	5.150%	2,220,000	2,450,598
Energy Transfer Partners LP/Regency Finance Corp.
11/01/2023	4.500%	2,500,000	2,689,381
Enterprise Products Operating LLC
02/15/2024	3.900%	500,000	541,427
02/15/2025	3.750%	600,000	657,520
05/15/2046	4.900%	1,400,000	1,663,441
Enterprise Products Operating LLC(k)
08/16/2077	4.875%	673,000	656,659
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	655,000	646,803
09/30/2040	2.940%	450,000	446,679
Kinder Morgan Energy Partners LP
09/01/2024	4.250%	500,000	552,011
03/15/2032	7.750%	635,000	884,383
09/01/2039	6.500%	1,000,000	1,357,806
Magellan Midstream Partners LP
09/15/2046	4.250%	320,000	345,963
Midwest Connector Capital Co., LLC(a)
04/01/2022	3.625%	3,900,000	3,960,804
MPLX LP
12/01/2024	4.875%	325,000	366,625
06/01/2025	4.875%	200,000	226,019
03/01/2026	1.750%	676,000	685,568
03/15/2028	4.000%	1,106,000	1,228,043
08/15/2030	2.650%	473,000	471,135
03/01/2047	5.200%	1,833,000	2,166,926
12/01/2047	5.200%	644,000	759,416
04/15/2048	4.700%	1,000,000	1,118,749
02/15/2049	5.500%	1,140,000	1,417,335
NGPL PipeCo LLC(a)
08/15/2022	4.375%	151,000	156,477
08/15/2027	4.875%	412,000	471,655
Northern Natural Gas Co.(a)
10/16/2051	3.400%	525,000	525,314
ONEOK Partners LP
02/01/2041	6.125%	477,000	597,039
ONEOK, Inc.
09/15/2025	2.200%	525,000	541,055
07/13/2047	4.950%	2,050,000	2,311,752
03/15/2050	4.500%	6,830,000	7,308,698
01/15/2051	7.150%	1,035,000	1,453,491
Phillips 66 Partners LP
02/15/2045	4.680%	1,300,000	1,445,030

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	37

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	1,875,000	2,096,400
12/15/2026	4.500%	3,600,000	4,034,231
12/15/2029	3.550%	1,506,000	1,562,959
06/01/2042	5.150%	2,308,000	2,462,373
02/15/2045	4.900%	1,094,000	1,135,810
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	2,435,000	2,496,691
05/15/2030	4.800%	1,500,000	1,500,143
Ruby Pipeline LLC(a)
04/01/2022	7.750%	1,727,273	1,523,947
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	4,565,000	5,286,697
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,860,727
Sunoco Logistics Partners Operations LP
04/01/2044	5.300%	1,285,000	1,422,845
05/15/2045	5.350%	25,000	28,144
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2025	7.500%	1,875,000	2,047,192
01/15/2028	5.500%	142,000	143,356
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	512,000	532,483
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	1,000,000	1,023,988
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	304,000	323,595
03/15/2048	4.600%	4,875,000	5,692,621
Western Gas Partners LP
03/01/2048	5.300%	2,430,000	2,493,833
Williams Companies, Inc. (The)
01/15/2025	3.900%	1,050,000	1,152,099
09/15/2025	4.000%	2,414,000	2,686,676
06/15/2027	3.750%	283,000	314,208
03/15/2031	2.600%	2,675,000	2,669,532
04/15/2040	6.300%	2,520,000	3,338,601
09/15/2045	5.100%	575,000	685,996
Williams Partners LP
03/04/2024	4.300%	2,787,000	3,049,277
03/04/2044	5.400%	353,000	430,853
Total			124,923,873
Natural Gas 0.1%
Boston Gas Co.(a)
08/01/2027	3.150%	1,472,000	1,583,005
KeySpan Corp.
11/15/2030	8.000%	670,000	919,508
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NiSource, Inc.
05/01/2030	3.600%	683,000	750,293
02/15/2031	1.700%	795,000	744,762
06/15/2041	5.950%	409,000	551,530
ONE Gas, Inc.
03/11/2024	1.100%	1,896,000	1,897,502
Piedmont Natural Gas Co., Inc.
06/01/2050	3.350%	480,000	478,459
Promigas SA ESP/Gases del Pacifico SAC(a)
10/16/2029	3.750%	300,000	295,993
Sempra Energy
02/01/2038	3.800%	1,020,000	1,113,309
02/01/2048	4.000%	1,420,000	1,540,555
Sempra Energy(k)
12/31/2049	4.875%	792,000	859,762
South Jersey Industries, Inc.
Junior Subordinated
04/15/2031	5.020%	1,330,000	1,394,339
Southern Co. Gas Capital Corp.
05/30/2047	4.400%	470,000	536,979
Spire Missouri, Inc.
06/01/2051	3.300%	640,000	657,813
Washington Gas Light Co.
09/15/2049	3.650%	1,355,000	1,470,762
Total			14,794,571
Office REIT 0.2%
Alexandria Real Estate Equities, Inc.
05/18/2032	2.000%	1,311,000	1,251,450
05/18/2051	3.000%	3,166,000	2,960,457
Boston Properties LP
02/01/2023	3.850%	2,500,000	2,620,185
01/30/2031	3.250%	725,000	763,659
Columbia Property Trust Operating Partnership LP
04/01/2025	4.150%	172,000	183,344
08/15/2026	3.650%	323,000	337,560
Hudson Pacific Properties LP
11/01/2027	3.950%	2,340,000	2,549,484
Kilroy Realty LP
12/15/2024	3.450%	721,000	773,739
Office Properties Income Trust
02/01/2025	4.500%	4,040,000	4,368,245
Piedmont Operating Partnership LP
08/15/2030	3.150%	2,473,000	2,467,770
SL Green Operating Partnership LP
10/15/2022	3.250%	6,055,000	6,250,986

38	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vornado Realty LP
06/01/2026	2.150%	940,000	949,648
Total			25,476,527
Oil Field Services 0.1%
Halliburton Co.
08/01/2023	3.500%	20,000	21,174
11/15/2025	3.800%	17,000	18,849
Schlumberger Holdings Corp.(a)
05/01/2024	3.750%	631,000	681,981
05/17/2028	3.900%	2,053,000	2,265,759
Schlumberger Investment SA(a)
08/01/2022	2.400%	850,000	865,517
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	924,375	916,826
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	1,115,000	1,088,571
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	933,600	923,795
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	549,000	575,743
Total			7,358,215
Other Financial Institutions 0.2%
Greystone Commercial Capital Trust(a),(b),(d),(e)
1-month USD LIBOR + 2.270% 05/31/2025	2.500%	9,200,000	9,200,000
LeasePlan Corp NV(a)
10/24/2024	2.875%	3,440,000	3,624,131
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	3,905,000	4,001,166
Nationstar Mortgage Holdings Inc.(a)
08/15/2028	5.500%	1,150,000	1,138,815
ORIX Corp.
12/04/2024	3.250%	1,560,000	1,685,503
Total			19,649,615
Other Industry 0.3%
AECOM
03/15/2027	5.125%	2,855,000	3,160,687
CK Hutchison International 21 Ltd.(a)
04/15/2026	1.500%	5,760,000	5,806,884
04/15/2031	2.500%	2,100,000	2,109,252
Five Point Operating Co. LP/Capital Corp.(a)
11/15/2025	7.875%	2,350,000	2,483,874
Greystar Real Estate Partners LLC(a)
12/01/2025	5.750%	2,175,000	2,232,131
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Howard Hughes Corp. (The)(a)
02/01/2031	4.375%	750,000	743,334
Massachusetts Institute of Technology
07/01/2114	4.678%	1,768,000	2,439,605
07/01/2116	3.885%	1,850,000	2,154,552
Northwestern University
12/01/2057	3.662%	1,350,000	1,566,189
PowerTeam Services LLC(a)
12/04/2025	9.033%	194,000	213,962
President and Fellows of Harvard College
07/15/2046	3.150%	3,031,000	3,272,923
07/15/2056	3.300%	2,230,000	2,464,231
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%	1,620,000	2,137,930
University of Southern California
10/01/2039	3.028%	4,525,000	4,710,325
Total			35,495,879
Other REIT 0.2%
American Campus Communities Operating Partnership LP
04/15/2023	3.750%	2,400,000	2,523,906
07/01/2024	4.125%	3,865,000	4,226,330
CyrusOne LP/Finance Corp.
11/15/2024	2.900%	1,000,000	1,060,616
11/01/2030	2.150%	1,475,000	1,387,853
ESH Hospitality, Inc.(a)
10/01/2027	4.625%	4,503,000	4,774,227
Host Hotels & Resorts LP
06/15/2025	4.000%	1,050,000	1,137,709
02/01/2026	4.500%	520,000	573,667
Life Storage LP
12/15/2027	3.875%	2,000,000	2,244,899
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
06/01/2025	7.500%	2,150,000	2,324,461
Public Storage
02/15/2026	0.875%	1,194,000	1,189,473
WP Carey, Inc.
02/01/2031	2.400%	729,000	713,819
04/01/2033	2.250%	4,080,000	3,845,133
Total			26,002,093
Packaging 0.2%
Amcor Flexibles North America, Inc.
05/25/2031	2.690%	3,530,000	3,554,129
Ball Corp.
11/15/2023	4.000%	300,000	318,821
03/15/2026	4.875%	600,000	668,534

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	39

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	1,680,000	1,772,235
07/15/2027	5.625%	1,440,000	1,524,932
Berry Global, Inc.
07/15/2023	5.125%	48,000	48,327
Berry Global, Inc.(a)
01/15/2026	1.570%	6,795,000	6,806,887
Berry Global. Inc.(a)
02/15/2024	0.950%	836,000	839,453
CCL Industries, Inc.(a)
06/01/2030	3.050%	1,000,000	1,035,681
OI European Group BV(a)
03/15/2023	4.000%	134,000	138,009
Sealed Air Corp.(a)
12/01/2027	4.000%	890,000	936,914
Silgan Holdings, Inc.
02/01/2028	4.125%	2,490,000	2,573,709
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	2,785,000	2,911,253
Total			23,128,884
Paper 0.1%
Cascades, Inc./USA(a)
01/15/2028	5.375%	1,180,000	1,225,076
Celulosa Arauco y Constitucion SA
11/02/2027	3.875%	700,000	756,885
Celulosa Arauco y Constitucion SA(a)
04/30/2029	4.250%	500,000	547,627
Georgia-Pacific LLC(a)
05/15/2026	0.950%	1,291,000	1,271,930
04/30/2030	2.300%	2,000,000	2,020,539
International Paper Co.
08/15/2047	4.400%	620,000	740,512
Inversiones CMPC SA(a)
04/04/2027	4.375%	1,025,000	1,138,189
Klabin Austria GmbH(a)
01/12/2031	3.200%	500,000	482,236
Suzano Austria GmbH
01/15/2029	6.000%	275,000	325,523
01/15/2030	5.000%	825,000	925,949
01/15/2031	3.750%	1,000,000	1,036,806
WRKCo, Inc.
06/15/2033	3.000%	843,000	873,775
Total			11,345,047
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.3%
AbbVie, Inc.
11/06/2022	2.900%	5,147,000	5,333,083
11/21/2022	2.300%	3,500,000	3,602,105
03/15/2025	3.800%	430,000	472,338
11/21/2026	2.950%	870,000	934,764
03/15/2035	4.550%	4,734,000	5,643,467
05/14/2035	4.500%	3,336,000	3,958,010
05/14/2036	4.300%	2,423,000	2,821,764
11/21/2039	4.050%	7,611,000	8,560,861
10/01/2042	4.625%	1,000,000	1,196,527
11/06/2042	4.400%	3,836,000	4,474,209
05/14/2045	4.700%	1,365,000	1,647,839
05/14/2046	4.450%	511,000	599,864
11/21/2049	4.250%	4,450,000	5,140,660
Amgen, Inc.
02/21/2025	1.900%	245,000	254,345
10/01/2041	4.950%	1,150,000	1,439,946
AstraZeneca Finance LLC
05/28/2026	1.200%	709,000	710,498
05/28/2028	1.750%	703,000	703,600
05/28/2031	2.250%	788,000	790,336
AstraZeneca PLC
08/06/2030	1.375%	753,000	706,102
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	650,000	663,865
11/01/2025	5.500%	500,000	513,175
01/30/2028	5.000%	1,100,000	1,029,345
02/15/2029	6.250%	2,200,000	2,150,904
01/30/2030	5.250%	3,575,000	3,289,416
02/15/2031	5.250%	1,500,000	1,371,398
Bayer US Finance II LLC(a),(b)
3-month USD LIBOR + 0.630% 06/25/2021	0.831%	1,825,000	1,825,549
Bayer US Finance II LLC(a)
07/15/2024	3.375%	3,555,000	3,801,789
12/15/2025	4.250%	1,445,000	1,619,848
12/15/2028	4.375%	4,480,000	5,105,880
07/15/2034	4.200%	844,000	930,688
06/25/2038	4.625%	1,000,000	1,155,546
06/25/2048	4.875%	4,860,000	5,855,986
Bayer US Finance LLC(a)
10/08/2021	3.000%	2,067,000	2,086,518
10/08/2024	3.375%	520,000	561,947
Biogen, Inc.
05/01/2030	2.250%	1,090,000	1,074,102
Bristol-Myers Squibb Co.
08/15/2025	3.875%	326,000	365,676
11/13/2030	1.450%	588,000	559,090
06/15/2039	4.125%	1,372,000	1,613,746
05/15/2044	4.625%	555,000	695,928
08/15/2045	5.000%	865,000	1,139,409

40	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2047	4.350%	2,060,000	2,504,853
10/26/2049	4.250%	575,000	694,134
11/13/2050	2.550%	588,000	536,701
Gilead Sciences, Inc.
09/29/2023	0.750%	501,000	501,662
02/01/2025	3.500%	376,000	409,811
02/01/2045	4.500%	395,000	464,879
Johnson & Johnson
09/01/2025	0.550%	528,000	524,957
09/01/2027	0.950%	532,000	525,128
12/05/2033	4.375%	1,975,000	2,456,341
03/03/2037	3.625%	2,280,000	2,616,664
01/15/2038	3.400%	2,790,000	3,099,448
09/01/2040	2.100%	662,000	610,410
Mylan NV
06/15/2046	5.250%	290,000	342,412
Mylan, Inc.(a)
01/15/2023	3.125%	2,480,000	2,577,904
Mylan, Inc.
04/15/2048	5.200%	4,503,000	5,318,664
Organon Finance 1 LLC(a)
04/30/2028	4.125%	2,500,000	2,522,922
Pfizer, Inc.
05/28/2050	2.700%	446,000	424,780
Regeneron Pharmaceuticals, Inc.
09/15/2030	1.750%	1,394,000	1,308,758
Royalty Pharma PLC(a)
09/02/2025	1.200%	400,000	397,118
09/02/2027	1.750%	507,000	502,765
09/02/2030	2.200%	3,868,000	3,729,015
09/02/2040	3.300%	2,212,000	2,149,676
09/02/2050	3.550%	4,122,000	3,974,974
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	2,640,000	2,773,668
Takeda Pharmaceutical Co., Ltd.
03/31/2030	2.050%	1,300,000	1,268,890
07/09/2040	3.025%	1,000,000	978,830
07/09/2050	3.175%	275,000	264,691
07/09/2060	3.375%	325,000	317,818
Upjohn, Inc.(a)
06/22/2040	3.850%	6,013,000	6,221,020
06/22/2050	4.000%	4,005,000	4,079,831
Total			140,498,847
Property & Casualty 0.6%
American Financial Group, Inc.
08/15/2026	3.500%	2,675,000	2,922,086
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American International Group, Inc.
02/15/2024	4.125%	1,271,000	1,389,966
04/01/2026	3.900%	938,000	1,047,261
01/15/2035	3.875%	318,000	352,702
07/16/2044	4.500%	1,157,000	1,352,345
07/10/2045	4.800%	530,000	640,929
01/15/2055	4.375%	635,000	731,080
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	1,220,906
Arthur J Gallagher & Co.
05/20/2051	3.500%	1,153,000	1,175,887
Assurant, Inc.
09/27/2023	4.200%	2,360,000	2,544,366
02/22/2030	3.700%	528,000	567,981
Assured Guaranty US Holdings, Inc.
06/15/2031	3.150%	2,310,000	2,352,874
Berkshire Hathaway Finance Corp.
10/15/2030	1.450%	626,000	602,741
01/15/2049	4.250%	925,000	1,106,400
10/15/2050	2.850%	410,000	390,550
Berkshire Hathaway, Inc.
03/15/2026	3.125%	4,850,000	5,321,998
CNA Financial Corp.
08/15/2027	3.450%	3,828,000	4,213,593
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	800,000	978,908
07/15/2048	7.200%	1,290,000	1,757,260
Farmers Exchange Capital II(a),(k)
Subordinated
11/01/2053	6.151%	2,700,000	3,468,962
Farmers Insurance Exchange(a)
05/01/2024	8.625%	1,165,000	1,382,695
Hartford Financial Services Group, Inc. (The)
10/15/2036	5.950%	516,000	691,681
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	275,000	295,308
10/15/2050	3.951%	2,973,000	3,149,101
Markel Corp.
05/20/2049	5.000%	5,095,000	6,488,892
05/07/2052	3.450%	5,420,000	5,429,118
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	2.474%	5,725,000	5,705,756
Travelers Companies, Inc. (The)
05/30/2047	4.000%	215,000	252,628
WR Berkley Corp.
05/12/2050	4.000%	1,480,000	1,634,073

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	41

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
XLIT Ltd.
03/31/2045	5.500%	613,000	810,999
Subordinated
03/31/2025	4.450%	1,887,000	2,128,745
Total			62,107,791
Railroads 0.2%
Burlington Northern Santa Fe LLC
03/15/2043	4.450%	315,000	382,003
09/01/2043	5.150%	989,000	1,311,022
08/01/2046	3.900%	1,440,000	1,623,910
Canadian Pacific Railway Ltd.
01/15/2022	4.500%	600,000	614,948
CSX Corp.
05/30/2042	4.750%	500,000	614,703
08/01/2054	4.500%	245,000	298,375
11/01/2066	4.250%	2,500,000	2,950,988
Kansas City Southern
05/01/2050	3.500%	3,280,000	3,335,801
Norfolk Southern Corp.
08/01/2025	3.650%	607,000	668,600
05/15/2121	4.100%	3,110,000	3,223,465
Union Pacific Corp.
05/20/2041	3.200%	5,450,000	5,550,587
05/20/2061	3.550%	1,050,000	1,067,605
Total			21,642,007
Refining 0.1%
Marathon Petroleum Corp.
04/01/2024	5.125%	1,225,000	1,237,507
05/01/2025	4.700%	601,000	681,453
09/15/2044	4.750%	1,056,000	1,212,490
09/15/2054	5.000%	328,000	373,834
Phillips 66
02/15/2024	0.900%	345,000	345,624
Valero Energy Corp.
04/15/2025	2.850%	2,292,000	2,434,211
Total			6,285,119
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
02/15/2029	3.500%	1,250,000	1,222,861
10/15/2030	4.000%	2,645,000	2,562,280
Brinker International, Inc.(a)
10/01/2024	5.000%	3,025,000	3,161,721
McDonald’s Corp.
05/01/2043	3.625%	165,000	177,037
09/01/2049	3.625%	910,000	960,770
Total			8,084,669
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retail REIT 0.1%
Kimco Realty Corp.
11/01/2022	3.400%	290,000	301,025
03/01/2024	2.700%	2,158,000	2,269,285
Kite Realty Group LP
10/01/2026	4.000%	683,000	737,126
Regency Centers LP
06/15/2030	3.700%	853,000	933,734
Retail Properties of America, Inc.
09/15/2030	4.750%	716,000	781,760
Scentre Group Trust 1/Trust 2(a)
01/28/2026	3.625%	845,000	925,367
Simon Property Group LP
02/01/2028	1.750%	2,641,000	2,612,324
Total			8,560,621
Retailers 0.3%
Academy Ltd.(a)
11/15/2027	6.000%	1,175,000	1,249,707
Alimentation Couche-Tard, Inc.(a)
07/26/2027	3.550%	2,000,000	2,193,764
05/13/2051	3.625%	5,450,000	5,500,861
Asbury Automotive Group, Inc.
03/01/2030	4.750%	2,510,000	2,634,205
AutoNation, Inc.
11/15/2024	3.500%	2,185,000	2,359,502
10/01/2025	4.500%	2,465,000	2,760,478
AutoZone, Inc.
04/21/2026	3.125%	415,000	451,679
01/15/2031	1.650%	1,175,000	1,097,727
Best Buy Co., Inc.
10/01/2030	1.950%	1,000,000	958,742
Falabella SA(a)
10/30/2027	3.750%	450,000	482,038
Home Depot Inc (The)
06/15/2029	2.950%	853,000	919,894
L Brands, Inc.
10/15/2023	5.625%	400,000	435,847
Magic MergeCo, Inc.(a)
05/01/2028	5.250%	1,400,000	1,416,234
Sally Holdings LLC/Capital, Inc.
12/01/2025	5.625%	2,000,000	2,061,260
Tractor Supply Co.
11/01/2030	1.750%	3,885,000	3,660,968
Total			28,182,906

42	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.1%
Ahold Finance U.S.A. LLC
05/01/2029	6.875%	1,800,000	2,417,809
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	490,000	521,238
03/15/2029	3.500%	2,195,000	2,106,047
C&S Group Enterprises LLC(a)
12/15/2028	5.000%	2,700,000	2,579,462
InRetail Consumer(a)
03/22/2028	3.250%	1,300,000	1,247,296
Kroger Co. (The)
04/15/2042	5.000%	969,000	1,189,620
01/15/2048	4.650%	2,161,000	2,542,958
Total			12,604,430
Supranational 0.2%
Corporación Andina de Fomento
09/27/2021	2.125%	4,455,000	4,479,094
06/15/2022	4.375%	400,000	415,922
01/06/2023	2.750%	3,000,000	3,099,944
Inter-American Development Bank
10/15/2025	6.800%	2,500,000	3,074,557
07/15/2027	6.750%	4,000,000	5,188,395
International Bank for Reconstruction & Development(i)
09/17/2030	0.000%	1,550,000	1,278,981
North American Development Bank
10/26/2022	2.400%	514,000	525,053
Total			18,061,946
Technology 1.6%
Analog Devices, Inc.
12/05/2026	3.500%	89,000	98,708
Apple, Inc.
02/08/2031	1.650%	500,000	483,949
11/13/2047	3.750%	1,355,000	1,527,217
05/11/2050	2.650%	6,095,000	5,676,643
02/08/2051	2.650%	3,050,000	2,852,114
02/08/2061	2.800%	2,504,000	2,315,462
Automatic Data Processing, Inc.
05/15/2028	1.700%	3,275,000	3,302,728
Avnet, Inc.
05/15/2031	3.000%	2,948,000	2,898,067
Boxer Parent Co., Inc.(a)
03/01/2026	9.125%	2,500,000	2,638,884
Broadcom, Inc.
10/15/2024	3.625%	320,000	347,957
11/15/2025	3.150%	1,635,000	1,758,156
09/15/2026	3.459%	6,436,000	7,001,408
04/15/2029	4.750%	2,700,000	3,091,970
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/15/2030	5.000%	4,020,000	4,655,823
11/15/2030	4.150%	1,525,000	1,672,308
Broadridge Financial Solutions, Inc.
05/01/2031	2.600%	5,320,000	5,346,883
CDW LLC/Finance Corp.
02/15/2029	3.250%	1,330,000	1,350,505
Citrix Systems, Inc.
03/01/2026	1.250%	597,000	590,017
CommScope Technologies LLC(a)
06/15/2025	6.000%	2,773,000	2,827,192
03/15/2027	5.000%	2,590,000	2,608,686
Corning, Inc.
11/15/2079	5.450%	465,000	601,819
Dell International LLC/EMC Corp.(a)
06/15/2026	6.020%	870,000	1,038,134
DXC Technology Co.
04/15/2025	4.125%	735,000	809,403
Everi Payments, Inc.(a)
12/15/2025	7.500%	1,161,000	1,203,352
Fidelity National Information Services, Inc.
03/01/2026	1.150%	4,250,000	4,222,864
03/01/2041	3.100%	2,890,000	2,852,770
Fiserv, Inc.
07/01/2024	2.750%	725,000	768,719
07/01/2029	3.500%	2,517,000	2,739,055
Flex Ltd.
06/15/2029	4.875%	2,410,000	2,755,636
Gartner, Inc.(a)
10/01/2030	3.750%	2,500,000	2,509,967
Genpact Luxembourg SARL
04/01/2022	3.700%	3,425,000	3,502,237
Global Payments, Inc.
02/15/2025	2.650%	3,000,000	3,168,561
03/01/2026	1.200%	1,262,000	1,252,889
Hewlett Packard Enterprise Co.
10/01/2024	4.650%	3,425,000	3,826,268
Hewlett-Packard Enterprise Co.
10/05/2021	3.500%	155,000	156,245
Infor, Inc.(a)
07/15/2023	1.450%	2,529,000	2,564,948
Intel Corp.
11/15/2049	3.250%	4,411,000	4,492,268
03/25/2050	4.750%	1,540,000	1,965,048
02/15/2060	3.100%	475,000	458,571
03/25/2060	4.950%	620,000	837,705
International Business Machines Corp.
05/15/2026	3.300%	2,000,000	2,202,536

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	43

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
J2 Global, Inc.(a)
10/15/2030	4.625%	2,585,000	2,641,782
Juniper Networks, Inc.
12/10/2025	1.200%	1,430,000	1,422,321
Leidos, Inc.(a)
02/15/2031	2.300%	845,000	812,307
Marvell Technology, Inc.(a)
06/22/2023	4.200%	3,740,000	3,991,072
Microchip Technology, Inc.
06/01/2021	3.922%	1,845,000	1,845,617
Microchip Technology, Inc.(a)
09/01/2023	2.670%	6,284,000	6,556,472
02/15/2024	0.972%	345,000	345,851
Microsoft Corp.
08/08/2026	2.400%	1,758,000	1,877,522
06/01/2050	2.525%	152,000	142,201
03/17/2052	2.921%	3,311,000	3,331,156
03/17/2062	3.041%	4,290,000	4,330,891
NetApp, Inc.
06/22/2025	1.875%	2,397,000	2,474,826
NXP BV/Funding LLC(a)
03/01/2026	5.350%	1,056,000	1,235,777
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	415,000	447,998
ON Semiconductor Corp.(a)
09/01/2028	3.875%	2,500,000	2,540,546
Oracle Corp.
03/25/2031	2.875%	2,600,000	2,667,892
03/25/2041	3.650%	767,000	782,519
11/15/2047	4.000%	1,557,000	1,633,790
03/25/2051	3.950%	4,803,000	5,008,933
Panasonic Corp.(a)
07/19/2022	2.536%	3,975,000	4,059,313
PayPal Holdings, Inc.
10/01/2026	2.650%	1,000,000	1,071,399
10/01/2029	2.850%	683,000	725,210
Seagate HDD Cayman
03/01/2024	4.875%	2,305,000	2,483,869
Seagate HDD Cayman(a)
07/15/2031	3.375%	2,690,000	2,558,857
Sensata Technologies, Inc.(a)
02/15/2031	3.750%	2,625,000	2,567,505
Skyworks Solutions, Inc.
06/01/2026	1.800%	615,000	620,283
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,550,000	1,636,337
06/01/2025	6.750%	2,575,000	2,620,863
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tencent Holdings Ltd.(a)
06/03/2030	2.390%	1,000,000	986,796
04/22/2031	2.880%	600,000	612,061
04/22/2041	3.680%	350,000	359,369
04/22/2051	3.840%	5,490,000	5,608,852
TSMC Global Ltd.(a)
09/28/2025	0.750%	675,000	663,102
09/28/2027	1.000%	715,000	690,753
VeriSign, Inc.(c)
06/15/2031	2.700%	656,000	657,098
Western Union Co. (The)
06/09/2023	4.250%	3,050,000	3,261,277
03/15/2026	1.350%	2,070,000	2,062,238
Total			174,308,327
Tobacco 0.4%
Altria Group, Inc.
02/14/2026	4.400%	819,000	927,417
02/14/2029	4.800%	92,000	105,660
05/06/2030	3.400%	1,280,000	1,339,334
02/04/2032	2.450%	596,000	565,253
02/14/2039	5.800%	310,000	375,055
02/04/2041	3.400%	3,910,000	3,602,269
02/14/2049	5.950%	308,000	381,429
02/04/2051	3.700%	7,432,000	6,791,407
BAT Capital Corp.
09/06/2026	3.215%	750,000	796,229
04/02/2027	4.700%	800,000	902,085
08/15/2027	3.557%	25,000	26,613
03/25/2028	2.259%	3,331,000	3,283,218
03/25/2031	2.726%	2,373,000	2,290,459
09/25/2040	3.734%	583,000	549,509
08/15/2047	4.540%	5,800,000	5,828,657
Imperial Brands Finance PLC(a)
07/21/2022	3.750%	1,007,000	1,036,540
07/26/2024	3.125%	2,000,000	2,114,242
Philip Morris International, Inc.
08/21/2042	3.875%	569,000	609,169
Reynolds American, Inc.
06/12/2025	4.450%	1,325,000	1,473,482
08/04/2041	7.000%	1,170,000	1,521,442
09/15/2043	6.150%	520,000	631,011
08/15/2045	5.850%	5,680,000	6,627,260
Total			41,777,740
Transportation Services 0.4%
Element Fleet Management Corp.(a)
06/15/2025	3.850%	3,890,000	4,222,767
ENA Master Trust(a)
05/19/2048	4.000%	375,000	377,616

44	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ERAC USA Finance LLC(a)
11/01/2025	3.800%	2,500,000	2,766,361
12/01/2026	3.300%	3,435,000	3,748,358
03/15/2042	5.625%	1,689,000	2,244,506
11/01/2046	4.200%	1,041,000	1,189,984
FedEx Corp.
05/15/2030	4.250%	508,000	584,089
02/01/2035	3.900%	392,000	442,570
02/15/2048	4.050%	1,257,000	1,391,505
FedEx Corp. Pass-Through Trust
Series 2020-1 Class AA
02/20/2034	1.875%	743,573	728,904
Penske Truck Leasing Co. LP/Finance Corp.(a)
11/15/2025	1.200%	874,000	869,164
Penske Truck Leasing Co. LP/PTL Finance Corp.(a)
06/15/2026	1.700%	1,282,000	1,292,263
Penske Truck Leasing Co., LP/Finance Corp.(a)
02/01/2022	3.375%	1,200,000	1,218,181
08/01/2023	4.125%	5,245,000	5,624,037
07/15/2025	4.000%	905,000	1,001,111
Ryder System, Inc.
06/09/2023	3.750%	1,609,000	1,709,249
12/01/2023	3.875%	2,315,000	2,497,853
06/01/2025	4.625%	2,395,000	2,715,996
Triton Container International Ltd.(a)
04/15/2026	2.050%	641,000	646,120
Triton Container International Ltd.(a),(c)
06/15/2031	3.150%	703,000	702,642
TTX Co.(a)
01/15/2025	3.600%	1,620,000	1,779,104
XPO Logistics, Inc.(a)
05/01/2025	6.250%	2,345,000	2,502,988
Total			40,255,368
Treasury 0.0%
Argentine Republic Government International Bond(k)
07/09/2030	0.125%	2,937,187	1,086,768
Romanian Government International Bond(a)
02/14/2031	3.000%	1,050,000	1,078,991
Saudi Government International Bond(a)
10/22/2030	3.250%	1,055,000	1,131,004
Total			3,296,763
Wireless 0.7%
America Movil SAB de CV
07/16/2022	3.125%	200,000	205,775
American Tower Corp.
02/15/2024	5.000%	665,000	741,662
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crown Castle International Corp.
07/15/2026	1.050%	416,000	407,941
04/01/2041	2.900%	1,714,000	1,595,023
Digicel Group 0.5 Ltd.(l)
04/01/2024	10.000%	319,618	313,981
Digicel Group 0.5 Ltd.(a),(l)
04/01/2025	8.000%	99,292	83,780
Digicel Holdings Bermuda Ltd./International Finance Ltd.(a)
05/25/2024	8.750%	700,000	728,370
Digicel International Finance Ltd./Holdings(a),(l)
12/31/2025	13.000%	750,000	758,519
Digicel International Finance Ltd./Holdings(a)
Subordinated
12/31/2026	8.000%	500,000	490,114
Digicel International Finance Ltd./Holdings Bermuda Ltd.(a)
05/25/2024	8.750%	2,425,000	2,523,999
Millicom International Cellular SA(a)
04/27/2031	4.500%	500,000	522,463
SK Telecom Co., Ltd.(a)
04/16/2023	3.750%	2,490,000	2,634,109
Sprint Capital Corp.
11/15/2028	6.875%	1,625,000	2,033,924
03/15/2032	8.750%	275,000	407,756
Sprint Corp.
09/15/2023	7.875%	3,216,000	3,640,416
06/15/2024	7.125%	5,225,000	6,019,071
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	1,701,250	1,708,930
03/20/2025	4.738%	8,975,000	9,627,912
03/20/2028	5.152%	3,085,000	3,532,824
T-Mobile USA, Inc.
02/15/2026	1.500%	1,325,000	1,330,012
04/15/2027	3.750%	3,789,000	4,177,230
02/01/2028	4.750%	961,000	1,027,496
02/15/2028	2.050%	1,607,000	1,603,914
04/15/2030	3.875%	4,868,000	5,337,655
02/15/2031	2.550%	1,485,000	1,474,713
04/15/2040	4.375%	5,928,000	6,630,707
02/15/2041	3.000%	4,880,000	4,587,249
04/15/2050	4.500%	1,020,000	1,156,277
02/15/2051	3.300%	2,131,000	2,006,612
11/15/2060	3.600%	755,000	728,234
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	2,000,000	1,942,766
Vodafone Group PLC
02/19/2043	4.375%	1,766,000	1,994,747
05/30/2048	5.250%	2,375,000	3,014,721
06/19/2049	4.875%	3,295,000	3,982,635
06/19/2059	5.125%	611,000	757,300
Total			79,728,837

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	45

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 1.1%
AT&T, Inc.
03/25/2026	1.700%	1,596,000	1,610,398
02/01/2028	1.650%	1,231,000	1,214,640
06/01/2031	2.750%	1,389,000	1,409,332
05/15/2035	4.500%	1,110,000	1,277,161
03/01/2037	5.250%	2,205,000	2,725,347
03/01/2039	4.850%	1,086,000	1,282,606
06/01/2041	3.500%	684,000	690,628
02/01/2043	3.100%	1,717,000	1,629,490
05/15/2046	4.750%	2,220,000	2,600,023
06/01/2051	3.650%	3,810,000	3,821,786
AT&T, Inc.(a)
12/01/2033	2.550%	3,840,000	3,725,443
09/15/2053	3.500%	8,582,000	8,196,382
09/15/2055	3.550%	5,865,000	5,581,441
12/01/2057	3.800%	12,922,000	12,831,321
09/15/2059	3.650%	6,464,000	6,229,936
Bell Canada
03/17/2051	3.650%	2,835,000	2,976,933
C&W Senior Financing DAC(a)
09/15/2027	6.875%	385,000	410,060
CenturyLink, Inc.
06/15/2021	6.450%	2,000,000	2,004,509
12/01/2023	6.750%	2,925,000	3,230,957
Deutsche Telekom AG(a)
01/21/2050	3.625%	520,000	530,531
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	2,650,000	2,603,401
Frontier Communications Corp.(a)
05/01/2028	5.000%	1,225,000	1,255,858
GCI LLC(a)
10/15/2028	4.750%	1,175,000	1,199,031
Level 3 Financing, Inc.(a)
03/01/2027	3.400%	1,925,000	2,052,990
11/15/2029	3.875%	1,045,000	1,110,108
Network i2i Ltd.(a),(k)
12/31/2049	3.975%	1,200,000	1,202,956
Qwest Corp.
12/01/2021	6.750%	2,375,000	2,440,317
09/15/2025	7.250%	3,978,000	4,704,075
Telecom Italia Capital SA
06/04/2038	7.721%	1,910,000	2,502,267
Verizon Communications, Inc.
02/15/2025	3.376%	2,622,000	2,856,636
03/22/2028	2.100%	4,355,000	4,420,928
12/03/2029	4.016%	530,000	600,228
03/21/2031	2.550%	3,225,000	3,248,683
08/10/2033	4.500%	3,130,000	3,691,210
11/01/2034	4.400%	2,000,000	2,344,078
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/2036	4.272%	8,870,000	10,287,745
11/20/2040	2.650%	2,843,000	2,629,092
03/22/2041	3.400%	2,149,000	2,193,487
08/21/2046	4.862%	2,265,000	2,818,877
09/15/2048	4.522%	1,570,000	1,866,268
03/22/2050	4.000%	290,000	319,436
11/20/2050	2.875%	962,000	872,743
10/30/2056	2.987%	369,000	331,242
03/22/2061	3.700%	2,575,000	2,614,440
Total			124,145,020
Total Corporate Bonds & Notes (Cost $3,492,301,414)			3,624,224,669

Foreign Government Obligations(o),(p) 2.6%

Argentina 0.0%
Argentine Republic Government International Bond
07/09/2029	1.000%	121,062	47,044
Argentine Republic Government International Bond(k)
07/09/2035	0.125%	439,246	144,951
01/09/2038	0.125%	1,639,744	645,648
Provincia de Buenos Aires(a),(n)
06/09/2021	0.000%	3,370,000	1,482,466
02/15/2023	0.000%	1,070,000	445,314
Total			2,765,423
Australia 0.1%
NBN Co., Ltd.(a)
05/05/2026	1.450%	581,000	581,515
05/05/2031	2.625%	6,568,000	6,610,256
Total			7,191,771
Azerbaijan 0.0%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%	450,000	540,694
Bermuda 0.0%
Bermuda Government International Bond(a)
08/20/2030	2.375%	1,105,000	1,092,071
Brazil 0.1%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	2,030,000	2,203,088
Brazilian Government International Bond
06/06/2025	2.875%	400,000	412,184
04/07/2026	6.000%	225,000	263,870
01/13/2028	4.625%	1,650,000	1,797,714
05/30/2029	4.500%	3,200,000	3,434,203
06/12/2030	3.875%	2,050,000	2,075,468

46	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Foreign Government Obligations(o),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centrais Eletricas Brasileiras SA(a)
02/04/2025	3.625%	900,000	931,000
Total			11,117,527
Canada 0.1%
Petronas Energy Canada Ltd.(a)
03/23/2028	2.112%	1,400,000	1,407,275
Province of British Columbia
09/01/2036	7.250%	2,000,000	3,144,743
Province of Manitoba
06/22/2026	2.125%	300,000	316,216
Province of Quebec(k)
02/27/2026	7.140%	1,230,000	1,551,762
03/02/2026	7.485%	2,000,000	2,598,861
Total			9,018,857
Chile 0.1%
Chile Government International Bond
01/31/2031	2.450%	200,000	201,465
01/27/2032	2.550%	700,000	707,274
Corporación Nacional del Cobre de Chile(a)
01/14/2030	3.150%	1,238,000	1,282,769
Corporación Nacional del Cobre de Chile(a)
09/16/2025	4.500%	500,000	564,438
11/04/2044	4.875%	200,000	235,705
Empresa Nacional del Petroleo(a)
08/05/2026	3.750%	750,000	784,931
11/06/2029	5.250%	450,000	493,550
Total			4,270,132
Colombia 0.1%
Colombia Government International Bond
04/25/2027	3.875%	1,300,000	1,375,152
03/15/2029	4.500%	250,000	270,372
01/30/2030	3.000%	805,000	778,323
04/15/2031	3.125%	322,000	310,021
06/15/2045	5.000%	1,569,000	1,623,546
05/15/2049	5.200%	826,000	879,058
Ecopetrol SA
04/29/2030	6.875%	2,000,000	2,374,078
Total			7,610,550
Croatia 0.0%
Croatia Government International Bond(a)
04/04/2023	5.500%	500,000	546,177
01/26/2024	6.000%	500,000	570,413
01/26/2024	6.000%	300,000	342,248
Total			1,458,838
Foreign Government Obligations(o),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/27/2025	5.500%	100,000	110,265
01/27/2025	5.500%	100,000	110,265
01/29/2026	6.875%	1,000,000	1,166,613
01/25/2027	5.950%	450,000	509,518
07/19/2028	6.000%	1,400,000	1,598,681
07/19/2028	6.000%	275,000	314,027
01/30/2030	4.500%	2,653,000	2,727,635
09/23/2032	4.875%	1,000,000	1,033,300
09/23/2032	4.875%	600,000	619,980
Total			8,190,284
Egypt 0.1%
Egypt Government International Bond(a)
10/06/2025	5.250%	650,000	689,228
01/31/2027	7.500%	2,750,000	3,133,484
02/21/2028	6.588%	600,000	644,686
03/01/2029	7.600%	300,000	334,376
02/16/2031	5.875%	250,000	246,153
05/29/2032	7.625%	1,350,000	1,462,057
Total			6,509,984
France 0.0%
Dexia Credit Local SA(a)
09/26/2023	3.250%	1,500,000	1,599,069
Gabon 0.0%
Gabon Government International Bond(a)
02/06/2031	6.625%	320,000	319,206
Ghana 0.0%
Ghana Government International Bond(a)
02/11/2027	6.375%	3,200,000	3,225,170
Hungary 0.0%
Hungary Government International Bond
11/22/2023	5.750%	2,000,000	2,258,230
India 0.0%
Export-Import Bank of India(a)
08/05/2026	3.375%	860,000	921,069
02/01/2028	3.875%	1,025,000	1,102,319
Power Finance Corp., Ltd.(a)
12/06/2028	6.150%	546,000	644,149
Total			2,667,537
Indonesia 0.2%
Indonesia Government International Bond
02/14/2030	2.850%	560,000	582,441

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	47

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Foreign Government Obligations(o),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia Government International Bond(a)
01/17/2038	7.750%		1,000,000	1,489,876
07/18/2047	4.750%		1,000,000	1,165,226
Lembaga Pembiayaan Ekspor Indonesia(a)
04/06/2024	3.875%		1,450,000	1,551,212
Perusahaan Penerbit SBSN Indonesia III(a)
03/01/2028	4.400%		500,000	569,157
02/20/2029	4.450%		1,400,000	1,602,797
PT Hutama Karya Persero(a)
05/11/2030	3.750%		800,000	849,602
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%		770,000	936,422
PT Pertamina Persero(a)
01/21/2030	3.100%		625,000	636,783
08/25/2030	3.100%		2,174,000	2,216,469
02/09/2031	2.300%		1,200,000	1,140,297
05/20/2043	5.625%		250,000	289,135
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%		525,000	581,199
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%		5,000,000	5,418,809
05/21/2028	5.450%		2,000,000	2,323,487
05/21/2028	5.450%		500,000	580,872
01/25/2029	5.375%		200,000	231,510
Total				22,165,294
Israel 0.0%
Israel Electric Corp., Ltd.(a)
08/14/2028	4.250%		3,100,000	3,442,132
Italy 0.1%
Republic of Italy Government International Bond
10/17/2029	2.875%		1,700,000	1,749,559
06/15/2033	5.375%		8,270,000	10,242,402
Total				11,991,961
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
01/30/2032	4.875%	EUR	675,000	832,621
Ivory Coast Government International Bond(a),(k)
12/31/2032	5.750%		989,723	997,146
Total				1,829,767
Japan 0.0%
Japan Bank for International Cooperation
05/23/2024	2.500%		600,000	635,596
Japan Finance Organization for Municipalities(a)
04/20/2022	2.625%		1,600,000	1,633,367
03/12/2024	3.000%		400,000	427,060
Total				2,696,023
Foreign Government Obligations(o),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jordan 0.0%
Jordan Government International Bond(a)
07/07/2030	5.850%	500,000	520,086
Kazakhstan 0.1%
Development Bank of Kazakhstan JSC(a)
05/06/2031	2.950%	500,000	494,778
KazMunayGas National Co. JSC(a)
04/24/2025	4.750%	950,000	1,065,998
04/19/2027	4.750%	1,725,000	1,970,285
04/19/2027	4.750%	300,000	342,658
04/24/2030	5.375%	2,362,000	2,825,516
04/24/2030	5.375%	500,000	598,119
04/19/2047	5.750%	779,000	960,741
KazTransGas JSC(a)
09/26/2027	4.375%	200,000	222,969
Total			8,481,064
Kenya 0.0%
Kenya Government International Bond(a)
05/22/2027	7.000%	400,000	441,712
Malaysia 0.0%
Petronas Capital Ltd.(a)
04/21/2030	3.500%	1,000,000	1,091,127
01/28/2032	2.480%	1,550,000	1,543,992
Total			2,635,119
Marshall Islands 0.0%
Nakilat, Inc.(a)
12/31/2033	6.067%	1,164,000	1,421,310
Mexico 0.4%
Banco Nacional de Comercio Exterior SNC(a),(k)
Subordinated
08/11/2026	3.800%	400,000	400,027
Mexico City Airport Trust(a)
10/31/2026	4.250%	1,435,000	1,529,171
07/31/2047	5.500%	2,150,000	2,139,470
Mexico Government International Bond
04/22/2029	4.500%	1,500,000	1,695,611
05/24/2031	2.659%	2,728,000	2,658,956
04/27/2032	4.750%	810,000	923,984
08/14/2041	4.280%	350,000	365,224
05/24/2061	3.771%	550,000	505,872
04/19/2071	3.750%	750,000	675,150
Pemex Project Funding Master Trust
06/15/2038	6.625%	50,000	46,214

48	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Foreign Government Obligations(o),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Petroleos Mexicanos
12/20/2022	1.700%	205,000	205,113
08/04/2026	6.875%	2,750,000	3,048,105
03/13/2027	6.500%	15,903,000	16,970,531
01/23/2029	6.500%	625,000	642,783
01/28/2031	5.950%	3,300,000	3,203,955
06/15/2035	6.625%	1,850,000	1,782,560
01/23/2045	6.375%	940,000	808,943
01/23/2046	5.625%	300,000	243,930
09/21/2047	6.750%	5,135,000	4,521,673
02/12/2048	6.350%	770,000	652,548
01/23/2050	7.690%	1,736,000	1,665,723
01/28/2060	6.950%	800,000	706,078
Petroleos Mexicanos(a)
10/16/2025	6.875%	950,000	1,057,887
Total			46,449,508
Morocco 0.0%
Morocco Government International Bond(a)
12/15/2027	2.375%	1,300,000	1,270,821
12/15/2032	3.000%	1,350,000	1,299,657
12/15/2050	4.000%	350,000	319,841
Total			2,890,319
Netherlands 0.1%
Equate Petrochemical BV(a)
04/28/2028	2.625%	700,000	705,648
Petrobras Global Finance BV
05/23/2026	8.750%	400,000	512,933
01/17/2027	7.375%	4,255,000	5,197,196
01/03/2031	5.600%	4,315,000	4,760,240
03/19/2049	6.900%	2,398,000	2,786,108
Total			13,962,125
Norway 0.0%
Equinor ASA
04/06/2030	3.125%	826,000	890,053
Oman 0.0%
Oman Government International Bond(a)
10/28/2027	6.750%	800,000	895,303
10/28/2032	7.375%	2,000,000	2,265,064
Total			3,160,367
Panama 0.0%
Banco Nacional de Panama(a)
08/11/2030	2.500%	875,000	844,094
Panama Government International Bond
03/16/2025	3.750%	200,000	217,952
01/23/2030	3.160%	1,350,000	1,416,357
01/26/2036	6.700%	840,000	1,129,602
Total			3,608,005
Foreign Government Obligations(o),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Paraguay 0.0%
Paraguay Government International Bond(a)
01/29/2033	2.739%		431,000	416,562
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
09/28/2027	2.400%		600,000	582,212
Peruvian Government International Bond
08/25/2027	4.125%		1,012,000	1,124,311
06/20/2030	2.844%		790,000	804,340
12/01/2032	1.862%		825,000	753,156
03/14/2037	6.550%		1,785,000	2,410,041
11/18/2050	5.625%		150,000	196,810
12/01/2060	2.780%		600,000	499,808
Petroleos del Peru SA(a)
06/19/2032	4.750%		2,950,000	3,076,954
Total				9,447,632
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%		200,000	208,116
06/10/2031	1.648%		400,000	386,278
01/15/2032	6.375%		400,000	550,667
10/23/2034	6.375%		275,000	389,117
Total				1,534,178
Qatar 0.1%
Ooredoo International Finance Ltd.(a)
04/08/2031	2.625%		850,000	856,120
Qatar Government International Bond(a)
04/23/2028	4.500%		1,106,000	1,305,204
04/16/2030	3.750%		200,000	226,950
06/02/2046	4.625%		642,000	785,374
04/23/2048	5.103%		1,910,000	2,487,414
Total				5,661,062
Romania 0.1%
Romanian Government International Bond(a)
08/22/2023	4.375%		150,000	162,368
12/02/2040	2.625%	EUR	500,000	602,274
06/15/2048	5.125%		4,400,000	5,226,103
Total				5,990,745
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		800,000	896,127
Gazprom PJSC Via Gaz Capital SA(a)
03/23/2027	4.950%		400,000	445,685
Gazprom PJSC via Gaz Finance PLC(a)
01/27/2029	2.950%		750,000	734,899
02/25/2030	3.250%		3,400,000	3,380,455

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	49

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Foreign Government Obligations(o),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Russian Foreign Bond - Eurobond(a)
09/16/2023	4.875%	200,000	217,527
05/27/2026	4.750%	800,000	907,527
06/23/2027	4.250%	1,000,000	1,114,412
04/04/2042	5.625%	800,000	1,014,233
Total			8,710,865
Saudi Arabia 0.1%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%	1,000,000	977,348
04/16/2039	4.250%	200,000	221,054
11/24/2050	3.250%	600,000	559,800
Saudi Government International Bond(a)
04/17/2025	4.000%	1,675,000	1,850,545
03/04/2028	3.625%	400,000	441,487
04/17/2030	4.500%	750,000	879,520
02/03/2032	2.750%	300,000	304,650
02/02/2033	2.250%	1,300,000	1,245,734
10/26/2046	4.500%	230,000	263,665
01/21/2055	3.750%	200,000	204,849
02/02/2061	3.450%	575,000	555,011
Total			7,503,663
Serbia 0.0%
Serbia International Bond(a)
12/01/2030	2.125%	2,870,000	2,679,145
South Africa 0.1%
Eskom Holdings SOC Ltd.(a)
08/06/2023	6.750%	200,000	210,795
02/11/2025	7.125%	950,000	1,007,083
Republic of South Africa Government International Bond
10/12/2028	4.300%	1,225,000	1,265,987
09/30/2029	4.850%	3,925,000	4,166,946
09/30/2049	5.750%	650,000	656,342
South Africa Government International Bond
01/17/2024	4.665%	1,100,000	1,185,475
Total			8,492,628
South Korea 0.0%
Korea Development Bank (The)
09/14/2022	3.000%	200,000	206,601
Turkey 0.1%
Turkey Government International Bond
03/23/2023	3.250%	1,080,000	1,071,889
02/05/2025	7.375%	1,479,000	1,588,862
10/14/2025	6.375%	400,000	416,094
10/09/2026	4.875%	2,275,000	2,207,888
Foreign Government Obligations(o),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkiye Vakiflar Bankasi TAO(a)
02/05/2025	5.250%	500,000	492,461
01/08/2026	6.500%	800,000	812,355
Total			6,589,549
Ukraine 0.2%
Ukraine Government International Bond(a)
09/01/2021	7.750%	2,710,000	2,743,873
09/01/2022	7.750%	2,410,000	2,539,661
02/01/2024	8.994%	1,400,000	1,569,562
09/01/2025	7.750%	3,050,000	3,384,159
11/01/2028	9.750%	3,850,000	4,615,606
Total			14,852,861
United Arab Emirates 0.0%
Abu Dhabi Government International Bond(a)
09/30/2029	2.500%	1,129,000	1,180,426
DP World Crescent Ltd.(a)
09/26/2028	4.848%	740,000	841,031
DP World Ltd.(a)
07/02/2037	6.850%	300,000	400,404
Total			2,421,861
United Kingdom 0.0%
Gazprom PJSC via Gaz Finance PLC(a),(k)
12/31/2049	4.599%	2,425,000	2,494,335
United States 0.0%
BOC Aviation USA Corp.(a)
04/29/2024	1.625%	2,015,000	2,031,464
Citgo Holding, Inc.(a)
08/01/2024	9.250%	375,000	384,409
Total			2,415,873
Uruguay 0.1%
Uruguay Government International Bond
01/23/2031	4.375%	5,150,000	5,980,504
04/20/2055	4.975%	1,000,000	1,250,808
Total			7,231,312
Virgin Islands 0.0%
Sinopec Group Overseas Development Ltd.(a)
04/28/2025	3.250%	400,000	427,889
04/28/2025	3.250%	300,000	320,917
Total			748,806
Total Foreign Government Obligations (Cost $273,463,720)			283,817,866

50	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Refunding Revenue Bonds
Taxable General
Series 2017AX
07/01/2025	3.063%	5,700,000	6,199,421
University of Virginia
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	868,193
Total			7,067,614
Hospital 0.0%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	5,650,000	5,811,664
Local General Obligation 0.1%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	4,243,049
Unlimited General Obligation Refunding Bonds
Series 2021D
08/01/2030	1.823%	515,000	505,004
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
07/01/2034	5.750%	2,685,000	3,593,293
Total			8,341,346
Sales Tax 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax(q)
Revenue Bonds
Series 2019A-1
07/01/2058	5.000%	2,740,000	3,118,957
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	3,000,000	2,839,350
Revenue Bonds
Future Tax Secured
Subordinated Series 2020D-3
11/01/2032	2.400%	1,045,000	1,068,533
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Taxable
Series 2020F
02/15/2032	2.957%	1,250,000	1,332,354
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,566,994
Total			7,807,231
Transportation 0.0%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Green Bonds
Series 2020C-2
11/15/2049	5.175%	810,000	1,031,326
Turnpike / Bridge / Toll Road 0.1%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	3,046,218
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	2,240,672
Texas Private Activity Bond Surface Transportation Corp.
Revenue Bonds
Taxable North Tarrant Express Managed Lanes Project
Series 2019
12/31/2049	3.922%	875,000	939,412
Total			6,226,302
Water & Sewer 0.0%
City of San Francisco Public Utilities Commission Water
Refunding Revenue Bonds
Taxable Green Bonds
11/01/2041	2.825%	2,565,000	2,602,534
Total Municipal Bonds (Cost $39,182,110)			42,006,974

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	51

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency 17.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
03/01/2022- 08/01/2022	8.500%	678	684
08/01/2024- 02/01/2025	8.000%	7,920	8,479
10/01/2028- 07/01/2032	7.000%	144,710	167,168
03/01/2031- 03/01/2047	3.000%	23,124,829	24,371,489
10/01/2031- 07/01/2037	6.000%	548,307	650,944
04/01/2033- 09/01/2039	5.500%	876,889	1,014,483
05/01/2033- 01/01/2050	3.500%	79,933,508	86,078,983
10/01/2039- 08/01/2048	5.000%	1,504,210	1,675,827
09/01/2040- 04/01/2049	4.000%	21,816,004	23,815,441
09/01/2040- 10/01/2048	4.500%	6,309,082	6,865,166
06/01/2050	2.500%	13,594,387	14,093,240
CMO Series 2060 Class Z
05/15/2028	6.500%	103,550	117,814
CMO Series 2310 Class Z
04/15/2031	6.000%	83,648	96,283
CMO Series 2725 Class TA
12/15/2033	4.500%	1,525,000	1,764,768
CMO Series 2882 Class ZC
11/15/2034	6.000%	4,111,980	4,664,010
CMO Series 2953 Class LZ
03/15/2035	6.000%	2,631,576	3,232,148
CMO Series 3028 Class ZE
09/15/2035	5.500%	134,656	146,435
CMO Series 3032 Class PZ
09/15/2035	5.800%	321,826	430,620
CMO Series 3071 Class ZP
11/15/2035	5.500%	7,069,637	8,795,487
CMO Series 3121 Class EZ
03/15/2036	6.000%	114,259	134,165
CMO Series 3181 Class AZ
07/15/2036	6.500%	60,455	72,391
CMO Series 353 Class 300
12/15/2046	3.000%	9,240,127	9,694,431
CMO Series 3740 Class BA
10/15/2040	4.000%	2,159,852	2,422,919
CMO Series 3747 Class HY
10/15/2040	4.500%	2,991,000	3,382,693
CMO Series 3753 Class KZ
11/15/2040	4.500%	6,543,343	7,368,311
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3769 Class ZC
12/15/2040	4.500%	4,618,425	5,087,633
CMO Series 3809 Class HZ
02/15/2041	4.000%	2,655,409	3,002,143
CMO Series 3841 Class JZ
04/15/2041	5.000%	460,579	533,678
CMO Series 3888 Class ZG
07/15/2041	4.000%	873,301	949,380
CMO Series 3926 Class NY
09/15/2041	4.000%	701,139	774,528
CMO Series 3928 Class MB
09/15/2041	4.500%	1,569,947	1,663,755
CMO Series 3934 Class CB
10/15/2041	4.000%	4,586,932	5,099,676
CMO Series 3982 Class TZ
01/15/2042	4.000%	1,451,667	1,606,396
CMO Series 4027 Class AB
12/15/2040	4.000%	2,040,640	2,202,190
CMO Series 4057 Class ZB
06/15/2042	3.500%	5,462,592	5,958,128
CMO Series 4057 Class ZL
06/15/2042	3.500%	10,450,720	10,982,058
CMO Series 4077 Class KM
11/15/2041	3.500%	328,176	342,926
CMO Series 4091 Class KB
08/15/2042	3.000%	6,500,000	6,865,300
CMO Series 4182 Class QN
02/15/2033	3.000%	1,888,052	1,941,544
CMO Series 4361 Class VB
02/15/2038	3.000%	6,183,756	6,446,668
CMO Series 4421 Class PB
12/15/2044	4.000%	5,941,237	6,721,528
CMO Series 4440 Class ZX
01/15/2045	4.000%	11,551,425	13,427,400
CMO Series 4463 Class ZA
04/15/2045	4.000%	5,099,911	5,650,429
CMO Series 4495 Class PA
09/15/2043	3.500%	265,944	278,179
CMO Series 4682 Class HZ
04/15/2047	3.500%	3,450,118	3,715,779
CMO Series 4758 Class HA
06/15/2045	4.000%	850,018	862,703
CMO Series 4771 Class HZ
03/15/2048	3.500%	8,962,292	9,807,465
CMO Series 4774 Class KA
12/15/2045	4.500%	1,999,647	2,073,296

52	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4776 Class DW
09/15/2044	4.000%	3,391,826	3,416,876
CMO Series 4787 Class PY
05/15/2048	4.000%	2,326,207	2,497,966
CMO Series 4793 Class CD
06/15/2048	3.000%	1,781,243	1,856,702
CMO Series 4800 Class KG
11/15/2045	3.500%	1,076,715	1,088,501
CMO Series 4839 Class A
04/15/2051	4.000%	3,970,457	4,358,331
CMO Series 4846 Class MC
06/15/2046	4.000%	2,558,021	2,599,741
CMO Series 4941 Class CZ
11/25/2049	3.000%	1,043,354	1,097,658
Federal Home Loan Mortgage Corp.(b),(g)
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/15/2043	5.999%	22,811,057	3,996,472
CMO Series 2013-4258 Class SJ
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 10/15/2043	6.549%	5,077,831	1,147,553
CMO Series 2014-4313 Class MS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	6.049%	7,400,571	1,299,516
CMO Series 3404 Class AS
-1.0 x 1-month USD LIBOR + 5.895% Cap 5.895% 01/15/2038	5.794%	2,423,693	449,617
CMO Series 3578 Class DI
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 04/15/2036	6.549%	3,596,999	647,166
CMO Series 3892 Class SC
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2041	5.849%	5,480,642	1,030,224
CMO Series 3997 Class SK
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 11/15/2041	6.499%	14,131,863	1,850,474
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4087 Class SC
-1.0 x 1-month USD LIBOR + 5.550% Cap 5.550% 07/15/2042	5.449%	6,573,870	1,156,187
CMO Series 4281 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2043	5.999%	11,447,484	2,047,424
CMO Series 4635 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2046	5.999%	17,982,141	3,002,989
CMO Series 4910 Class SG
1-month LIBID + 6.050% Cap 6.050% 09/25/2049	5.958%	25,499,198	5,595,059
Federal Home Loan Mortgage Corp.(m)
01/01/2050- 06/01/2050	3.000%	15,874,172	16,802,882
Federal Home Loan Mortgage Corp.(b)
CMO Series 1486 Class FA
1-month USD LIBOR + 1.300% Floor 1.300%, Cap 10.000% 04/15/2023	1.401%	82,598	83,200
CMO Series 2380 Class F
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 8.500% 11/15/2031	0.551%	171,733	172,304
CMO Series 2557 Class FG
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 01/15/2033	0.501%	409,431	410,267
CMO Series 2962 Class PF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 7.000% 03/15/2035	0.351%	178,171	178,479
CMO Series 2981 Class FU
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 05/15/2030	0.301%	355,551	354,533
CMO Series 3065 Class EB
-3.0 x 1-month USD LIBOR + 19.890% Cap 19.890% 11/15/2035	19.587%	438,603	643,835

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	53

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3081 Class GC
-3.7 x 1-month USD LIBOR + 23.833% Cap 23.833% 12/15/2035	23.463%	767,943	1,223,370
CMO Series 3085 Class FV
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 8.000% 08/15/2035	0.801%	721,010	735,287
CMO Series 3564 Class FC
1-month USD LIBOR + 1.250% Floor 1.250%, Cap 6.500% 01/15/2037	1.342%	321,248	332,192
CMO Series 3680 Class FA
1-month USD LIBOR + 1.000% Floor 1.000%, Cap 6.000% 06/15/2040	1.101%	1,049,545	1,075,983
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	37,310	40,149
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	0.492%	251,223	250,701
CMO Series 4364 Class FE
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 12/15/2039	0.401%	18,980	18,985
Federal Home Loan Mortgage Corp.(f),(g)
CMO Series 351 Class 213
02/15/2046	3.958%	559,025	75,866
CMO Series 364 Class 141
12/15/2046	2.897%	619,660	61,450
CMO Series 364 Class 151
12/15/2046	3.441%	651,214	72,767
CMO Series 364 Class 158
12/15/2046	3.872%	357,783	46,117
CMO Series 364 Class 167
12/15/2046	2.533%	465,630	50,590
CMO Series 364 Class C23
12/15/2046	2.949%	6,997,190	819,644
CMO Series 364 Class C24
12/15/2046	3.478%	4,067,816	552,941
CMO Series 364 Class C25
12/15/2046	4.096%	1,258,081	204,725
CMO Series 368 Class C15
01/25/2048	3.302%	8,381,247	918,212
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3833 Class LI
10/15/2040	1.910%	9,411,699	605,538
CMO Series 5094 Class IO
12/15/2048	1.697%	15,331,768	1,449,337
Federal Home Loan Mortgage Corp.(g)
CMO Series 364 Class C15
12/15/2046	3.500%	8,726,845	1,236,978
CMO Series 4146 Class IA
12/15/2032	3.500%	7,779,909	890,165
CMO Series 4186 Class IB
03/15/2033	3.000%	7,623,889	760,263
CMO Series 4627 Class PI
05/15/2044	3.500%	5,377,557	430,731
CMO Series 4698 Class BI
07/15/2047	5.000%	18,969,154	3,520,751
CMO Series 5048 Class HI
01/15/2042	4.500%	4,504,647	802,601
CMO Series 5078 Class NI
06/15/2042	4.000%	2,740,000	752,073
Federal Home Loan Mortgage Corp.(b),(m)
CMO Series 5115 Class FD
30-day Average SOFR + 0.250% Floor 0.250%, Cap 4.000% 08/15/2043	0.260%	10,000,000	9,930,657
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(f),(g)
CMO Series K051 Class X1
09/25/2025	0.538%	18,342,692	380,559
CMO Series K058 Class X1
08/25/2026	0.923%	2,423,757	104,034
CMO Series KW02 Class X1
12/25/2026	0.296%	10,890,093	111,672
Federal Home Loan Mortgage Corp. REMICS(g)
CMO Series 4257 Class IK
12/15/2042	4.000%	6,815,488	1,032,352
CMO Series 5095 Class AI
04/25/2051	3.500%	34,992,891	5,428,538
Federal Home Loan Mortgage Corp. REMICS(f),(g)
CMO Series 5065 Class EI
11/25/2044	5.416%	2,208,521	509,366
Federal National Mortgage Association
04/01/2023	8.500%	6	6
06/01/2024	9.000%	209	210
02/01/2025- 08/01/2027	8.000%	18,254	19,966
03/01/2026- 07/01/2038	7.000%	500,064	594,417

54	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/01/2027- 06/01/2032	7.500%	36,811	41,499
05/01/2029- 10/01/2040	6.000%	1,720,856	2,033,402
08/01/2029- 03/01/2050	3.000%	44,272,700	46,639,664
01/01/2031	2.500%	2,127,300	2,240,990
03/01/2033- 04/01/2041	5.500%	871,136	1,005,968
10/01/2033- 06/01/2049	3.500%	81,331,300	87,202,062
07/01/2039- 10/01/2041	5.000%	2,990,249	3,400,342
08/01/2040- 11/01/2040	2.000%	22,341,750	22,824,765
10/01/2040- 06/01/2056	4.500%	11,414,091	12,564,825
02/01/2041- 06/01/2047	4.000%	47,911,483	52,544,369
CMO Series 2003-22 Class Z
04/25/2033	6.000%	120,376	140,254
CMO Series 2003-33 Class PT
05/25/2033	4.500%	6,618	7,406
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	694,115	806,195
CMO Series 2010-139 Class HA
11/25/2040	4.000%	1,942,136	2,166,275
CMO Series 2010-37 Class A1
05/25/2035	5.410%	414,291	432,546
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	4,982,466	5,414,912
CMO Series 2011-53 Class WT
06/25/2041	4.500%	461,373	521,788
CMO Series 2011-87 Class GB
09/25/2041	4.500%	7,000,000	8,309,769
CMO Series 2012-121 Class GZ
11/25/2042	3.500%	12,553,428	13,621,454
CMO Series 2012-68 Class ZA
07/25/2042	3.500%	8,974,129	9,796,359
CMO Series 2012-94
09/25/2042	3.500%	5,430,866	5,898,261
CMO Series 2013-106 Class LA
08/25/2041	4.000%	2,561,423	2,855,359
CMO Series 2013-126 Class ZA
07/25/2032	4.000%	15,178,337	15,652,915
CMO Series 2013-16 Class GD
03/25/2033	3.000%	4,728,395	4,866,553
CMO Series 2013-66 Class AP
05/25/2043	6.000%	400,813	447,758
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-9 Class A
09/25/2043	3.000%	183,856	186,277
CMO Series 2018-38 Class PA
06/25/2047	3.500%	1,284,988	1,340,692
CMO Series 2018-55 Class PA
01/25/2047	3.500%	4,526,518	4,687,282
CMO Series 2018-64 Class ET
09/25/2048	3.000%	5,606,621	5,896,285
CMO Series 2018-94D Class KD
12/25/2048	3.500%	2,074,777	2,169,129
CMO Series 2019-9 Class DZ
03/25/2049	4.000%	5,360,652	5,829,284
CMO Series 98-17 Class Z
04/18/2028	6.500%	84,218	92,269
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.445% Floor 1.445%, Cap 9.873% 04/01/2034	1.695%	83,372	83,751
CMO Series 2002-59 Class HF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 8.000% 08/17/2032	0.451%	108,946	109,007
CMO Series 2004-93 Class FC
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 12/25/2034	0.292%	552,076	550,592
CMO Series 2006-71 Class SH
-2.6 x 1-month USD LIBOR + 15.738% Cap 15.738% 05/25/2035	15.497%	193,816	252,573
CMO Series 2007-90 Class F
1-month USD LIBOR + 0.490% Floor 0.490%, Cap 7.000% 09/25/2037	0.582%	242,887	245,924
CMO Series 2007-W7 Class 1A4
-6.0 x 1-month USD LIBOR + 39.180% Cap 39.180% 07/25/2037	38.630%	78,121	136,806
CMO Series 2008-15 Class AS
-5.0 x 1-month USD LIBOR + 33.000% Cap 33.000% 08/25/2036	32.542%	378,333	713,584
CMO Series 2010-142 Class HS
-2.0 x 1-month USD LIBOR + 10.000% Cap 10.000% 12/25/2040	9.816%	655,136	703,683

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	55

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-150 Class FL
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 7.000% 10/25/2040	0.642%	244,515	247,402
CMO Series 2012-1 Class FA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 6.500% 02/25/2042	0.592%	1,310,223	1,323,624
CMO Series 2012-115 Class MT
-3.0 x 1-month USD LIBOR + 13.500% Cap 4.500% 10/25/2042	4.500%	880,697	878,607
CMO Series 2016-32 Class GT
-4.5 x 1-month USD LIBOR + 18.000% Cap 4.500% 01/25/2043	4.500%	264,975	275,932
Federal National Mortgage Association(m)
05/01/2041	2.000%	5,307,452	5,413,635
Federal National Mortgage Association(b),(g)
CMO Series 2004-29 Class PS
-1.0 x 1-month USD LIBOR + 7.600% Cap 7.600% 05/25/2034	7.508%	1,589,399	354,094
CMO Series 2006-43 Class SJ
-1.0 x 1-month USD LIBOR + 6.590% Cap 6.590% 06/25/2036	6.498%	1,177,990	231,882
CMO Series 2009-100 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 12/25/2039	6.108%	3,875,362	824,069
CMO Series 2009-87 Class NS
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 11/25/2039	6.158%	6,057,046	1,010,852
CMO Series 2010-131 Class SA
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 11/25/2040	6.508%	4,814,980	1,088,079
CMO Series 2010-21 Class SA
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 03/25/2040	6.158%	9,142,921	1,736,205
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-57 Class SA
-1.0 x 1-month USD LIBOR + 6.450% Cap 6.450% 06/25/2040	6.358%	2,252,949	428,565
CMO Series 2011-131 Class ST
-1.0 x 1-month USD LIBOR + 6.540% Cap 6.540% 12/25/2041	6.448%	27,931,660	5,974,853
CMO Series 2011-47 Class GS
-1.0 x 1-month USD LIBOR + 5.930% Cap 5.930% 06/25/2041	5.838%	7,599,971	1,285,309
CMO Series 2012-17 Class MS
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2027	6.608%	3,767,646	343,867
CMO Series 2013-10 Class SJ
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 02/25/2043	6.058%	6,440,806	1,150,904
CMO Series 2013-19 Class KS
-1.0 x 3-month USD LIBOR + 6.200% Cap 6.200% 10/25/2041	6.108%	7,952,206	1,062,164
CMO Series 2013-34 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/25/2043	6.058%	16,613,637	4,172,149
CMO Series 2014-40 Class HS
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 07/25/2044	6.608%	4,693,958	1,256,602
CMO Series 2014-52 Class SL
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2044	6.008%	7,748,300	1,396,426
CMO Series 2015-81 Class SD
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 01/25/2037	6.608%	6,698,019	1,191,971

56	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-19 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2046	6.008%	7,243,502	1,254,317
CMO Series 2016-32 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 10/25/2034	6.008%	3,301,316	559,861
CMO Series 2016-60 Class QS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2046	6.008%	9,729,677	1,833,168
CMO Series 2016-60 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2046	6.008%	31,085,022	5,399,907
CMO Series 2016-60 Class SE
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/25/2046	6.158%	9,220,267	1,624,376
CMO Series 2016-82 Class SG
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/25/2046	6.008%	12,706,303	2,304,559
CMO Series 2016-88 Class BS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/25/2046	6.008%	9,386,013	1,752,002
CMO Series 2016-93 Class SL
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2046	6.558%	6,036,576	1,158,431
CMO Series 2017-26 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/25/2047	6.058%	8,813,207	1,710,903
CMO Series 2017-57 Class SD
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 08/25/2047	2.750%	10,057,099	867,706
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-43 Class SE
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/25/2038	6.158%	6,984,318	1,290,797
CMO Series 2018-61 Class SA
1-month USD LIBOR + 6.200% Cap 6.200% 08/25/2048	6.108%	4,866,656	905,183
CMO Series 2019-35 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2049	6.058%	21,227,252	3,943,138
CMO Series 2019-39 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 08/25/2049	6.008%	20,303,839	3,733,586
Federal National Mortgage Association(g)
CMO Series 2013-16 Class MI
03/25/2043	4.000%	5,859,036	737,791
CMO Series 2013-23 Class AI
03/25/2043	5.000%	7,778,272	1,412,399
CMO Series 2013-35 Class IB
04/25/2033	3.000%	9,625,385	1,063,645
CMO Series 2013-41 Class HI
02/25/2033	3.000%	10,711,058	943,220
CMO Series 2015-54 Class GI
07/25/2045	5.500%	29,940,532	5,515,944
CMO Series 2020-42 Class AI
06/25/2050	2.500%	22,993,052	2,951,715
CMO Series 2020-72 Class LI
12/25/2040	5.000%	6,000,000	1,686,071
CMO Series 2021-33 Class AI
05/25/2047	2.500%	40,000,000	5,574,648
CMO Series 385 Class 8
12/25/2037	5.500%	3,180,687	650,153
Federal National Mortgage Association(f)
CMO Series 2016-40 Class GA
07/25/2046	2.324%	7,148,410	7,514,419
Federal National Mortgage Association(f),(g)
CMO Series 2021-24 Class IO
03/25/2059	1.249%	9,025,971	743,540
Federal National Mortgage Association(h)
CMO Series G93-28 Class E
07/25/2022	0.000%	29,375	29,288

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	57

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
05/15/2040- 10/20/2048	5.000%	4,880,931	5,389,076
05/20/2041- 08/20/2048	4.500%	8,012,156	8,679,245
02/15/2042- 10/20/2048	4.000%	11,268,178	12,107,887
03/20/2046- 07/20/2049	3.500%	23,749,329	25,135,597
12/20/2046- 10/20/2049	3.000%	12,994,638	13,700,157
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,425,872	1,877,615
CMO Series 2009-104 Class YD
11/20/2039	5.000%	2,134,929	2,433,156
CMO Series 2009-55 Class LX
07/20/2039	5.000%	2,527,906	2,828,320
CMO Series 2009-67 Class DB
08/20/2039	5.000%	2,903,353	3,287,376
CMO Series 2010-108 Class WL
04/16/2040	4.000%	2,860,053	3,159,795
CMO Series 2010-120 Class AY
09/20/2040	4.000%	2,684,059	3,006,262
CMO Series 2010-135 Class PE
10/16/2040	4.000%	5,721,355	6,347,229
CMO Series 2011-22 Class PL
02/20/2041	5.000%	2,015,000	2,398,654
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	14,077	14,118
CMO Series 2014-3 Class EP
02/16/2043	2.750%	9,098,707	9,612,470
CMO Series 2018-115 Class DE
08/20/2048	3.500%	2,934,665	3,150,960
CMO Series 2018-53 Class AL
11/20/2045	3.500%	733,755	787,141
CMO Series 2019-H04 Class NA
09/20/2068	3.500%	610,192	658,258
CMO Series 2019-H17
03/20/2069	3.000%	1,216,481	1,263,884
Government National Mortgage Association(b)
1-year CMT + 1.137% 03/20/2066	1.217%	338,625	345,308
1-year CMT + 0.685% 04/20/2066	0.764%	572,675	581,673
CMO Series 2003-60 Class GS
-1.7 x 1-month USD LIBOR + 12.417% Cap 12.417% 05/16/2033	12.249%	109,203	117,443
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-37 Class AS
-6.0 x 1-month USD LIBOR + 39.660% Cap 39.660% 07/20/2036	39.065%	779,004	1,566,900
CMO Series 2010-H03 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.690% 03/20/2060	0.659%	663,161	666,871
CMO Series 2010-H26 Class LF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 13.898% 08/20/2058	0.460%	258,900	259,301
CMO Series 2011-114 Class KF
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 03/20/2041	0.549%	141,465	140,585
CMO Series 2012-H20 Class BA
1-month USD LIBOR + 0.560% Floor 0.560% 09/20/2062	0.670%	181,085	181,979
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	0.810%	2,725	2,756
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	0.760%	2,429	2,453
CMO Series 2012-H25 Class FA
1-month USD LIBOR + 0.700% Floor 0.700% 12/20/2061	0.810%	27,520	27,926
CMO Series 2013-115 Class EF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 6.500% 04/16/2028	0.351%	213,091	213,256
CMO Series 2013-H02 Class FD
1-month USD LIBOR + 0.340% Floor 0.340%, Cap 10.500% 12/20/2062	0.450%	258,710	259,032
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	0.510%	13,423	13,439
CMO Series 2013-H08 Class BF
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 10.000% 03/20/2063	0.510%	1,326,266	1,329,516

58	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H14 Class FD
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 11.000% 06/20/2063	0.580%	1,240,452	1,245,255
CMO Series 2013-H17 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 11.000% 07/20/2063	0.660%	466,179	468,144
CMO Series 2013-H18 Class EA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.190% 07/20/2063	0.610%	411,054	412,697
CMO Series 2013-H19 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2063	0.710%	2,986,317	2,999,798
CMO Series 2015-H26 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2065	0.710%	300,922	302,436
CMO Series 2016-H04 Class FG
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 999.000% 12/20/2061	0.810%	22,027	22,172
CMO Series 2017-H03 Class FB
1-month USD LIBOR + 0.650% Floor 0.650% 06/20/2066	0.760%	3,511,510	3,536,312
CMO Series 2018-H04 Class FM
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 11.000% 03/20/2068	0.410%	3,220,210	3,222,346
CMO Series 2019-H01 Class FL
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 12/20/2068	0.560%	690,908	691,711
CMO Series 2019-H10 Class FM
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 11.000% 05/20/2069	0.510%	2,841,728	2,839,915
Government National Mortgage Association(b),(g)
CMO Series 2010-31 Class ES
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 03/20/2040	4.901%	11,164,772	1,809,121
CMO Series 2011-13 Class S
1-month LIBID + 5.950% Cap 5.950% 01/16/2041	5.849%	7,082,226	1,248,492
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-30 Class SB
1-month LIBID + 6.600% Cap 6.600% 02/20/2041	6.501%	3,577,849	632,728
CMO Series 2015-155 Class SA
-1.0 x 1-month USD LIBOR + 5.700% Cap 5.700% 10/20/2045	5.601%	5,265,035	841,738
CMO Series 2017-93 Class CS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2047	6.101%	14,608,889	3,127,534
CMO Series 2019-123 Class SP
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 10/20/2049	6.001%	24,578,558	3,307,598
CMO Series 2019-13 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2049	6.001%	18,004,901	2,889,106
CMO Series 2019-6 Class SJ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2049	6.001%	18,156,875	2,909,853
CMO Series 2019-86 Class SG
-1.0 x 1-month USD LIBOR + 5.600% Cap 5.600% 07/20/2049	5.501%	6,914,365	1,123,803
Government National Mortgage Association(f)
CMO Series 2010-H17 Class XQ
07/20/2060	5.210%	3,847	3,999
CMO Series 2017-H04 Class DA
12/20/2066	4.365%	1,502	1,612
Series 2003-72 Class Z
11/16/2045	5.295%	398,525	435,004
Government National Mortgage Association(f),(g)
CMO Series 2014-150 Class IO
07/16/2056	0.385%	14,272,845	372,967
CMO Series 2014-H05 Class AI
02/20/2064	1.361%	5,125,137	290,204
CMO Series 2014-H14 Class BI
06/20/2064	1.668%	6,341,483	398,378
CMO Series 2014-H15 Class HI
05/20/2064	1.435%	8,777,563	364,556

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	59

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-H20 Class HI
10/20/2064	1.295%	3,022,710	167,508
CMO Series 2015-163 Class IO
12/16/2057	0.753%	2,665,641	97,688
CMO Series 2015-189 Class IG
01/16/2057	0.838%	13,415,845	554,949
CMO Series 2015-30 Class IO
07/16/2056	0.724%	3,825,067	154,727
CMO Series 2015-32 Class IO
09/16/2049	0.684%	6,592,837	206,778
CMO Series 2015-73 Class IO
11/16/2055	0.678%	3,586,747	116,318
CMO Series 2015-9 Class IO
02/16/2049	0.766%	11,444,826	357,796
CMO Series 2015-H22 Class BI
09/20/2065	1.818%	2,546,301	156,875
CMO Series 2016-72 Class IO
12/16/2055	0.843%	11,207,390	476,763
CMO Series 2021-33 Class IO
10/16/2062	0.995%	10,273,466	904,742
CMO Series 2021-40 Class IO
02/16/2063	0.843%	7,602,738	612,608
CMO Series 2021-H03 Class IO
04/20/2070	4.163%	24,791,306	3,047,380
Government National Mortgage Association(g)
CMO Series 2016-88 Class PI
07/20/2046	4.000%	9,790,849	1,574,139
CMO Series 2017-101 Class AI
07/20/2047	4.000%	7,391,574	1,000,915
CMO Series 2017-52 Class AI
04/20/2047	6.000%	4,931,223	902,394
CMO Series 2017-68 Class TI
05/20/2047	5.500%	2,030,402	346,886
CMO Series 2019-108 Class MI
07/20/2049	3.500%	13,349,405	1,702,207
CMO Series 2019-99 Class AI
08/16/2049	4.000%	6,109,873	1,397,964
CMO Series 2020-134 Class AI
09/20/2050	3.000%	15,808,119	1,928,799
Government National Mortgage Association(e),(f),(g)
CMO Series 2021-H08 Class IA
01/20/2068	4.241%	3,010,000	366,844
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(c)
07/21/2050- 06/21/2051	2.500%	95,343,000	98,706,902
07/21/2050	3.000%	1,300,000	1,355,859
06/21/2051- 07/21/2051	2.000%	84,675,000	86,062,166
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	4,447,296	4,898,335
Uniform Mortgage-Backed Security TBA(c)
06/17/2036- 07/14/2051	2.000%	375,969,000	380,702,594
06/17/2036- 07/14/2050	3.000%	31,100,000	32,507,125
07/19/2036	1.500%	32,400,000	32,755,356
07/14/2050	2.500%	288,816,000	298,371,746
Total Residential Mortgage-Backed Securities - Agency (Cost $1,866,375,360)			1,901,598,576

Residential Mortgage-Backed Securities - Non-Agency 5.0%

ACE Securities Corp. Home Equity Loan Trust(b)
CMO Series 2006-OP1 Class A2D
1-month USD LIBOR + 0.240% Floor 0.240% 04/25/2036	0.572%	11,224,067	10,804,320
Ajax Mortgage Loan Trust(a),(f)
CMO Series 2019-F Class A1
07/25/2059	2.860%	8,253,347	8,350,681
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	622,134	627,193
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	526,795	526,393
Banc of America Funding Trust(r)
CMO Series 2006-D Class 3A1
05/20/2036	2.923%	883,987	935,488
Banc of America Funding Trust(b)
CMO Series 2007-C Class 7A1
1-month USD LIBOR + 0.210% Floor 0.210% 05/20/2047	0.519%	2,061,201	2,053,752
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	1,046,936	1,071,912
Bellemeade Re Ltd.(a),(b)
CMO Series 2020-4A Class M2A
1-month USD LIBOR + 2.600% Floor 2.600% 06/25/2030	2.692%	1,532,137	1,538,808

60	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carrington Mortgage Loan Trust(b)
CMO Series 2006-NC3 Class A3
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 12.500% 08/25/2036	0.242%	2,253,965	2,179,474
Central Park Funding Trust(a),(b)
CMO Series 2021-1 Class A
1-month USD LIBOR + 2.750% Floor 2.750% 08/29/2022	2.859%	9,855,684	10,084,071
CMO Series 2021-2 Class PT
1-month USD LIBOR + 3.000% 10/27/2022	3.111%	7,589,845	7,641,216
Chase Mortgage Finance Corp.(a),(f)
Subordinated CMO Series 2019-1 Class B2
03/25/2050	3.919%	969,212	1,008,157
Subordinated Series 2016-SH1 Class M2
04/25/2045	3.750%	321,310	328,410
CIM Group(a),(f)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	10,275,571	10,261,907
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.168%	5,895,058	5,844,123
CIM Trust(a),(f)
CMO Series 2019-J2 Class B1
10/25/2049	3.831%	865,869	906,882
CMO Series 2019-R5 Class M2
09/25/2059	3.250%	1,100,000	1,154,663
CMO Series 2020-R4 Class A1A
06/25/2060	3.300%	9,232,137	9,191,856
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	6,161,599	6,116,434
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	13,518,090	13,648,157
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	346,494	353,571
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2014-12 Class 3A1
10/25/2035	2.671%	207,914	207,970
CMO Series 2015-A Class A4
06/25/2058	4.250%	115,271	116,853
COLT Mortgage Loan Trust(a)
CMO Series 2019-4 Class A3
11/25/2049	2.988%	760,066	763,036
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(f)
CMO Series 2020-1R Class A2
09/25/2065	1.512%	610,078	614,237
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-R01 Class 2M2
1-month USD LIBOR + 2.450% 07/25/2031	2.542%	1,231,775	1,237,264
CMO Series 2019-R02 Class 1M2
1-month USD LIBOR + 2.300% Floor 2.300% 08/25/2031	2.392%	703,575	708,888
CMO Series 2020-R02 Class 2M2
1-month USD LIBOR + 2.000% 01/25/2040	2.092%	945,079	948,760
CMO Series 2020-SBT1 Class 1M2
1-month USD LIBOR + 3.650% 02/25/2040	3.742%	1,500,000	1,537,686
CMO Series 2020-SBT1 Class 2M2
1-month USD LIBOR + 3.650% 02/25/2040	3.742%	3,500,000	3,605,526
Subordinated CMO Series 2019-R05 Class 1B1
1-month USD LIBOR + 4.100% 07/25/2039	4.192%	2,000,000	2,031,936
Countrywide Home Loan Mortgage Pass-Through Trust(f)
CMO Series 2007-HY5 Class 1A1
09/25/2047	3.569%	399,395	374,469
Credit Suisse Mortgage Trust(a),(e)
CMO Series 2020-11R Class A1
04/25/2038	2.000%	5,053,067	5,053,067
Credit-Based Asset Servicing & Securitization LLC(f)
CMO Series 2007-CB1 Class AF3
01/25/2037	5.737%	3,819,715	1,740,170
CSMC Trust(a),(f)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	8,134,853	8,692,411
CMO Series 2020-RPL2 Class A12
02/25/2060	3.454%	4,647,585	4,746,793
CMO Series 2020-RPL6 Class A1
03/25/2059	2.688%	3,403,144	3,397,081
CSMCM Trust Certificates(a),(f)
CMO Series 2018-RPL4 Class CERT
07/25/2050	3.735%	2,358,870	2,422,822
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2020-1 Class M1
01/25/2060	3.010%	1,000,000	1,026,855
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	1,910,000	2,010,294

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	61

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Downey Savings & Loan Association Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1A
1-month USD LIBOR + 0.290% Floor 0.290%, Cap 11.000% 10/19/2045	0.388%	1,392,745	1,346,132
CMO Series 2006-AR2 Class 2A1A
1-month USD LIBOR + 0.200% Floor 0.200% 10/19/2036	0.298%	2,168,592	1,968,144
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.892%	493,283	493,605
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 2015-C02 Class 1M2
1-month USD LIBOR + 4.000% 05/25/2025	4.092%	1,572,958	1,608,795
CMO Series 2015-C03 Class 1M2
1-month USD LIBOR + 5.000% Floor 5.000% 07/25/2025	5.092%	295,514	303,896
CMO Series 2015-C03 Class 2M2
1-month USD LIBOR + 5.000% 07/25/2025	5.092%	419,424	426,207
CMO Series 2015-C04 Class 1M2
1-month USD LIBOR + 5.700% 04/25/2028	5.792%	1,751,598	1,854,604
CMO Series 2015-C04 Class 2M2
1-month USD LIBOR + 5.550% 04/25/2028	5.642%	1,642,415	1,732,070
CMO Series 2016-C04 Class 1M2
1-month USD LIBOR + 4.250% 01/25/2029	4.342%	2,128,374	2,215,703
CMO Series 2017-C02 Class 2M2
1-month USD LIBOR + 3.650% 09/25/2029	3.742%	3,104,466	3,220,821
CMO Series 2017-C03 Class 1M2
1-month USD LIBOR + 3.000% 10/25/2029	3.092%	3,756,459	3,857,978
CMO Series 2017-C04 Class 2M2
1-month USD LIBOR + 2.850% 11/25/2029	2.942%	3,241,271	3,323,282
CMO Series 2017-C06 Class 1M2
1-month USD LIBOR + 2.650% Floor 2.650% 02/25/2030	2.742%	1,831,836	1,865,166
CMO Series 2017-C06 Class 2M2
1-month USD LIBOR + 2.800% Floor 2.800% 02/25/2030	2.892%	550,987	563,124
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-C07 Class 2M2
1-month USD LIBOR + 2.500% Floor 2.500% 05/25/2030	2.592%	2,159,376	2,191,041
CMO Series 2018-C06 Class 1M2
1-month USD LIBOR + 2.000% Floor 2.000% 03/25/2031	2.092%	2,224,862	2,237,010
CMO Series 2018-C06 Class 2M2
1-month USD LIBOR + 2.100% Floor 2.100% 03/25/2031	2.192%	4,020,521	4,058,667
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	4.092%	1,896,340	1,937,371
CMO Series 2016-DNA1 Class M3
1-month USD LIBOR + 5.550% 07/25/2028	5.642%	4,061,057	4,256,670
CMO Series 2017-DNA3 Class M2
1-month USD LIBOR + 2.500% 03/25/2030	2.592%	3,000,000	3,064,805
CMO Series 2017-HQA2 Class M2
1-month USD LIBOR + 2.650% 12/25/2029	2.742%	2,823,444	2,879,915
CMO Series 2018-HQA1 Class M2
1-month USD LIBOR + 2.300% 09/25/2030	2.392%	1,557,048	1,568,588
Series 2016-HQA2 Class M3
1-month USD LIBOR + 5.150% 11/25/2028	5.242%	1,945,042	2,037,249
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust(a),(b)
CMO Series 2019-DNA1 Class M2
1-month USD LIBOR + 2.650% 01/25/2049	2.742%	886,694	902,557
CMO Series 2019-HQA2 Class M2
1-month USD LIBOR + 2.050% Floor 2.050% 04/25/2049	2.142%	1,447,339	1,457,919
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF18 Class A2D
1-month USD LIBOR + 0.210% Floor 0.210% 12/25/2037	0.302%	1,676,989	1,561,563
CMO Series 2007-FF2 Class A2B
1-month USD LIBOR + 0.100% Floor 0.100% 03/25/2037	0.192%	3,854,161	2,311,832
First Horizon Mortgage Pass-Through Trust(f)
CMO Series 2007-AR1 Class 1A1
05/25/2037	2.805%	252,366	148,719

62	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Flagstar Mortgage Trust(a),(f)
CMO Series 2020-2 Class A4
08/01/2050	3.000%	1,410,840	1,426,783
Subordinated CMO Series 2018-5 Class B3
09/25/2048	4.536%	946,389	995,172
Subordinated CMO Series 2019-2 Class B1
12/25/2049	4.110%	907,525	960,569
Subordinated CMO Series 2019-2 Class B2
12/25/2049	4.110%	970,615	1,013,577
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA2 Class M2
1-month USD LIBOR + 1.850% 02/25/2050	1.942%	3,000,000	3,021,014
CMO Series 2020-HQA1 Class M2
1-month USD LIBOR + 1.900% 01/25/2050	1.992%	229,903	230,487
CMO Series 2020-HQA2 Class M2
1-month USD LIBOR + 3.100% 03/25/2050	3.192%	3,500,000	3,557,003
CMO Series 2020-HQA3 Class M2
1-month USD LIBOR + 3.600% 07/25/2050	3.692%	4,720,720	4,762,805
CMO Series 2021-HQA1 Class B1
30-day Average SOFR + 3.000% 08/25/2033	3.010%	6,000,000	5,930,380
CMO Series 2021-HQA1 Class M2
30-day Average SOFR + 2.250% 08/25/2033	2.260%	11,700,000	11,829,035
Subordinated CMO Series 2021-DNA3 Class B1
30-day Average SOFR + 3.500% 10/25/2033	3.510%	2,025,000	2,062,961
Freddie Mac STACR Trust(a),(b)
CMO Series 2018-HQA2 Class M2
1-month USD LIBOR + 2.300% 10/25/2048	2.392%	1,100,000	1,110,982
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
1-month USD LIBOR + 3.900% 12/25/2027	3.992%	1,683,012	1,710,049
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.092%	2,316,395	2,329,678
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	2.610%	8,755,000	8,905,418
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	4.010%	1,805,000	1,876,025
Galton Funding Mortgage Trust(a),(f)
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,649,502	1,755,223
CMO Series 2019-1 Class B2
02/25/2059	4.500%	926,320	985,332
Subordinated CMO Series 2018-2 Class B2
10/25/2058	4.750%	482,805	524,333
GCAT LLC(a),(f)
CMO Series 2019-4 Class A1
11/26/2049	3.228%	7,862,829	7,951,804
GS Mortgage-Backed Securities Corp. Trust(a),(f)
CMO Series 2019-PJ1 Class A1
08/25/2049	4.000%	189,150	192,517
CMO Series 2019-PJ3 Class A1
03/25/2050	3.500%	95,054	96,580
CMO Series 2020-PJ2 Class A4
07/25/2050	3.500%	779,349	795,627
CMO Series 2020-PJ4 Class A4
01/25/2051	3.000%	602,710	613,828
CMO Series 2021-PJ4 Class A4
09/25/2051	2.500%	3,190,245	3,216,417
CMO Series 2021-PJ5 Class A4
10/25/2051	2.500%	2,800,000	2,814,687
GS Mortgage-Backed Securities Corp. Trust(f)
CMO Series 2020-PJ5 Class A4
03/27/2051	3.000%	1,379,452	1,409,065
GSAMP Trust(b)
CMO Series 2004-OPT Class M1
1-month USD LIBOR + 0.870% Floor 0.870% 11/25/2034	0.962%	1,426,393	1,416,168
GSR Mortgage Loan Trust(f)
CMO Series 2006-AR2 Class 2A1
04/25/2036	2.654%	1,141,984	940,116
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	0.298%	6,942,297	6,456,257
Homeward Opportunities Fund I Trust(a),(f)
CMO Series 2019-2 Class A3
09/25/2059	3.007%	732,525	739,805

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	63

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSI Asset Securitization Corp. Trust(b)
CMO Series 2006-OPT1 Class M1
1-month USD LIBOR + 0.360% Floor 0.360% 12/25/2035	0.452%	5,100,119	5,058,494
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A1
1-month USD LIBOR + 0.280% Floor 0.280%, Cap 11.500% 04/25/2047	0.372%	3,895,613	3,840,595
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2007-CH5 Class A5
1-month USD LIBOR + 0.260% Floor 0.260% 06/25/2037	0.352%	3,046,286	3,023,348
JPMorgan Mortgage Trust
CMO Series 2006-S2 Class 2A2
06/25/2021	5.875%	91,184	89,437
CMO Series 2007-S1 Class 1A2
03/25/2022	5.500%	25,118	24,987
JPMorgan Mortgage Trust(a),(f)
CMO Series 2017-3 Class 1A13
08/25/2047	3.500%	1,137,730	1,160,203
CMO Series 2017-4 Class A7
11/25/2048	3.500%	396,248	401,522
CMO Series 2018-5 Class A13
10/25/2048	3.500%	943,090	972,616
CMO Series 2018-6 Class 1A10
12/25/2048	3.500%	360,044	367,059
CMO Series 2019-1 Class A3
05/25/2049	4.000%	946,525	962,173
CMO Series 2019-2 Class A3
08/25/2049	4.000%	335,656	340,261
CMO Series 2019-3 Class A3
09/25/2049	4.000%	118,921	120,876
CMO Series 2019-5 Class A3
11/25/2049	4.000%	919,173	936,877
CMO Series 2019-8 Class A15
03/25/2050	3.500%	466,684	477,941
CMO Series 2019-9 Class B2A
05/25/2050	3.516%	1,458,486	1,503,088
CMO Series 2019-HYB1 Class B1
10/25/2049	3.831%	974,952	1,025,093
CMO Series 2019-INV2 Class A3
02/25/2050	3.500%	380,802	388,157
CMO Series 2019-LTV1 Class A3
06/25/2049	4.000%	421,050	424,244
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-LTV2 Class A18
12/25/2049	4.000%	190,687	193,679
CMO Series 2019-LTV3 Class B3
03/25/2050	4.543%	1,631,036	1,717,601
CMO Series 2020-1 Class A15
06/25/2050	3.500%	1,136,834	1,157,387
CMO Series 2020-2 Class A15
07/25/2050	3.500%	742,772	757,305
CMO Series 2020-5 Class A15
12/25/2050	3.000%	511,510	520,630
CMO Series 2020-5 Class B1
12/25/2050	3.693%	982,672	1,046,690
CMO Series 2020-7 Class A15
01/25/2051	3.000%	747,833	764,853
CMO Series 2020-8 Class A15
03/25/2051	3.000%	1,416,310	1,446,841
CMO Series 2020-LTV2 Class A1
11/25/2050	3.000%	1,129,768	1,147,139
CMO Series 2021-4 Class A15
08/25/2051	2.500%	1,973,332	1,993,914
Subordinated CMO Series 2017-1 Class B4
01/25/2047	3.503%	451,098	461,307
Subordinated CMO Series 2017-3 Class B1
08/25/2047	3.788%	1,351,731	1,428,516
Subordinated CMO Series 2017-6 Class B2
12/25/2048	3.808%	557,269	588,635
Subordinated CMO Series 2018-8 Class B1
01/25/2049	4.180%	1,135,775	1,161,562
Subordinated CMO Series 2018-8 Class B2
01/25/2049	4.180%	946,479	984,872
Subordinated CMO Series 2019-2 Class B2
08/25/2049	4.556%	2,207,904	2,241,226
Subordinated CMO Series 2019-6 Class B1
12/25/2049	4.268%	966,804	1,000,532
Subordinated CMO Series 2019-8 Class B3A
03/25/2050	3.469%	1,937,729	1,989,882
Subordinated CMO Series 2019-LTV1 Class B1
06/25/2049	4.861%	2,365,704	2,489,059
Subordinated CMO Series 2019-LTV1 Class B2
06/25/2049	4.861%	2,029,738	2,126,521
Subordinated CMO Series 2019-LTV2 Class B2
12/25/2049	4.842%	1,160,701	1,222,624
Subordinated CMO Series 2019-LTV2 Class B3
12/25/2049	4.842%	967,250	1,014,007
Subordinated CMO Series 2020-8 Class B2
03/25/2051	3.624%	1,971,696	2,059,731

64	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Mortgage Trust(a),(b)
CMO Series 2018-7FRB Class A1
1-month USD LIBOR + 0.750% 04/25/2046	0.856%	1,141,649	1,138,639
JPMorgan Trust(a),(f)
Subordinated CMO Series 2015-3 Class B3
05/25/2045	3.610%	685,949	702,131
Legacy Mortgage Asset Trust(a)
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	1,421,847	1,422,690
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2019-GS2 Class A1
01/25/2059	3.750%	1,390,969	1,391,836
CMO Series 2019-GS4 Class A1
05/25/2059	3.438%	2,391,012	2,388,642
CMO Series 2019-GS6 Class A1
06/25/2059	3.000%	1,081,829	1,083,055
CMO Series 2019-PR1 Class A1
09/25/2059	3.858%	9,878,243	9,935,322
CMO Series 2020-GS1 Class A1
10/25/2059	2.882%	4,269,596	4,292,500
CMO Series 2020-SL1 Class A
01/25/2060	2.734%	2,330,353	2,319,564
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	1,245,787	1,244,855
CMO Series 2021-SL1 Class A
04/01/2059	1.991%	4,664,057	4,663,531
Lehman XS Trust(b)
CMO Series 2005-4 Class 1A3
1-month USD LIBOR + 0.800% Floor 0.800% 10/25/2035	0.892%	357,031	357,350
CMO Series 2005-5N Class 3A1A
1-month USD LIBOR + 0.300% Floor 0.300% 11/25/2035	0.392%	1,232,677	1,221,146
CMO Series 2006-2N Class 1A1
1-month USD LIBOR + 0.260% Floor 0.260% 02/25/2046	0.612%	1,477,077	1,357,342
Long Beach Mortgage Loan Trust(b)
CMO Series 2005-1 Class M3
1-month USD LIBOR + 0.870% Floor 0.870% 02/25/2035	0.962%	757,083	757,391
CMO Series 2006-10 Class 1A
1-month USD LIBOR + 0.150% Floor 0.150% 11/25/2036	0.242%	4,606,279	3,441,592
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	517,313	537,630
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-1 Class A2D
1-month USD LIBOR + 0.340% Floor 0.340% 04/25/2037	0.432%	18,885,551	10,865,031
Mill City Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	239,209	241,204
Morgan Stanley Resecuritization Trust(a),(f)
CMO Series 2015-R4 Class 4B1
08/26/2047	2.959%	2,742,998	2,722,258
Mortgage Repurchase Agreement Financing Trust(a),(b)
CMO Series 2020-3 Class A1
1-month USD LIBOR + 1.250% Floor 1.250% 01/23/2023	1.345%	1,205,000	1,205,137
CMO Series 2020-4 Class A1
1-month USD LIBOR + 1.350% 04/23/2023	1.445%	1,145,000	1,145,191
CMO Series 2020-4 Class A2
1-month USD LIBOR + 1.350% 04/23/2023	1.445%	2,190,000	2,190,365
MortgageIT Trust(b)
CMO Series 2005-5 Class A1
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.500% 12/25/2035	0.612%	834,558	837,727
MRA Issuance Trust(a),(b)
CMO Series 2020-15 Class A
1-month USD LIBOR + 1.500% Floor 1.500% 07/15/2021	1.610%	7,600,000	7,601,069
MRA Issuance Trust(a),(b),(d),(e)
CMO Series 2020-7 Class A
1-month USD LIBOR + 1.600% 12/11/2021	1.710%	23,220,000	23,220,000
CMO Series 2021-10 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 02/22/2023	2.000%	8,930,000	8,930,000
CMO Series 2021-9 Class A1X
1-month USD LIBOR + 1.200% Floor 1.200% 11/15/2021	1.315%	7,000,000	6,981,450
CMO Series 2021-EBO3 Class A1X
1-month USD LIBOR + 1.750% Floor 1.750% 03/31/2023	1.860%	6,690,000	6,690,000

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	65

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-EBO3 Class A2
1-month USD LIBOR + 2.750% Floor 2.750% 03/31/2023	2.860%	7,720,000	7,720,000
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2018-4A Class A1S
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2048	0.842%	1,819,451	1,827,076
New Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-NQM3 Class A3
07/25/2049	3.086%	1,488,477	1,542,784
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	1.642%	247,864	248,080
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.492%	92,752	92,812
Oaktown Re IV Ltd.(a),(b)
CMO Series 2020-1A Class M1B
1-month USD LIBOR + 4.750% Floor 4.750% 07/25/2030	4.842%	686,482	690,361
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.600% Floor 3.600% 10/25/2030	3.692%	530,000	539,165
Subordinated CMO Series 2020-2A Class M1A
1-month USD LIBOR + 2.400% Floor 2.400% 10/25/2030	2.543%	229,148	229,327
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1A
30-day Average SOFR + 1.650% Floor 1.650% 10/25/2033	1.660%	1,290,000	1,295,947
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	2.060%	915,000	921,456
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	3.010%	2,250,000	2,283,274
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OBX Trust(a),(f)
CMO Series 2019-EXP1 Class 1A3
01/25/2059	4.000%	361,186	369,298
CMO Series 2019-INV2 Class A25
05/27/2049	4.000%	258,263	262,788
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates(b)
CMO Series 2005-4 Class M2
1-month USD LIBOR + 0.750% Floor 0.750% 11/25/2035	0.856%	8,400,000	8,189,947
RALI Trust(f)
CMO Series 2005-QA4 Class A41
04/25/2035	3.240%	69,749	51,643
RALI Trust(f),(g)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.457%	29,961,744	380,532
CMO Series 2006-QS9 Class 1AV
07/25/2036	0.599%	14,280,910	320,169
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.172%	30,461,842	187,947
RFMSI Trust(f)
CMO Series 2005-SA5 Class 1A
11/25/2035	3.158%	877,547	622,285
CMO Series 2006-SA4 Class 2A1
11/25/2036	4.704%	292,059	284,995
Seasoned Credit Risk Transfer Trust
CMO Series 2017-4 Class M45T
06/25/2057	4.500%	572,594	639,453
Securitized Asset-Backed Receivables LLC Trust(b)
Subordinated CMO Series 2006-OP1 Class M2
1-month USD LIBOR + 0.390% Floor 0.390% 10/25/2035	0.677%	2,317,549	2,314,011
Sequoia Mortgage Trust(a),(f)
CMO Series 2019-1 Class A1
02/25/2049	4.000%	285,899	288,901
CMO Series 2019-4 Class A19
11/25/2049	3.500%	338,446	344,624
CMO Series 2019-CH1 Class A1
03/25/2049	4.500%	418,447	426,600
CMO Series 2019-CH1 Class B1B
03/25/2049	1.323%	2,887,068	2,968,651
CMO Series 2019-CH2 Class A1
08/25/2049	4.500%	375,126	380,630
CMO Series 2020-1 Class A19
02/25/2050	3.500%	385,984	394,697
CMO Series 2020-2 Class A19
03/25/2050	3.500%	472,003	481,973

66	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-3 Class A19
04/25/2050	3.000%	1,809,493	1,851,428
Subordinated CMO Series 2015-1 Class B1
01/25/2045	3.884%	518,241	531,534
Subordinated CMO Series 2018-6 Class B1
07/25/2048	4.175%	1,170,720	1,258,890
Subordinated CMO Series 2019-2 Class B2
06/25/2049	4.267%	1,902,844	2,013,660
Subordinated CMO Series 2020-3 Class B2
04/25/2050	3.364%	1,036,576	1,081,043
Sequoia Mortgage Trust(f)
Subordinated CMO Series 2013-3 Class B3
03/25/2043	3.513%	693,531	709,854
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2019-1 Class A3
06/25/2049	3.299%	1,096,654	1,102,931
Station Place Securitization Trust(a),(b),(e)
CMO Series 2021-4 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 04/11/2022	1.006%	10,600,000	10,600,000
CMO Series 2021-8 Class A
1-month USD LIBOR + 0.800% Floor 0.800% 06/20/2022	1.100%	7,370,000	7,370,000
Structured Adjustable Rate Mortgage Loan Trust(f)
CMO Series 2004-20 Class 1A2
01/25/2035	2.691%	572,104	581,805
CMO Series 2006-5 Class 1A1
06/25/2036	3.057%	942,660	918,800
Texas Capital Bank NA(a),(b)
CMO Series 2021 Class NOTE
3-month USD LIBOR + 4.500% 09/30/2024	4.703%	7,340,000	7,344,131
Towd Point Mortgage Trust(a),(f)
CMO Series 2017-6 Class A2
10/25/2057	3.000%	2,500,000	2,640,991
Verus Securitization Trust(a),(f)
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	729,406	736,122
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A3
1-month USD LIBOR + 0.150% Floor 0.150% 01/25/2037	0.242%	3,876,831	2,408,338
WaMu Mortgage Pass-Through Certificates Trust(f)
CMO Series 2003-AR8 Class A
08/25/2033	2.914%	307,980	317,868
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-AR4 Class A6
06/25/2034	2.897%	2,538,067	2,570,044
CMO Series 2004-AR7 Class A6
07/25/2034	2.862%	1,098,059	1,141,615
CMO Series 2007-HY1 Class 3A3
02/25/2037	3.185%	3,121,101	3,103,748
CMO Series 2007-HY3 Class 1A1
03/25/2037	2.844%	511,929	471,274
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR11 Class A1A
1-month USD LIBOR + 0.320% Floor 0.320%, Cap 10.500% 08/25/2045	0.732%	925,647	918,540
CMO Series 2005-AR17 Class A1A1
1-month USD LIBOR + 0.540% Floor 0.540%, Cap 10.500% 12/25/2045	0.632%	2,768,416	2,716,252
CMO Series 2005-AR2 Class 2A1A
1-month USD LIBOR + 0.310% Floor 0.310%, Cap 10.500% 01/25/2045	0.712%	963,250	959,210
CMO Series 2005-AR8 Class 2A1A
1-month USD LIBOR + 0.290% Floor 0.290%, Cap 10.500% 07/25/2045	0.672%	2,395,312	2,355,842
CMO Series 2005-AR9 Class A1A
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 10.500% 07/25/2045	0.732%	653,335	654,269
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	1.058%	1,587,210	1,588,393
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% Floor 0.980% 06/25/2046	1.098%	504,277	508,390
CMO Series 2007-OC2 Class A3
1-month USD LIBOR + 0.310% Floor 0.310% 06/25/2037	0.402%	2,259,112	2,210,700
Wells Fargo Mortgage-Backed Securities Trust(a),(f)
CMO Series 2019-1 Class A1
11/25/2048	4.000%	332,096	336,536
CMO Series 2020-1 Class B2
12/25/2049	3.246%	985,936	1,023,952
Subordinated CMO Series 2018-1 Class B3
07/25/2047	3.535%	1,117,572	1,147,506

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	67

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-1 Class B3
12/25/2049	3.246%	1,982,454	2,044,151
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $530,184,674)			535,920,091

Senior Loans 0.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(s)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	2.343%	735,650	725,461
Airlines 0.0%
American Airlines, Inc.(b),(s)
Term Loan
1-month USD LIBOR + 1.750% 01/29/2027	1.843%	247,500	229,727
United AirLines, Inc.(b),(s)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	4.500%	725,000	731,344
Total			961,071
Automotive 0.2%
Clarios Global LP(b),(s)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	3.343%	1,905,632	1,895,513
Navistar, Inc.(b),(s)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/06/2024	3.600%	3,009,447	3,008,183
Tenneco, Inc.(b),(s)
Tranche A Term Loan
3-month USD LIBOR + 2.000% 09/29/2023	2.093%	9,808,802	9,673,931
Total			14,577,627
Cable and Satellite 0.1%
Charter Communications Operating LLC/Safari LLC(b),(s)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	1.850%	246,867	245,440
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(b),(s)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	2.348%	698,182	689,629
3-month USD LIBOR + 2.250% 01/15/2026	2.348%	1,368,500	1,352,420
3-month USD LIBOR + 2.500% 04/15/2027	2.598%	4,021,943	3,994,795
Virgin Media Bristol LLC(b),(s)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	2.601%	1,250,000	1,242,188
Total			7,524,472
Chemicals 0.0%
Avantor Funding, Inc.(b),(s)
Tranche B4 Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 11/08/2027	3.250%	1,945,125	1,949,988
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc.(b),(s)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/01/2024	1.953%	797,645	793,281
Nouryon Finance BV/AkzoNobel(b),(s)
Term Loan
1-month USD LIBOR + 2.750% 10/01/2025	2.848%	498,694	494,121
Total			3,237,390
Consumer Cyclical Services 0.0%
Intrado Corp.(b),(s)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/10/2024	5.000%	748,067	727,375
Tranche B1 Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/10/2024	4.500%	568,539	550,141
Spin Holdco Inc./Coinmach(b),(s)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 03/04/2028	4.750%	550,000	548,972
Total			1,826,488

68	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Acuity Specialty Products, Inc./Zep, Inc.(b),(s)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 08/12/2024	5.000%	772,997	760,823
Diversified Manufacturing 0.0%
Vertiv Group Corp.(b),(m),(s)
Tranche B Term Loan
1-month USD LIBOR + 2.750% 03/02/2027	2.860%	1,406,992	1,400,844
Electric 0.0%
Vistra Operations Co., LLC(b),(s)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	1.844%	286,028	284,361
Environmental 0.0%
Clean Harbors, Inc.(b),(s)
Term Loan
3-month USD LIBOR + 1.750% 06/28/2024	1.843%	388,889	389,294
GFL Environmental, Inc.(b),(s)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	3.500%	604,350	605,444
Total			994,738
Finance Companies 0.0%
Avolon Borrower 1 LLC(b),(s)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	2.500%	175,812	175,170
Delos Finance SARL(b),(s)
Term Loan
3-month USD LIBOR + 1.750% 10/06/2023	1.953%	600,000	599,250
Total			774,420
Food and Beverage 0.0%
Hostess Brands LLC(b),(s)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 08/03/2025	3.000%	740,602	737,639
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.0%
Caesars Resort Collection LLC(b),(s)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	2.843%	2,742,912	2,719,899
Churchill Downs, Inc.(b),(s)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/27/2024	2.100%	388,945	385,219
Total			3,105,118
Health Care 0.1%
Change Healthcare Holdings LLC(b),(s)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.500%	2,889,062	2,886,433
Gentiva Health Services, Inc.(b),(s)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 2.750% 07/02/2025	2.875%	2,049,632	2,044,508
IQVIA, Inc./Quintiles IMS(b),(s)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 01/17/2025	1.843%	583,375	580,896
Total			5,511,837
Home Construction 0.0%
Brookfield Property REIT, Inc.(b),(s)
Tranche A2 Term Loan
3-month USD LIBOR + 3.000% 08/28/2023	3.093%	1,607,817	1,583,700
Independent Energy 0.0%
Ascent Resources Utica Holdings(b),(s)
2nd Lien Term Loan
1-month USD LIBOR + 10.000% Floor 1.000% 11/01/2025	10.000%	287,000	317,135
Media and Entertainment 0.0%
Diamond Sports Group LLC(b),(s)
Term Loan
3-month USD LIBOR + 3.250% 08/24/2026	3.350%	1,633,068	1,169,179
Sinclair Television Group, Inc.(b),(s)
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% 04/01/2028	3.100%	1,250,000	1,243,750
Total			2,412,929

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	69

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.0%
Adtalem Global Education, Inc.(b),(m),(s)
Tranche B Term Loan
1-month USD LIBOR + 4.500% Floor 0.750% 02/12/2028	5.250%	1,250,000	1,240,362
PowerTeam Services LLC(b),(s)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/06/2025	4.250%	457,355	452,782
Total			1,693,144
Packaging 0.0%
Berry Global, Inc.(b),(s)
Tranche Z Term Loan
1-month USD LIBOR + 1.750% 07/01/2026	1.845%	2,507,466	2,485,525
Pactiv Evergreen Inc.(b),(s)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	2.843%	213,210	212,648
Total			2,698,173
Pharmaceuticals 0.2%
Bausch Health Companies, Inc.(b),(s)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	3.093%	3,642,105	3,626,626
Elanco Animal Health, Inc.(b),(s)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	1.860%	2,718,518	2,699,270
Grifols Worldwide Operations Ltd.(b),(m),(s)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	2.062%	2,244,318	2,222,997
Horizon Therapeutics USA, Inc.(b),(s)
Tranche B2 Term Loan
1-month USD LIBOR + 2.000% Floor 0.500% 03/15/2028	2.500%	1,325,000	1,322,165
Organon & Co.(b),(m),(s)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	3.500%	4,250,000	4,243,923
Total			14,114,981
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.0%
AmWINS Group, Inc.(b),(s)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.750% 02/19/2028	3.000%	3,291,750	3,274,962
Restaurants 0.0%
New Red Finance, Inc./Burger King/Tim Hortons(b),(s)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.843%	554,846	546,002
Retailers 0.0%
Michaels Companies, Inc. (The)(b),(s)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 04/15/2028	5.000%	2,000,000	2,003,960
Technology 0.1%
CommScope, Inc.(b),(s)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	3.343%	1,738,750	1,730,421
Peraton Corp.(b),(s)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	4.500%	2,300,000	2,302,231
SS&C Technologies Holdings, Inc.(b),(s)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.843%	120,543	119,172
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 04/16/2025	1.843%	92,253	91,204
Total			4,243,028
Wireless 0.0%
Digicel International Finance Ltd.(b),(s)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/27/2024	3.430%	1,994,833	1,914,621
SBA Senior Finance II LLC(b),(s)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.850%	724,513	719,383
Total			2,634,004

70	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.1%
Lumen Technologies, Inc.(b),(s)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	2.343%	246,875	244,500
Telenet Financing USD LLC(b),(s)
Term Loan
6-month USD LIBOR + 2.000% 04/30/2028	2.101%	750,000	740,812
Zayo Group Holdings, Inc.(b),(s)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	3.093%	2,863,487	2,840,665
Total			3,825,977
Total Senior Loans (Cost $81,166,679)			81,770,284

Treasury Bills 2.8%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 2.8%
U.S. Treasury Bills
06/03/2021	0.020%	40,000,000	39,999,893
06/10/2021	0.010%	50,000,000	49,999,821
06/17/2021	0.010%	21,000,000	20,999,885
06/24/2021	0.010%	28,000,000	27,999,773
07/08/2021	0.010%	8,000,000	7,999,919
07/15/2021	0.010%	24,000,000	23,999,819
08/26/2021	0.010%	16,170,000	16,169,539
08/31/2021	0.010%	26,155,000	26,154,597
09/02/2021	0.010%	42,525,000	42,523,859
11/04/2021	0.020%	11,000,000	10,999,074
11/18/2021	0.020%	28,955,000	28,952,070
U.S. Treasury Bills(t)
07/22/2021	0.000%	5,000,000	4,999,971
Total			300,798,220
Total Treasury Bills (Cost $300,790,187)			300,798,220

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
10/05/2022	2.000%	2,720,000	2,788,329
Federal National Mortgage Association(i)
STRIPS
05/15/2030	0.000%	520,000	442,766
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residual Funding Corp.(i)
STRIPS
01/15/2030	0.000%	7,351,000	6,306,859
04/15/2030	0.000%	425,000	363,685
Resolution Funding Corp.(i)
STRIPS
04/15/2029	0.000%	640,000	555,930
04/15/2030	0.000%	3,000,000	2,540,499
Tennessee Valley Authority Principal STRIP(i)
09/15/2024	0.000%	530,000	514,760
Total U.S. Government & Agency Obligations (Cost $12,258,218)			13,512,828

U.S. Treasury Obligations 17.8%

U.S. Treasury
03/31/2022	1.750%	3,500	3,549
01/31/2023	0.125%	1,125,000	1,125,132
02/28/2023	0.125%	53,675,000	53,677,096
03/31/2023	0.125%	51,415,000	51,408,975
04/30/2023	0.125%	257,785,000	257,734,652
05/15/2024	0.250%	31,146,000	31,104,634
01/31/2025	1.375%	14,595,000	15,078,459
09/30/2025	0.250%	6,855,000	6,743,071
11/30/2025	0.375%	10,255,000	10,117,198
12/31/2025	0.375%	20,835,000	20,530,614
01/31/2026	0.375%	29,320,000	28,852,712
02/28/2026	0.500%	65,570,000	64,847,706
03/31/2026	0.750%	29,710,000	29,703,037
04/30/2026	0.750%	133,702,200	133,566,409
01/31/2028	0.750%	34,826,000	33,862,843
02/29/2028	1.125%	36,810,000	36,654,708
04/30/2028	1.250%	45,572,000	45,636,086
02/15/2029	2.625%	20,055,000	21,935,156
08/15/2030	0.625%	21,895,000	20,187,874
11/15/2030	0.875%	77,660,000	73,073,206
02/15/2031	1.125%	67,775,000	65,042,820
05/15/2031	1.625%	100,561,000	100,985,242
05/15/2039	4.250%	24,695,000	32,975,542
05/15/2040	4.375%	32,730,000	44,615,081
11/15/2040	1.375%	31,900,000	27,767,953
02/15/2041	1.875%	54,678,000	51,961,187
11/15/2042	2.750%	27,195,000	29,761,528
05/15/2043	2.875%	1,130,000	1,262,069
02/15/2044	3.625%	9,560,000	12,006,762
11/15/2048	3.375%	20,350,000	25,084,555
08/15/2049	2.250%	7,360,000	7,326,650
05/15/2050	1.250%	54,240,000	42,298,725
08/15/2050	1.375%	9,885,000	7,965,148
11/15/2050	1.625%	35,075,000	30,153,539
02/15/2051	1.875%	151,979,000	138,965,798
05/15/2051	2.375%	54,600,000	55,973,531
U.S. Treasury(c)
05/31/2023	0.125%	146,125,000	146,081,089
05/31/2026	0.750%	64,784,600	64,660,626

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	71

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(t)
08/15/2043	3.625%	8,455,000	10,591,209
05/15/2045	3.000%	10,035,000	11,461,852
02/15/2046	2.500%	21,235,000	22,220,437
U.S. Treasury(i)
STRIPS
11/15/2038	0.000%	3,220,000	2,178,783
02/15/2039	0.000%	1,610,000	1,074,298
05/15/2039	0.000%	9,580,000	6,342,634
02/15/2040	0.000%	5,735,000	3,717,893
11/15/2040	0.000%	4,170,000	2,644,855
11/15/2041	0.000%	3,500,000	2,155,098
05/15/2042	0.000%	400,000	243,625
08/15/2042	0.000%	5,510,000	3,324,941
05/15/2043	0.000%	18,965,000	11,266,395
11/15/2043	0.000%	9,279,000	5,423,865
11/15/2043	0.000%	7,025,000	4,206,493
02/15/2044	0.000%	5,980,000	3,477,277
08/15/2044	0.000%	1,255,000	721,821
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2045	0.000%	8,770,000	5,058,509
02/15/2045	0.000%	935,000	531,051
Total U.S. Treasury Obligations (Cost $1,937,467,929)			1,917,371,998

Money Market Funds 10.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(u),(v)	1,157,226,383	1,157,110,660
Total Money Market Funds (Cost $1,157,110,660)		1,157,110,660
Total Investments in Securities (Cost: $11,721,694,270)		11,904,887,087
Other Assets & Liabilities, Net		(1,128,118,217)
Net Assets		10,776,768,870

At May 31, 2021, securities and/or cash totaling $41,720,848 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,091	09/2021	USD	170,775,594	364,902	—
U.S. Long Bond	896	09/2021	USD	140,252,000	309,131	—
U.S. Treasury 10-Year Note	1,767	09/2021	USD	233,133,563	416,861	—
U.S. Treasury 10-Year Note	564	09/2021	USD	74,412,750	117,829	—
U.S. Treasury 2-Year Note	353	09/2021	USD	77,919,235	21,402	—
U.S. Treasury 5-Year Note	5,852	09/2021	USD	724,779,347	653,960	—
U.S. Treasury 5-Year Note	2,387	09/2021	USD	295,633,681	—	(77,398)
U.S. Ultra Bond 10-Year Note	162	09/2021	USD	23,482,406	108,500	—
U.S. Ultra Bond 10-Year Note	206	09/2021	USD	29,860,344	—	(3,813)
U.S. Ultra Treasury Bond	431	09/2021	USD	79,842,750	502,604	—
U.S. Ultra Treasury Bond	526	09/2021	USD	97,441,500	459,294	—
U.S. Ultra Treasury Bond	257	09/2021	USD	47,609,250	224,491	—
Total					3,178,974	(81,211)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(109)	09/2021	USD	(14,381,188)	3,351	—
U.S. Treasury 2-Year Note	(50)	09/2021	USD	(11,036,719)	—	(880)
U.S. Treasury 2-Year Note	(4,851)	09/2021	USD	(1,070,782,458)	—	(390,076)
U.S. Treasury 5-Year Note	(878)	09/2021	USD	(108,741,672)	—	(125,105)
U.S. Ultra Bond 10-Year Note	(69)	09/2021	USD	(10,001,766)	5,998	—
U.S. Ultra Bond 10-Year Note	(1,037)	09/2021	USD	(150,316,391)	—	(69,004)
Total					9,349	(585,065)

72	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 36	Morgan Stanley	06/20/2026	5.000	Quarterly	USD	132,820,000	(1,402,089)	—	—	—	(1,402,089)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2021, the total value of these securities amounted to $3,105,187,257, which represents 28.81% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2021.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2021, the total value of these securities amounted to $64,741,450, which represents 0.60% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2021.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(i)	Zero coupon bond.
(j)	Non-income producing investment.
(k)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2021.
(l)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(m)	Represents a security purchased on a forward commitment basis.
(n)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2021, the total value of these securities amounted to $7,465,933, which represents 0.07% of total net assets.
(o)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(p)	Principal and interest may not be guaranteed by a governmental entity.
(q)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At May 31, 2021, the total value of these securities amounted to $3,118,957, which represents 0.03% of total net assets.
(r)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(s)	The stated interest rate represents the weighted average interest rate at May 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(t)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(u)	The rate shown is the seven-day current annualized yield at May 31, 2021.
(v)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	595,019,738	4,824,365,641	(4,262,273,001)	(1,718)	1,157,110,660	(44,519)	492,979	1,157,226,383
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021	73

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2021 (Unaudited)
Abbreviation Legend
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
LIBID	London Interbank Bid Rate
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
74	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2021

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3QT101_08_L01_(07/21)